Prospectus October 31, 2016

Brown Advisory Growth Equity Fund
Institutional Shares (BAFGX)
Investor Shares (BIAGX)
Advisor Shares (BAGAX)

Brown Advisory Flexible Equity Fund
Institutional Shares (BAFFX)
Investor Shares (BIAFX)
Advisor Shares (BAFAX)

Brown Advisory Equity Income Fund
Institutional Shares (BAFDX)
Investor Shares (BIADX)
Advisor Shares (BADAX)

Brown Advisory Sustainable Growth Fund
Institutional Shares (BAFWX)
Investor Shares (BIAWX)
Advisor Shares (BAWAX)

Brown Advisory Small-Cap Growth Fund
Institutional Shares (BAFSX)
Investor Shares (BIASX)
Advisor Shares (BASAX)

Brown Advisory Small-Cap Fundamental Value Fund
Institutional Shares (BAUUX)
Investor Shares (BIAUX)
Advisor Shares (BAUAX)

Brown Advisory Global Leaders Fund
Institutional Shares (Not Available for Sale)
Investor Shares (BIALX)
Advisor Shares (Not Available for Sale)

Brown Advisory Intermediate Income Fund
Institutional Shares (Not Available for Sale)
Investor Shares (BIAIX)
Advisor Shares (BAIAX)

Brown Advisory Total Return Fund
Institutional Shares (BAFTX)
Investor Shares (BIATX)
Advisor Shares (Not Available for Sale)
Brown Advisory Strategic Bond Fund
Institutional Shares (Not Available for Sale)
Investor Shares (BIABX)
Advisor Shares (BATBX)

Brown Advisory Maryland Bond Fund
Institutional Shares (Not Available for Sale)
Investor Shares (BIAMX)
Advisor Shares (Not Available for Sale)

Brown Advisory Tax Exempt Bond Fund
Institutional Shares (Not Available for Sale)
Investor Shares (BIAEX)
Advisor Shares (Not Available for Sale)

Brown Advisory Mortgage Securities Fund
Institutional Shares (BAFZX)
Investor Shares (BIAZX)
Advisor Shares (Not Available for Sale)

Brown Advisory – WMC Strategic European Equity Fund
Institutional Shares (BAFHX)
Investor Shares (BIAHX)
Advisor Shares (BAHAX)

Brown Advisory − WMC Japan Alpha Opportunities Fund
Institutional Shares (BAFJX)
Investor Shares (BIAJX)
Advisor Shares (BAJAX)

Brown Advisory − Somerset Emerging Markets Fund
Institutional Shares (BAFQX)
Investor Shares (BIAQX)
Advisor Shares (BAQAX)

Brown Advisory Emerging Markets Small-Cap Fund
Institutional Shares (BAFNX)
Investor Shares (BIANX)
Advisor Shares (Not Available for Sale)

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Section
This important section summarizes the Funds’ objectives, strategies, fees, risks, past performance, portfolio turnover, portfolio manager, your account and other information.

Details About the Funds’ Investment Strategies
This section provides details about the Funds’ investment strategies.

Table of Investment Terms

Principal Investment Risks
This section provides details about the Funds’ principal investment risks.

Table of Contents - Prospectus

Management
Review this section for information about Brown Advisory LLC (the “Adviser”), and the people who manage the Funds.

Choosing Your Share Class
This section explains the differences between each class of shares and the applicable fees and sales charges.

Your Account
This section explains how shares are valued and how you can purchase and sell Fund shares.

Distributions and Taxes
This section provides details about dividends, distributions and taxes.

Index Descriptions

Financial Highlights
Review this section for details on selected financial statements of the Funds.

Table of Contents - Prospectus

Summary Section

Brown Advisory Growth Equity Fund
Institutional Shares (BAFGX)
Investor Shares (BIAGX)
Advisor Shares (BAGAX)

Investment Objective
The Brown Advisory Growth Equity Fund (the “Fund”) seeks to achieve capital appreciation by primarily investing in equity securities.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses	0.72%	0.87%	1.12%

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$74	$230	$401	$894
Investor Shares	$89	$278	$482	$1,073
Advisor Shares	$114	$356	$617	$1,363

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 24% of the average value of its portfolio.
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Summary Section – Brown Advisory Growth Equity Fund

Principal Investment Strategies
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of domestic companies. The Fund invests primarily in securities of medium and large market capitalization companies that the Adviser believes have exhibited an above average rate of earnings growth and that have prospects for above average, sustainable growth in the future. Medium and large market capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $2 billion at the time of purchase. The Fund may also invest in companies that do not exhibit particularly strong earnings histories but have other attributes that may contribute to accelerated growth in the foreseeable future. Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”). The Adviser may also invest in private placements in these types of securities. The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 15% of its net assets in foreign securities, including in emerging markets.

The Adviser may sell a security or reduce its position if:

•	The investment thesis is violated;
•	A more attractively priced security is found; or
•	The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

•
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Table of Contents - Prospectus

Summary Section – Brown Advisory Growth Equity Fund

•
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

•
Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

•
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•
Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

•	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•	Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.

•
Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

Table of Contents - Prospectus

Summary Section – Brown Advisory Growth Equity Fund

•
REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of the Investor Shares, Advisor Shares and Institutional Shares for 1, 5 and 10 year periods compare to a broad-based market index and secondary index provided to offer a broader market perspective.

The Fund is the successor to the investment performance of the Brown Advisory Growth Equity Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012. Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Growth Equity Fund – Investor Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2016 was 1.91%. During the periods shown in the chart, the highest quarterly return was 19.20% (for the quarter ended June 30, 2009) and the lowest quarterly return was -25.21% (for the quarter ended December 31, 2008).
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Summary Section – Brown Advisory Growth Equity Fund

Brown Advisory Growth Equity Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	5 Years	10 Years
Investor Shares
– Return Before Taxes	6.88%	10.93%	9.28%
– Return After Taxes on Distributions	5.28%	10.39%	9.01%
– Return After Taxes on Distributions and Sale of Fund Shares	5.17%	8.68%	7.63%
Advisor Shares
– Return Before Taxes	6.62%	10.66%	8.91%
Institutional Shares
– Return Before Taxes	7.01%	11.09%	9.45%
Russell 1000® Growth Index (reflects no deduction for fees, expenses and taxes)	5.67%	13.53%	8.53%
S&P 500® Index (reflects no deduction for fees, expenses and taxes)	1.38%	12.57%	7.31%

NOTE: The Growth Equity Fund offers three classes of Shares. Investor Shares commenced operations on June 28, 1999 as part of the Predecessor Fund, Advisor Shares commenced operations on May 18, 2006 as part of the Predecessor Fund, and Institutional Shares commenced operations on October 19, 2012. Performance shown prior to inception of the Advisor Shares and Institutional Shares is based on the performance of Investor Shares, adjusted for the higher expenses applicable to Advisor Shares and lower expenses applicable to Institutional Shares. Prior to July 1, 2011, the Advisor Shares were known as A Shares. Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.

Management
Investment Adviser	Portfolio Manager
Brown Advisory LLC	Kenneth M. Stuzin, CFA, has been the lead manager of the Fund since 1999.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

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Summary Section – Brown Advisory Growth Equity Fund

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Summary Section

Brown Advisory Flexible Equity Fund
Institutional Shares (BAFFX)
Investor Shares (BIAFX)
Advisor Shares (BAFAX)

Investment Objective
The Brown Advisory Flexible Equity Fund (the “Fund”) seeks to achieve long-term growth of capital.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.74%	0.89%	1.14%
(1) Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$76	$237	$411	$918
Investor Shares	$91	$284	$493	$1,096
Advisor Shares	$116	$362	$628	$1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 15% of the average value of its portfolio.
Table of Contents - Prospectus

Summary Section – Brown Advisory Flexible Equity Fund

Principal Investment Strategies
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities. The Fund invests primarily in securities of medium and large market capitalization companies that the Adviser believes have strong, or improving, long-term business characteristics and share prices that do not reflect these favorable fundamental attributes. Medium and large market capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $2 billion at the time of purchase. Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”). The Adviser may also invest in private placements in these types of securities. The Fund may invest in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 15% of its net assets in foreign securities, including emerging markets.

The Adviser follows an investment philosophy referred to as “flexible equity.” Flexibility allows the Adviser to look at many types of opportunities expanding the bargain hunting concepts of value investing to a broad range of opportunities. The Adviser emphasizes individual security selection based on identifying long-term attractive businesses, i.e., those with significant desirable traits and few or no undesirable traits, when they are available at bargain prices. Desirable traits include favorable business economics supported by enduring competitive advantages, capable and trustworthy management, positive industry dynamics and sensible capital allocation. Bargain prices most often arise in the stock market due to short-term investor perceptions or temporary business challenges creating undue price declines and price recovery potential, or unrecognized favorable prospects within a business or changes for the better in company management or industry conditions.

With respect to 20% of its assets, the Fund may invest in investment grade securities or unrated securities determined by the Adviser to be of comparable quality.

The sale of a company’s equity securities may arise if the securities’ market price exceeds the Adviser’s estimate of intrinsic value, if the ratio of risk and rewards of continuing to own the company’s equity is no longer attractive, or if the Adviser needs to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Table of Contents - Prospectus

Summary Section – Brown Advisory Flexible Equity Fund

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

●
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

●
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

●
Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

●
Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

●
Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

●
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

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Summary Section – Brown Advisory Flexible Equity Fund

●	Foreign Securities Risk. Foreign securities, including ADRs, are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.

●	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

●	Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.

●
Non-Investment Grade Securities Risk. Securities rated below investment grade, i.e., Ba or BB and lower (“junk bonds”), are subject to greater risks of loss of your money than higher rated securities. Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

●
Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

●
REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

●
Smaller and Medium Capitalization Company Risk. Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of smaller companies may decline more in response to selling pressures.

●
Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of the Investor Shares, Advisor Shares and Institutional Shares for 1 year, 5 years and since inception periods compare to a broad-based market index.

The Fund is the successor to the investment performance of the Brown Advisory Flexible Value Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012. Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Table of Contents - Prospectus

Summary Section – Brown Advisory Flexible Equity Fund

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Flexible Equity Fund – Investor Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2016 was 5.52%. During the periods shown in the chart, the highest quarterly return was 17.44% (for the quarter ended June 30, 2009) and the lowest quarterly return was -23.94% (for the quarter ended December 31, 2008).

Brown Advisory Flexible Equity Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	5 Years	Since Inception (11/30/06)
Investor Shares
– Return Before Taxes	-2.95%	12.75%	5.39%
– Return After Taxes on Distributions	-3.09%	12.62%	5.27%
– Return After Taxes on Distributions and Sale of Fund Shares	-1.56%	10.19%	4.27%
Advisor Shares
– Return Before Taxes	-3.21%	12.49%	5.11%
Institutional Shares
– Return Before Taxes	-2.81%	12.93%	5.56%
S&P 500® Index (reflects no deduction for fees, expenses and taxes)	1.38%	12.57%	6.50%

NOTE: The Flexible Equity Fund offers three classes of shares. Investor Shares commenced operations on November 30, 2006 as part of the Predecessor Fund, Advisor Shares commenced operations on January 24, 2007 as part of the Predecessor Fund, and Institutional Shares commenced operations on October 19, 2012. Performance shown prior to inception of the Advisor Shares and Institutional Shares is based on the performance of Investor Shares, adjusted for the higher expenses applicable to Advisor Shares and lower expenses applicable to Institutional Shares. Prior to July 1, 2011, the Advisor Shares were known as A Shares. Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

Table of Contents - Prospectus

Summary Section – Brown Advisory Flexible Equity Fund

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.

Management
Investment Adviser	Portfolio Managers
Brown Advisory LLC	R. Hutchings Vernon, CFA, is the portfolio manager of the Fund. Mr. Vernon has been managing the Fund since 2008.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

Summary Section

Brown Advisory Equity Income Fund
Institutional Shares (BAFDX)
Investor Shares (BIADX)
Advisor Shares (BADAX)

Investment Objective
The Brown Advisory Equity Income Fund (the “Fund”) seeks to provide current dividend yield and dividend growth.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.76%	0.91%	1.16%
(1) Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$78	$243	$422	$942
Investor Shares	$93	$290	$504	$1,120
Advisor Shares	$118	$368	$638	$1,409

Table of Contents - Prospectus

Summary Section – Brown Advisory Equity Income Fund

Portfolio Turnover
The Fund pays transaction costs, such as commissions and dealer mark-ups, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 17% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in a diversified portfolio of dividend paying equity securities. The Adviser may invest in securities of companies of various market capitalizations but will focus on medium and large capitalization companies. Medium and large market capitalization companies are, according to the Adviser, those companies with market capitalizations of greater than $2 billion at the time of initial investment. Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), Master Limited Partnerships (“MLPs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Adviser may also invest in private placements in these types of securities. To the extent the Fund invests in MLPs, its investments will be restricted to holding interests in limited partners of such investments. To the extent the Fund invests in ETFs, it will do so primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Adviser may also invest in debt-securities, including lower-rated debt-securities (“junk bonds”) and foreign securities including depositary receipts.

As the Adviser seeks to reduce the risk of permanent loss of capital, the Adviser follows an investment strategy referred to as “equity income, emphasizing current income and a conservative stock portfolio. The equity income strategy seeks to generally maintain a portfolio yield that is greater than the S&P 500® Index. Within that context, the balance between current income and prospective growth of dividends is driven by fundamental stock selection.

The Fund may invest up to 25% of its net assets in publicly traded MLPs. MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange. MLPs are required to pay out most or all of their earnings in distributions.

With respect to 20% of its assets, the Fund may invest in (1) investment grade and non-investment grade debt securities (i.e., junk bonds), or (2) unrated debt securities determined by the Adviser to be of comparable quality.

The Adviser may sell a stock if the stock has reached a price whereby its risk/reward characteristics are not as favorable, the company’s fundamentals have deteriorated so that the original investment thesis for holding the stock no longer holds or if a better opportunity has been identified.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Table of Contents - Prospectus

Summary Section – Brown Advisory Equity Income Fund

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

●
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

●
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

●
Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

●
Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

●
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

Table of Contents - Prospectus

Summary Section – Brown Advisory Equity Income Fund

●	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

●
Master Limited Partnership Risk. Investing in Master Limited Partnerships (“MLPs”) entails risk related to fluctuations in energy prices, decreases in supply of or demand for energy commodities, unique tax consequences due to the partnership structure and various other risks.

●
Medium Capitalization Company Risk. Securities of medium-sized companies held by the Fund may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of medium-sized companies may decline more in response to selling pressures.

●
Non-Investment Grade (“Junk Bond”) Securities Risk. Securities rated below investment grade, i.e., Ba or BB and lower (“junk bonds”), are subject to greater risks of loss of your money than higher rated securities. Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

●
Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

●
REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

●
Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of the Institutional, Investor Shares and Advisor Shares for one year and since inception compare to a broad-based market index.

The Fund is the successor to the investment performance of the Brown Advisory Equity Income Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012. Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Table of Contents - Prospectus

Summary Section – Brown Advisory Equity Income Fund

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Equity Income Fund – Investor Shares
Calendar Year Total Return

The Fund’s calendar year-to-date total return as of September 30, 2016 was 7.61%. During the period shown in the chart, the highest quarterly return was 9.78% (for the quarter ended March 31, 2013) and the lowest quarterly return was -6.43% (for the quarter ended September 30, 2015).

Brown Advisory Equity Income Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	Since Inception (12/29/11)
Investor Shares
– Return Before Taxes	-5.36%	10.37%
– Return After Taxes on Distributions	-6.13%	9.04%
– Return After Taxes on Distributions and Sale of Fund Shares	-2.39%	8.00%
Advisor Shares
– Return Before Taxes	-5.54%	10.12%
Institutional Shares
– Return Before Taxes	-5.14%	10.56%
S&P 500® Index (reflects no deduction for fees, expenses and taxes)	1.38%	15.20%

NOTE: The Equity Income Fund offers three classes of shares. Investor Shares and Advisor Shares each commenced operations on December 29, 2011 as part of the Predecessor Fund, and Institutional Shares commenced operations on October 19, 2012. Performance shown prior to inception of the Institutional Shares is based on the performance of Investor Shares, adjusted for the lower expenses applicable to Institutional Shares. Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.

Table of Contents - Prospectus

Summary Section – Brown Advisory Equity Income Fund

Management
Investment Adviser	Portfolio Managers
Brown Advisory LLC	Brian E. Graney, CFA, has managed the Fund since its inception in 2011.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory Sustainable Growth Fund
Institutional Shares (BAFWX)
Investor Shares (BIAWX)
Advisor Shares (BAWAX)

Investment Objective
The Brown Advisory Sustainable Growth Fund (the “Fund”) seeks capital appreciation.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.14%	0.14%	0.14%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.75%	0.90%	1.15%
(1) Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$77	$240	$417	$930
Investor Shares	$92	$287	$498	$1,108
Advisor Shares	$117	$365	$633	$1,398

Table of Contents - Prospectus

Summary Section – Brown Advisory Sustainable Growth Fund

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 30% of the average value of its portfolio.

Principal Investment Strategies
The Brown Advisory Sustainable Growth Fund seeks to achieve capital appreciation. To achieve its objective, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of environmentally sustainable domestic companies. The Fund invests primarily in the securities of medium and large capitalization companies that Brown Advisory LLC (the “Adviser”) believes (1) have prospects for above average earnings growth in the future, and (2) effectively implement environmentally sustainable business strategies to drive their earnings growth. Medium and large capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $2 billion at time of purchase. The Fund may also invest a portion of the portfolio in equity securities of small market capitalization companies. The equity securities in which the Fund principally invests are common stocks. Furthermore, the Fund may invest up to 15% of assets in foreign securities (including American Depositary Receipts (“ADRs”)), which may include emerging markets securities. ADRs may be either sponsored or unsponsored. The Fund also may invest in real estate investment trusts (“REITs”).

The Adviser defines environmentally sustainable companies as:

(1) Companies whose internal environmental strategies are driving tangible business benefits, such as revenue growth, cost improvements, enhanced franchise value, or risk mitigation;
(2) Companies whose products have a competitive advantage as a result of environmentally-efficient design or manufacturing; or
(3) Companies whose products or services offer solutions to environmental problems.

The Adviser may sell a security or reduce its position for a number of reasons, including:

•	The fundamental investment or environmental thesis is violated;
•	A more attractively priced security is found; or
•	The security becomes overvalued relative to the Adviser’s long-term expectations.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
Table of Contents - Prospectus

Summary Section – Brown Advisory Sustainable Growth Fund

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

●
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

●
Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

●
Environmental Policy Risk. The Fund’s investment focus on environmental factors could cause it to make or avoid investments that could result in the Fund underperforming similar funds that do not have an environmental focus.

●
Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

●
Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

●	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

●	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

●
REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

Table of Contents - Prospectus

Summary Section – Brown Advisory Sustainable Growth Fund

●
Smaller and Medium Capitalization Company Risk. Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of smaller companies may decline more in response to selling pressures.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of the Investor Shares, Advisor Shares and Institutional Shares for one year and since inception compare to a broad-based market index.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Sustainable Growth Fund – Investor Shares
Calendar Year Total Return

The Fund’s calendar year-to-date total return as of September 30, 2016 was 7.79%. During the period shown in the chart, the highest quarterly return was 11.79% (for the quarter ended September 30, 2013) and the lowest quarterly return was -1.15% (for the quarter ended September 30, 2015).

Brown Advisory Sustainable Growth Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	Since Inception (6/29/12)
Investor Shares
– Return Before Taxes	12.86%	16.24%
– Return After Taxes on Distributions	11.49%	15.59%
– Return After Taxes on Distributions and Sale of Fund Shares	8.14%	12.81%
Advisor Shares
– Return Before Taxes	12.60%	15.97%
Institutional Shares
– Return Before Taxes	13.02%	16.42%
Russell 1000® Growth Index (reflects no deduction for fees, expenses and taxes)	5.67%	15.74%

Table of Contents - Prospectus

Summary Section – Brown Advisory Sustainable Growth Fund

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.

Management
Investment Advisor	Portfolio Managers
Brown Advisory LLC	Karina Funk, CFA, and David Powell, CFA, have served as portfolio managers since the Fund’s inception in 2012.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory Small-Cap Growth Fund
Institutional Shares (BAFSX)
Investor Shares (BIASX)
Advisor Shares (BASAX)

Investment Objective
The Brown Advisory Small-Cap Growth Fund (the “Fund”) seeks to achieve capital appreciation by primarily investing in equity securities.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.99%	1.14%	1.39%
(1) Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$101	$315	$547	$1,213
Investor Shares	$116	$362	$628	$1,386
Advisor Shares	$142	$440	$761	$1,669

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 32% of the average value of its portfolio.
Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Growth Fund

Principal Investment Strategies

Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small domestic companies. Small companies, according to the Adviser, are companies whose market capitalizations are generally less than $6 billion at the time of purchase. The Fund invests primarily in companies the Adviser believes have above average growth prospects. The Adviser conducts an in-depth analysis of a company’s fundamentals to identify those companies it believes have the potential to grow earnings at an above average rate annually.

Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”). The Adviser may also invest in private placements in these types of securities. The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 20% of its net assets in foreign securities, including in emerging markets.

The Adviser may sell a security or reduce its position if it believes:
●	The security subsequently fails to meet initial investment criteria;
●	A more attractively priced security is found; or
●	The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

●
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Growth Fund

●
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

●
Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

●
Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

●
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

●
Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

●	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

●	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

●
Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Growth Fund

●
REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

●	Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of Investor Shares, Advisor Shares and Institutional Shares for 1, 5 and 10 year periods compare to a broad-based market index.

The Fund is the successor to the investment performance of the Brown Advisory Small-Cap Growth Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012. Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Small-Cap Growth Fund – Investor Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2016 was 11.02%. During the periods shown in the chart, the highest quarterly return was 18.01% (for the quarter ended June 30, 2009) and the lowest quarterly return was -26.60% (for the quarter ended December 31, 2008).
Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Growth Fund

Brown Advisory Small-Cap Growth Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	5 Years	10 Years
Investor Shares
– Return Before Taxes	8.05%	11.08%	8.98%
– Return After Taxes on Distributions	4.32%	9.09%	7.81%
– Return After Taxes on Distributions and Sale of Fund Shares	7.57%	8.79%	7.32%
Advisor Shares
– Return Before Taxes	7.78%	10.78%	8.56%
Institutional Shares
– Return Before Taxes	8.22%	11.21%	8.90%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	-1.38%	10.67%	7.95%

NOTE: The Small-Cap Growth Fund offers three classes of shares. Investor Shares commenced operations on June 28, 1999 as part of the Predecessor Fund, Advisor Shares commenced operations on April 25, 2006 as part of the Predecessor Fund, and Institutional Shares commenced operations on September 20, 2002 as part of the Predecessor Fund. Performance shown prior to inception of the Advisor Shares is based on the performance of Investor Shares, adjusted for the higher expenses applicable to Advisor Shares. Prior to July 1, 2011, the Advisor Shares were known as A Shares. Prior to October 19, 2012, Investor Shares were known as Institutional Shares and Institutional Shares were known as D Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.

Management
Investment Adviser	Portfolio Managers
Brown Advisory LLC	Christopher A. Berrier has been the manager of the Fund since 2006.

Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Growth Fund

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory Small-Cap Fundamental Value Fund
Institutional Shares (BAUUX)
Investor Shares (BIAUX)
Advisor Shares (BAUAX)

Investment Objective
The Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses(1)	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.23%	1.38%	1.63%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds.  Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$125	$390	$676	$1,489
Investor Shares	$140	$437	$755	$1,657
Advisor Shares	$166	$514	$887	$1,933
Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Fund was 30% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies. Equity securities include common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Adviser may also invest in private placements in these types of securities.  Small companies, according to the Adviser, are companies whose market capitalizations are generally less than $6 billion at the time of purchase.  The Fund invests primarily in equity securities that trade in the U.S. securities markets and that the Adviser believes are undervalued, broadly defined as trading at a discount to the estimated economic value of a company’s underlying business.  The Adviser uses a research-driven analysis that results in the Fund’s portfolio having an emphasis on out-of-favor or under-followed, cash-generating companies with sustainable business models, strong finances, competent management and a demonstrable record of profitability and self-funded growth.  The Fund may also invest in cyclical companies or companies that have experienced a temporary setback if the valuation of the company is at an appropriate discount to the long-term earnings potential of the company.  To a more limited extent, the Fund may invest up to 15% of its assets in foreign equity securities, including equity securities from emerging markets.  With respect to 20% of its assets, the Fund may also invest in foreign or domestic debt securities, including up to 5% of its assets in distressed debt securities.  The Fund may utilize options, futures contracts and options on futures.  These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

The Adviser may sell a security or reduce its position if:
•	It has reached its target price;
•	Its present reward to risk ratio is unattractive;
•	It is overvalued; or
•	The company’s fundamentals have deteriorated in a material, long-term manner.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Debt/Fixed Income Securities Risk.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities.  Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Derivatives Risk.  The risks of investments in options and futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•
Foreign Securities/Emerging Markets Risk.  Foreign securities (including ADRs), including those issued in emerging markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.  Securities issued in emerging markets have more risk than securities issued in more developed foreign markets.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•
Non-Investment Grade Securities Risk.  Securities rated below investment grade, i.e., Ba or BB and lower (“junk bonds”), are subject to greater risks of loss of your money than higher rated securities.  Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

•
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended.  Privately issued securities are restricted securities that are not publicly traded.  Delay or difficulty in selling such securities may result in a loss to the Fund.

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•	Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

•
Value Company Risk.  The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value.  The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The chart shows changes in the Fund’s performance of Investor Shares from year-to-year.  The table shows how the average annual returns of Investor Shares, Advisor Shares and Institutional Shares for 1 year, 5 years and since inception periods compare to a broad-based market index.

The Fund is the successor to the investment performance of the Brown Advisory Small-Cap Fundamental Value Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012.  Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund.  The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.
Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Small-Cap Fundamental Value Fund – Investor Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2016 was 9.02%.  During the periods shown in the chart, the highest quarterly return was 17.41% (for the quarter ended December 31, 2010) and the lowest quarterly return was -19.15% (for the quarter ended September 30, 2011).

Brown Advisory Small-Cap Fundamental Value Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	5 Years	Since Inception (12/31/08)
Investor Shares
– Return Before Taxes	-5.70%	11.69%	15.77%
– Return After Taxes on Distributions	-6.23%	10.68%	14.76%
– Return After Taxes on Distributions and Sale of Fund Shares	-2.79%	9.19%	12.83%
Advisor Shares
– Return Before Taxes	-5.92%	11.41%	15.49%
Institutional Shares
– Return Before Taxes	-5.56%	11.85%	15.94%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	-7.47%	7.67%	11.72%

NOTE:  The Small-Cap Fundamental Value Fund offers three classes of shares.  Investor Shares commenced operations on December 31, 2008 as part of the Predecessor Fund, Advisor Shares commenced operations on July 28, 2011 as part of the Predecessor Fund, and Institutional Shares commenced operations on October 19, 2012.   Performance shown prior to inception of the Advisor Shares and Institutional Shares is based on the performance of Investor Shares, adjusted for the higher expenses applicable to Advisor Shares and lower expenses applicable to Institutional Shares. Prior to October 19, 2012, Investor Shares were known as Institutional Shares.
Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Shares only.  After-tax returns for Advisor Shares and Institutional Shares will vary.

Management
Investment Adviser	Portfolio Manager
Brown Advisory LLC	J. David Schuster has been the manager of the Fund since 2008.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com.  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

The availability of the Fund to new investors is limited.  New investors in the Fund must meet certain eligibility requirements as listed in the “Small-Cap Fundamental Value Fund – Limited Availability” section of the Prospectus.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory Global Leaders Fund
Institutional Shares (Not Available for Sale)
Investor Shares (BIALX)
Advisor Shares (Not Available for Sale)

Investment Objective
The Brown Advisory Global Leaders Fund (the “Fund”) seeks to achieve capital appreciation by investing primarily in global equities.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.61%	0.61%	0.61%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.27%	1.42%	1.67%
Fee Waiver and/or Expense Reimbursement	-0.56%	-0.56%	-0.56%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement(2)	0.71%	0.86%	1.11%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
Brown Advisory LLC (the “Adviser”) has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement for Institutional Shares, Investor Shares and Advisor Shares to 0.70%, 0.85% and 1.10%, respectively, of the Fund’s average daily net assets through October 31, 2017. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

Table of Contents - Prospectus

Summary Section

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for 1 year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$73	$347	$643	$1,485
Investor Shares	$88	$394	$723	$1,654
Advisor Shares	$113	$472	$855	$1,929

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 53% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Fund also will, under normal market conditions: (1) invest at least 40% of its assets outside the United States, or if market conditions are not favorable, at least 30% of its assets outside the United States, and (2) hold securities of issuers located in at least three countries.  The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States.  The Fund’s non-U.S. investments may include equity securities issued by companies that are established or operating in emerging market countries.

The equity securities in which the Fund may invest will include the equity securities of companies that Brown Advisory Limited (the “Sub-Adviser”) believes are leaders within their industry or country as demonstrated by an ability to deliver high relative return on invested capital over time.  This typically can be attributable to, among other things, a strong competitive position and a defendable barrier to entry.  The equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities, such as stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and exchange traded funds (“ETFs”).  The equity securities in which the Fund may invest will generally be issued by mid- and large-capitalization companies. Medium and large market capitalization companies are, according to the Sub-Adviser, those companies with market capitalizations generally greater than $2 billion at the time of purchase.  In addition to those securities, the Fund may also invest in convertible bonds, Rule 144A securities, U.S. Treasury bills, fixed and/or floating rate U.S. Government securities, real estate investment trusts (“REITs”) and unlisted securities. The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.
Table of Contents - Prospectus

Summary Section – Brown Advisory Global Leaders Fund

The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Principal Investment Risks of the Fund
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

•
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Currency and Exchange Rate Risk.  Investments in currencies, currency futures contracts, forward currency exchange contracts or similar instruments, as well as securities that are denominated in foreign currency, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies.  In addition, the Fund may engage in currency hedging transactions.  Currency hedging transactions are subject to the risk that a result opposite expectations occurs (an expected decline turns into a rise and conversely) resulting in a loss to the Fund.

•
Derivatives Risk.  The risks of investments in options and futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Table of Contents - Prospectus

Summary Section – Brown Advisory Global Leaders Fund

•
Emerging Markets Risk.  The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets.  Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

•
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and frequent trading of ETFs by the Fund can generate brokerage expenses.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

•
Foreign Securities Risk.  The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

•	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

•
Investments in Other Investment Companies Risk.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

•
Liquidity Risk.  Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

•
Medium Capitalization Company Risk.  Securities of medium-sized companies held by the Fund may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.  Additionally the price of medium-sized companies may decline more in response to selling pressures.

Table of Contents - Prospectus

Summary Section – Brown Advisory Global Leaders Fund

•	New Fund Risk: The Fund is new with a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Private Placement Risk.  The Fund may invest in privately issued securities of foreign common and preferred stock, convertible debt securities, ADRs, real estate investment trusts (“REITs”) and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended.  Privately issued securities are restricted securities that are not publicly traded.  Delay or difficulty in selling such securities may result in a loss to the Fund.

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•
U.S. Government Securities Risk. Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

•
Valuation Risk.  The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

•
Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value.  The value of investing primarily in value-oriented securities may decrease in response to the activities and financial prospects of an individual company.

Performance Information
Performance information for the Fund is not included because the Fund did not have one full calendar year of performance prior to the date of this Prospectus.  Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free) or 414-203-9064.
Table of Contents - Prospectus

Summary Section – Brown Advisory Global Leaders Fund

Management
Brown Advisory LLC is the Fund’s investment adviser.  Brown Advisory Limited is the Fund’s Sub-Adviser.

Investment Sub-Adviser	Portfolio Manager
Brown Advisory Limited	Michael Dillon, CFA, has served as Lead Portfolio Manager since the Fund’s inception in 2015. Bertie Thomson, CFA, has served as Portfolio Manager of the Fund since May 2016.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com.  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory Intermediate Income Fund
Institutional Shares (Not Available for Sale)
Investor Shares (BIAIX)
Advisor Shares (BAIAX)

Investment Objective
The Brown Advisory Intermediate Income Fund (the “Fund”) seeks to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.05%	0.05%
Other Expenses	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses(1)	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	0.56%	0.61%	0.86%
Fee Waiver and/or Expense Reimbursement (2)	-0.07%	-0.07%	-0.07%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (2)	0.49%	0.54%	0.79%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds.  Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
The Adviser has agreed to waive all or any portion of the advisory fee that would otherwise be paid by the Fund to Brown Advisory LLC (the “Adviser”) in an amount equal to the separate advisory fee indirectly paid by the Fund to the Brown Advisory Mortgage Securities Fund. The contractual waiver may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser. The contractual waivers may not be terminated by the Adviser without the consent of the Board of Trustees.

Table of Contents - Prospectus

Summary Section – Brown Advisory Intermediate Income Fund

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$50	$157	$274	$616
Investor Shares	$55	$173	$302	$677
Advisor Shares	$81	$252	$439	$978

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Fund was 68% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, the Adviser seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities.  The fixed income securities in which the Fund may invest may also include municipal securities issued by states, U.S. territories, and possessions, general obligation securities and revenue securities.  The foregoing may include municipal lease obligations and insured municipal securities.  The Fund may also invest in other investment companies that invest in similar fixed income securities and the Fund may count such holdings towards the Fund’s 80% investment policy.

The Fund invests in fixed income securities that primarily have a maturity that is between 1 and 10 years and are rated in the top four rating categories of a Nationally Recognized Statistical Rating Organization, or unrated and deemed to be of comparable quality by the Adviser.  Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 3 and 10 years and an average duration of 2 to 5 years.  Duration is a measurement of price sensitivity to interest rate changes.

The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  These derivative instruments will be counted toward the Fund’s 80% policy to the extent they have economic characteristics similar to the securities included within that policy.

The Adviser may sell a fixed income security or reduce its position if:
●	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
●	The security subsequently fails to meet the investment criteria;
●	A more attractive security is found; or
●	The Adviser believes that the security has reached its appreciation potential.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
Table of Contents - Prospectus

Summary Section – Brown Advisory Intermediate Income Fund

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
Credit Risk.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities.  Generally, investment risk and price volatility increase as a security’s credit rating declines.  The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.

•
Debt/Fixed Income Securities Risk.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities.  Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Derivatives Risk.  The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.  Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract.  In the event the counterparty to such a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument.

•
Interest Rate Risk.  An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.

•
Investments in Other Investment Companies Risk.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies (principally, money market funds) in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

Table of Contents - Prospectus

Summary Section – Brown Advisory Intermediate Income Fund

•
Liquidity Risk.  Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like.  As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•
Mortgage- and Asset-Backed Securities Risk.  The Fund may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  In a period of rising interest rates, these securities may exhibit additional volatility.

•
 Municipal Securities Risk. Changes in economic, business or political conditions relating to a particular state, or states, or type of projects may have a disproportionate impact on the Fund. Municipalities continue to experience difficulties in the current economic and political environment. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.  Municipal obligations that the Fund may acquire include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year’s lease payments, then the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund.  The repayment of principal and interest on some of the municipal securities in which the Fund may invest may be guaranteed or insured by a monoline insurance company or other financial institution. If a company insuring municipal securities in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.  The Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states or regions.

•
Prepayment/Extension Risk.  Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return.  Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

•
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

•
Rating Agencies Risk.  Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

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Summary Section – Brown Advisory Intermediate Income Fund

•
U.S. Government Securities Risk.  Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.  Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.  While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The chart shows changes in the Fund’s performance of Investor Shares from year-to-year.  The table shows how the average annual returns of Investor Shares and Advisor Shares for 1, 5 and 10 year periods compare to a broad-based market index.

The Fund is the successor to the investment performance of the Brown Advisory Intermediate Income Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012.  Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund.  The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Intermediate Income Fund – Investor Shares
Calendar Year Total Returns

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Summary Section – Brown Advisory Intermediate Income Fund

The Fund’s calendar year-to-date total return as of September 30, 2016 was 4.25%.  During the periods shown in the chart, the highest quarterly return was  3.15% (for the quarter ended March 31, 2008) and the lowest quarterly return was -2.33% (for the quarter ended June 30, 2013).

Brown Advisory Intermediate Income Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	5 Years	10 Years
Investor Shares
– Return Before Taxes	0.68%	2.28%	3.82%
– Return After Taxes on Distributions	-0.35%	1.11%	2.49%
– Return After Taxes on Distributions and Sale of Fund Shares	0.43%	1.39%	2.51%
Advisor Shares
– Return Before Taxes	0.54%	2.06%	3.58%
Barclays Intermediate US Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	1.21%	2.74%	4.26%

NOTE:  The Intermediate Income Fund currently offers two classes of shares. Investor Shares commenced operations on November 2, 1995 as part of the Predecessor Fund and Adviser Shares commenced operations on May 13, 1991 as part of the Predecessor Fund.  Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Shares only.  After-tax returns for Advisor Shares and Institutional Shares will vary.

Management
Investment Adviser	Portfolio Manager
Brown Advisory LLC	Paul D. Corbin has been a manager of the Fund since 2000. Mr. Thomas D.D. Graff has been a manager of the Fund since 2014.
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Summary Section – Brown Advisory Intermediate Income Fund

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com.  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory Total Return Fund
Institutional Shares (BAFTX)
Investor Shares (BIATX)
Advisor Shares (Not Available for Sale)

Investment Objective
The Brown Advisory Total Return Fund (the “Fund”) seeks to provide a competitive total return consistent with preservation of principal.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.05%	0.05%
Other Expenses	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	0.51%	0.56%	0.81%
Fee Waiver and/or Expense Reimbursement(1)	0.00%	0.00%	-0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.51%	0.56%	0.80%

(1) The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement for Institutional Shares, Investor Shares and Advisor Shares to 0.55%, 0.60% and 0.80%, respectively, of the Fund’s average daily net assets through October 31, 2017. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.
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Summary Section – Brown Advisory Total Return Fund

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$52	$164	$285	$640
Investor Shares	$57	$179	$313	$701
Advisor Shares	$82	$258	$449	$1,001

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Fund was 218% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S Government securities, corporate fixed income securities (including junk bonds), mortgage-backed and asset-backed securities.  The fixed income securities in which the Fund may invest may also include municipal securities issued by states, U.S. territories, and possessions, general obligation securities and revenue securities.  The foregoing may include municipal lease obligations and insured municipal securities.  The Fund may also invest in other investment companies that invest in similar fixed income securities and the Fund may count such holdings towards the Fund’s 80% investment policy.  The Fund may also engage in “To Be Announced” transactions.

The Fund invests in fixed income securities that primarily have a maturity that is between 0 and 30 years and are rated in the top four rating categories of a Nationally Recognized Statistical Rating Organization, or unrated and deemed to be of comparable quality by the Adviser.  Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 6 and 11 years and an average duration of 3 to 7 years.  Duration is a measurement of price sensitivity to interest rate changes.

The Fund may invest up to 20% of its assets in high-yield securities, which are speculative in nature.  The Fund may also utilize derivatives including futures, interest rate swaps and credit default swaps.  These positions will be used to manage interest rate risk or to create synthetic exposure to particular credits.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.  The Fund may invest in securities denominated in non-U.S. currencies.  The Fund may also invest in bank loans.

The Adviser may sell an investment or reduce its position if:
•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The investment subsequently fails to meet the investment criteria;
•	Changing credit profile and/or conditions result in an unacceptable risk condition;
•	A more attractive investment is found; or
•	The Adviser believes that the investment has reached its appreciation potential.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.
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Summary Section – Brown Advisory Total Return Fund

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
Credit Risk.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities.  Generally, investment risk and price volatility increase as a security’s credit rating declines.  The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.

•
Debt/Fixed Income Securities Risk.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities.  Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Derivatives Risk.  The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.  Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract.  In the event the counterparty to such a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument.

•
Interest Rate Risk.  An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.

•
Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

•
Liquidity Risk.  Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like.  As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

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Summary Section – Brown Advisory Total Return Fund

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•
Mortgage- and Asset-Backed Securities Risk.  The Fund may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  In a period of rising interest rates, these securities may exhibit additional volatility.

•	Municipal Securities Risk. Adverse economic or political factors in the municipal bond market, including changes in the tax law, could impact the Fund in a negative manner.

•	New Fund Risk. The Fund is new with a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Non-Investment Grade (Junk Bond) Securities Risk.  Below investment grade debt securities (also known as “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness.  The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

•
Portfolio Turnover Risk.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Higher portfolio turnover also may result in higher taxes when Fund shares are held in a taxable account.

•
Prepayment/Extension Risk.  Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return.  Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

•
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

•
Rating Agencies Risk.  Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant.  A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.  The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

Table of Contents - Prospectus

Summary Section – Brown Advisory Total Return Fund

•
To Be Announced (“TBA”) Transactions Risk.  The Fund may enter into TBA transactions to purchase mortgage-related securities for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date or if the counterparty does not deliver the securities as promised.

•
U.S. Government Securities Risk.  Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.  Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.  While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

•
Valuation Risk.  The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the Fund’s performance of Investor Shares for a one year period.  The table shows how the average annual returns of the Investor Shares and Institutional Shares for one year and since inception periods compare to a broad-based market index.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).
Table of Contents - Prospectus

Summary Section – Brown Advisory Total Return Fund

Brown Advisory Total Return Fund – Investor Shares
Calendar Year Total Return

The Fund’s calendar year-to-date total return as of September 30, 2016 was 6.76%.  During the period shown in the chart, the highest quarterly return was 1.20% for the quarter ended September 30, 2015 and the lowest quarterly return was -2.13% for the quarter ended June 30, 2015.

Brown Advisory Total Return Fund
Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	Since Inception (10/30/14)
Investor Shares
– Return Before Taxes	-0.46%	0.15%
– Return After Taxes on Distributions	-1.47%	-0.77%
– Return After Taxes on Distributions and Sale of Fund Shares	-0.26%	-0.30%
Institutional Shares
– Return Before Taxes	-0.40%	0.21%
Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	0.55%	1.07%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Shares only.  After-tax returns for Institutional Shares would vary.

Management
Investment Adviser	Portfolio Manager
Brown Advisory LLC	Thomas D.D. Graff, CFA, has managed the Fund since its inception.
Table of Contents - Prospectus

Summary Section – Brown Advisory Total Return Fund

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com.  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory Strategic Bond Fund
Institutional Shares (Not Available for Sale)
Investor Shares (BIABX)
Advisor Shares (BATBX)

Investment Objective
The Brown Advisory Strategic Bond Fund (the “Fund”) seeks to achieve capital appreciation and income with a low correlation to interest rate movements.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.05%	0.05%
Other Expenses	0.28%	0.28%	0.28%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses(2)	0.71%	0.76%	1.01%
Fee Waiver and/or Expense Reimbursement	-0.03%	-0.03%	-0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.68%	0.73%	0.98%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement for Institutional Shares, Investor Shares and Advisor Shares to 0.65%, 0.70% and 0.95%, respectively, of the Fund’s average daily net assets through October 31, 2017. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

Table of Contents - Prospectus

Summary Section – Brown Advisory Strategic Bond Fund

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for 1 year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$69	$224	$392	$880
Investor Shares	$75	$240	$419	$939
Advisor Shares	$100	$319	$555	$1,234

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 288% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities. Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in tax-exempt municipal bonds, corporate bonds (including junk bonds), U.S. Treasury bonds, Treasury Inflation Protected Securities (TIPS), non-U.S. dollar bonds, mortgage-backed securities, asset-backed securities, derivatives (including credit default swaps, other swaps, futures and options), bank loans, collateralized loan obligations, and cash equivalents. Allocations to these investments will be made tactically; meaning that the fund will hold such investments only as long as the Adviser believes the relative value is attractive, which at times may be a matter of days or weeks, as opposed to holding investments for years at a time. The Fund may also engage in “To Be Announced” transactions.

The Adviser’s strategy may result in the Fund holding relatively concentrated positions in certain investments and will result in a relatively high degree of portfolio turnover. The Fund is non-diversified which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers. The Fund may invest in securities of any maturity and/or credit quality rating. The Fund has no limit in its investment in high-yield securities, which are speculative in nature. The Fund may utilize derivatives, mutual funds, or exchange-traded funds which invest in any of the previously mentioned types of fixed income securities. Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Adviser may sell an investment or reduce its position if:
•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The investment subsequently fails to meet the investment criteria;
•	Changing credit profile and/or conditions result in an unacceptable risk condition;
•	A more attractive investment is found; or
•	The Adviser believes that the investment has reached its appreciated potential.
Table of Contents - Prospectus

Summary Section – Brown Advisory Strategic Bond Fund

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

•
Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.

•
Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to such a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument.

•
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•	Foreign Securities Risk. Foreign securities, including ADRs, are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.

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Summary Section – Brown Advisory Strategic Bond Fund

•	Inflation-Indexed Securities Risk. The risk that the Consumer Price Index moves in a manner that is adverse to the Fund’s positions in Treasury Inflation Protected Securities.

•
Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.

•
Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•
Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust. In a period of rising interest rates, these securities may exhibit additional volatility.

•	Municipal Securities Risk. Adverse economic or political factors in the municipal bond market, including changes in the tax law, could impact the Fund in a negative manner.

•
Non-Diversification Risk. Investment by the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

•
Non-Investment Grade (Junk Bond) Securities Risk. Below investment grade debt securities (also known as “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

•
Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Higher portfolio turnover also may result in higher taxes when Fund shares are held in a taxable account.

•
Prepayment/Extension Risk. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

•
Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

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Summary Section – Brown Advisory Strategic Bond Fund

•
Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

•
To Be Announced (“TBA”) Transactions Risk. The Fund may enter into TBA transactions to purchase mortgage-related securities for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date or if the counterparty does not deliver the securities as promised.

•
U.S. Government Securities Risk. Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

•
Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund’s performance of Advisor Shares from year-to-year. The table shows how the average annual returns of Advisor Shares for one year and since inception compare to a broad-based market index.

The Fund is the successor to the investment performance of the Brown Advisory Tactical Bond Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012. Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund. The Predecessor Fund was advised by the Adviser and had the same investment objective and strategies as the Fund prior to October 31, 2014. Effective October 31, 2014, certain changes to the Fund’s principal investment strategies were implemented and the name of the Fund was changed.
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Summary Section – Brown Advisory Strategic Bond Fund

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Strategic Bond Fund – Advisor Shares
Calendar Year Total Return

The Fund’s calendar year-to-date total return as of September 30, 2016 was 4.19%. During the period shown in the chart, the highest quarterly return was 2.48% for the quarter ended September 30, 2012 and the lowest quarterly return was -2.22% for the quarter ended June 30, 2013.

Brown Advisory Strategic Bond Fund
Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	Since Inception (9/30/11)
Advisor Shares
– Return Before Taxes	-3.49%	-0.04%
– Return After Taxes on Distributions	-4.80%	-0.63%
– Return After Taxes on Distributions and Sale of Fund Shares	-1.97%	-0.27%
Investor Shares
– Return Before Taxes	-3.19%	0.25%
Barclays Intermediate US Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	1.21%	2.05%

NOTE: The Strategic Bond Fund offers two classes of shares. Advisor Shares commenced operations on September 30, 2011, and Investor Shares commenced operations on October 31, 2014. Performance shown prior to inception of the Investor Shares is based on the performance of Advisor Shares, adjusted for the lower expenses applicable to Investor Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Advisor Shares only. After-tax returns for Investor Shares and Institutional Shares would vary.
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Summary Section – Brown Advisory Strategic Bond Fund

Management
Investment Adviser	Portfolio Managers
Brown Advisory LLC	Thomas D.D. Graff, CFA, has been a manager of the Fund since its inception in 2011 and Robert H. Snyder has been a manager of the Fund since 2014.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Summary Section

Brown Advisory Maryland Bond Fund
Institutional Shares (Not Available for Sale)
Investor Shares (BIAMX)
Advisor Shares (Not Available for Sale)

Investment Objective
The Brown Advisory Maryland Bond Fund (the “Fund”) seeks to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.05%	0.05%
Other Expenses	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.44%	0.49%	0.74%
(1) Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$45	$141	$246	$555
Investor Shares	$50	$157	$274	$616
Advisor Shares	$76	$237	$411	$918

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 80% of the average value of its portfolio.
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Summary Section – Brown Advisory Maryland Bond Fund

Principal Investment Strategies
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in Maryland bonds, including bonds issued on behalf of the State of Maryland, its local governments and public financing authorities. The Fund may also invest in municipal securities issued by other states, U.S. territories, and possessions, U.S. Government securities, general obligation securities and revenue securities, including private activity bonds. The Adviser determines which securities to purchase by first evaluating whether a security falls within the credit guidelines set for the Fund by reviewing the ratings given by S&P and Moody’s. The Adviser then determines the appropriate maturity date and coupon choice after analyzing the current and targeted portfolio structure, and whether or not the issue is fairly priced. The Fund is non-diversified which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers. Generally, the average weighted maturity of the Fund’s portfolio securities will be between 4 and 10 years. Normally, the Fund will invest at least 80% of the Fund’s total assets in securities the interest of which is exempt from Federal and Maryland State income taxes, although such interest may be subject to the Federal alternative minimum tax (“AMT”). All capital gains are subject to Federal and state taxes. Municipal securities include municipal bonds, notes, and leases. Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities.

The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. These derivative instruments will be counted toward the Fund’s 80% policy to the extent they have economic characteristics similar to the securities included within that policy.

The Adviser may sell a fixed income security or reduce its position if:
•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The security subsequently fails to meet the investment criteria;
•	A more attractive security is found; or
•	The Adviser believes that the security has reached its appreciated potential.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
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Summary Section – Brown Advisory Maryland Bond Fund

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

•
Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.

•
Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to such a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument.

•
Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.

•
Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•	Maryland Bonds and Municipal Securities Risk. Adverse economic or political factors in Maryland will affect the Fund’s NAV more than if the Fund invested in more geographically diverse investments.

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Summary Section – Brown Advisory Maryland Bond Fund

•	Municipal Securities Risk. Adverse economic or political factors in the municipal bond market, including changes in the tax law, could impact the Fund in a negative manner.

•
Non-Diversification Risk. Investment by the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

•
Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

•
Tax Risk. Municipal securities may decrease in value during times when tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of Investor Shares for 1, 5 and 10 year periods compare to a broad-based market index.

The Fund is the successor to the investment performance of the Brown Advisory Maryland Bond Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012. Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).
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Summary Section – Brown Advisory Maryland Bond Fund

Brown Advisory Maryland Bond Fund – Investor Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2016 was 3.10%. During the periods shown in the chart, the highest quarterly return was 3.46% (for the quarter ended September 30, 2009) and the lowest quarterly return was -1.83% (for the quarter ended June 30, 2013).

Brown Advisory Maryland Bond Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	5 Years	10 Years
Investor Shares
– Return Before Taxes	1.66%	2.50%	3.05%
– Return After Taxes on Distributions	1.54%	2.39%	2.99%
– Return After Taxes on Distributions and Sale of Fund Shares	1.82%	2.40%	2.93%
Barclays 1-10 Year Blended Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.45%	3.56%	4.08%

NOTE: Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management
Investment Adviser	Portfolio Managers
Brown Advisory LLC	Stephen M. Shutz, CFA, has served as portfolio manager of the Fund since 2014.
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Summary Section – Brown Advisory Maryland Bond Fund

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
Distributions attributable to interest received by the Fund on Maryland municipal obligations are generally exempt from Federal and Maryland State and local income taxes. However, such distributions may be subject to alternative minimum tax and will generally not be exempt from taxation under the laws of states other than Maryland. Distributions attributable to taxable interest, dividends and all capital gains may be subject to Federal and Maryland State and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, and then you may be taxed later upon withdrawal of your investment from these tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory Tax Exempt Bond Fund
Institutional Shares (Not Available for Sale)
Investor Shares (BIAEX)
Advisor Shares (Not Available for Sale)

Investment Objective
The Brown Advisory Tax Exempt Bond Fund (the “Fund”) seeks to provide a high level of current income exempt from Federal income tax by investing primarily in intermediate-term investment grade municipal bonds.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.05%	0.05%
Other Expenses	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	0.44%	0.49%	0.74%

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$45	$141	$246	$555
Investor Shares	$50	$157	$274	$616
Advisor Shares	$76	$237	$411	$918

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 119% of the average value of its portfolio.
Table of Contents - Prospectus

Summary Section – Brown Advisory Tax Exempt Bond Fund

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in securities the interest of which is exempt from Federal income taxes and that do not subject shareholders to the federal alternative minimum tax (“AMT”). This 80% policy cannot be changed without shareholder approval. The Fund may invest up to 20% of its assets in securities that may fully subject shareholders to Federal income tax, including the AMT. In addition, all capital gains are subject to Federal and state taxes. The Fund is non-diversified, which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers. The Fund may also invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state).

Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in municipal securities issued by states, U.S. territories, and possessions, U.S. Government securities, general obligation securities and revenue securities, including private activity bonds. Municipal securities include state and local general obligation bonds, essential service revenue issues (principally, water and sewer, transportation, public power, combined utilities and public universities), pre-refunded bonds and municipal leases. Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities. To enhance yield, the Fund may also invest in selective enterprise revenue and/or private activity issues, principally hospitals and senior living facilities. The repayment of principal and interest on some of the municipal securities in which the Fund may invest may be guaranteed or insured by a monoline insurance company or other financial institution. The Fund also may invest in other investment companies, principally money market funds.

The Adviser determines which securities to purchase by first evaluating whether a security falls within the credit guidelines set for the Fund by reviewing the ratings given by Standard & Poor’s (“S&P”) and Moody’s Investor Services, Inc. (“Moody’s”). Under the credit guidelines, the Fund will hold at least 80% of its total assets in investment grade municipal debt securities, as rated by independent rating agencies when purchased, or if unrated, determined by the Adviser to be of comparable quality. The credit guidelines provide that the Fund may also hold up to 20% of its total assets in securities rated below investment grade by an independent rating agency or, if not rated, determined to be of equivalent quality by the Adviser. Some securities that are rated below investment grade by independent rating agencies are commonly referred to as “junk bonds.” Such lower rated securities and other municipal securities may become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality.

The Adviser then determines the appropriate maturity date and coupon choice after analyzing the current and targeted portfolio structure, and whether or not the issue is fairly priced. Generally, the average weighted maturity of the Fund’s portfolio securities will be between 4 and 10 years.

In determining the municipal securities in which the Fund may invest, the Adviser will use a process for researching securities for purchase that is based on intensive credit research and involves extensive due diligence on each issuer, state, municipality and sector relating to a municipal security.

The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. These derivative instruments will be counted toward the Fund’s 80% policy to the extent they have economic characteristics similar to the securities included within that policy.
Table of Contents - Prospectus

Summary Section – Brown Advisory Tax Exempt Bond Fund

The Adviser may sell a security or reduce its position if:

•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The security subsequently fails to meet the investment criteria;
•	A more attractive security is found; or
•	The Adviser believes that the security has reached its appreciated potential.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or tax exempt quality cash equivalents. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

•
Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Individual issues of municipal obligations may be subject to the credit risk of the municipality. Therefore, the issuer may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing federal and/or state aid to local governments). Generally, investment risk and price volatility increase as a security’s credit rating declines. Credit ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

•
Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to such a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument.

Table of Contents - Prospectus

Summary Section – Brown Advisory Tax Exempt Bond Fund

•
Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.

•
Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies (principally, money market funds) in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

•
Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•
Maturity Risk. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.

•
Municipal Securities Risk. Changes in economic, business or political conditions relating to a particular state, or states, or type of projects may have a disproportionate impact on the Fund. Municipalities continue to experience difficulties in the current economic and political environment. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints. Municipal obligations that the Fund may acquire include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year’s lease payments, then the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund. The repayment of principal and interest on some of the municipal securities in which the Fund may invest may be guaranteed or insured by a monoline insurance company or other financial institution. If a company insuring municipal securities in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate. The credit and quality of private activity bonds are usually related to the credit of the corporate user of the facilities and therefore such bonds are subject to the risks of the corporate user. The Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states or regions.

Table of Contents - Prospectus

Summary Section – Brown Advisory Tax Exempt Bond Fund

•
Non-Diversification Risk. Investment by the Fund in securities of a limited number of issuers exposes the Fund to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

•
Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Higher portfolio turnover also may result in higher taxes when Fund shares are held in a taxable account.

•
Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

•
Tax Risk. Municipal securities may decrease in value during times when tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

•
Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of the Investor Shares for one year and since inception compare to a broad-based market index. Advisor Shares and Institutional Shares have not yet commenced operations.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).
Table of Contents - Prospectus

Summary Section – Brown Advisory Tax Exempt Bond Fund

Brown Advisory Tax Exempt Bond Fund – Investor Shares
Calendar Year Total Return

The Fund’s calendar year-to-date total return as of September 30, 2016 was 3.90%. During the period shown in the chart, the highest quarterly return was 2.07% (for the quarter ended March 31, 2014) and the lowest quarterly return was -2.33% (for the quarter ended June 30, 2013).

Brown Advisory Tax Exempt Bond Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	Since Inception (6/29/12)
Investor Shares
– Return Before Taxes	1.41%	1.95%
– Return After Taxes on Distributions	1.41%	1.91%
– Return After Taxes on Distributions and Sale of Fund Shares	1.67%	1.89%
Barclays 1-10 Year Blended Municipal Bond Index (reflects no deduction for fees, expenses and taxes)	2.45%	2.41%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.

Management
Investment Advisor	Portfolio Managers
Brown Advisory LLC	Stephen M. Shutz, CFA, has served as portfolio manager of the Fund since its inception in 2012.
Table of Contents - Prospectus

Summary Section – Brown Advisory Tax Exempt Bond Fund

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
It is anticipated that the Fund’s distributions normally will be exempt from Federal income taxes, but not including Federal alternative minimum tax. However, a portion of the Fund’s distributions may not qualify as exempt. Interest, dividends and all capital gains may be subject to Federal, state and Federal alternative minimum tax, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, and then you may be taxed later upon withdrawal of your investment from these tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory Mortgage Securities Fund
Institutional Shares (BAFZX)
Investor Shares (BIAZX)
Advisor Shares (Not Available for Sale)

Investment Objective
The Brown Advisory Mortgage Securities Fund (the “Fund”) seeks to maximize total return consistent with preservation of capital.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.05%	0.05%
Other Expenses	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.46%	0.51%	0.76%
(1) Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$47	$148	$258	$579
Investor Shares	$52	$164	$285	$640
Advisor Shares	$78	$243	$422	$942
Table of Contents - Prospectus

Summary Section – Brown Advisory Mortgage Securities Fund

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 244% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in investment grade mortgage-related securities. Mortgage-related securities consist of mortgage-backed securities (“MBS”) such as residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), stripped mortgage-backed securities (“SMBS”), collateralized mortgage obligations (“CMOs”), inverse floating rate obligations and other similar types of securities representing an interest in or that are secured by mortgages. The Fund may also engage in “To Be Announced” transactions and it may invest in municipal housing bonds and other investment companies. The Fund invests in securities of various maturities and durations.

The Fund will hold at least 80% of its total assets in investment grade mortgage-related securities, that is, securities rated in the top four ratings categories as rated at the time of purchase by a Nationally Recognized Statistical Rating Organization (an “NRSRO”), or if unrated, as determined by the Adviser to be of comparable quality. The Fund may also hold up to 20% of its total assets in securities that are rated below investment grade by an NRSRO or, if not rated, determined to be of equivalent quality by the Adviser. Securities that are rated below investment grade by independent rating agencies are commonly referred to as “junk bonds.” If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality.

The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. These derivative instruments will be counted toward the Fund’s 80% policy to the extent they have economic characteristics similar to the securities included within that policy.
The Adviser may sell a security or reduce its position if:

•	Revised economic outlook requires a repositioning of the portfolio or alters the risk/reward of a given security
•	Changes in a security’s composition, such as faster or slower prepayments than expected, alter its risk/reward balance to an unfavorable position
•	A more attractive security is found or
•	The Adviser believes the security has reached its appreciation potential.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
Table of Contents - Prospectus

Summary Section – Brown Advisory Mortgage Securities Fund

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

•
Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.

•
Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to such a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument.

•
Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.

•
Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies (principally, money market funds) in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

•
Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Table of Contents - Prospectus

Summary Section – Brown Advisory Mortgage Securities Fund

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•
Market Risk. The portfolio securities held by the Fund are susceptible to general market fluctuations and to volatile increases and decreases in value. The securities markets may experience declines and the holdings in the Fund’s portfolio may not increase their earnings at the rate anticipated.

•
Mortgage-Related Securities Risk. Mortgage-related securities are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the Fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the Fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential reinvestment in higher yielding securities.

•	Municipal Securities Risk. Adverse economic or political factors in the municipal bond market, including changes in the tax law, could impact the Fund in a negative manner.

•
Non-Investment Grade Securities Risk. Below investment grade debt securities (also known as “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

•
Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Higher portfolio turnover also may result in higher taxes when Fund shares are held in a taxable account.

•
Prepayment/Extension Risk. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

•
Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

•
Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

Table of Contents - Prospectus

Summary Section – Brown Advisory Mortgage Securities Fund

•
To Be Announced (“TBA”) Transactions Risk. The Fund may enter into TBA transactions to purchase mortgage-related securities for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date or if the counterparty does not deliver the securities as promised.

•
U.S. Government Securities Risk. Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

•
Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of the Investor Shares for one year and since inception compare to a broad-based market index.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).
Table of Contents - Prospectus

Summary Section – Brown Advisory Mortgage Securities Fund

Brown Advisory Mortgage Securities Fund – Investor Shares
Calendar Year Total Return

The Fund’s calendar year-to-date total return as of September 30, 2016 was 4.06%. During the period shown in the chart, the highest quarterly return was 2.24% (for the quarter ended March 31, 2015) and the lowest quarterly return was -0.92% (for the quarter ended June 30, 2015).

Brown Advisory Mortgage Securities Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	Since Inception (12/26/13)
Investor Shares
– Return Before Taxes	2.29%	3.13%
– Return After Taxes on Distributions	1.06%	1.80%
– Return After Taxes on Distributions and Sale of Fund Shares	1.37%	1.80%
Institutional Shares
– Return Before Taxes	2.38%	3.20%
Barclays Mortgage Backed Securities Index (reflects no deduction for fees, expenses and taxes)	1.51%	3.85%

NOTE: The Mortgage Securities Fund offers two classes of shares. Investor Shares commenced operations on December 26, 2013 and Institutional Shares commenced operations on May 13, 2014. Performance shown prior to inception of the Institutional Shares is based on the performance of Investor Shares, adjusted for the lower expenses applicable to Institutional Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.
Table of Contents - Prospectus

Summary Section – Brown Advisory Mortgage Securities Fund

Management
Investment Adviser	Portfolio Manager
Brown Advisory LLC	Thomas D.D. Graff, CFA, has served as Portfolio Manager since the Fund’s inception in 2013.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory – WMC Strategic European Equity Fund
Institutional Shares (BAFHX)
Investor Shares (BIAHX)
Advisor Shares (BAHAX)

Investment Objective
The Brown Advisory − WMC Strategic European Equity Fund (the “Fund”) seeks to achieve total return by investing principally in equity securities issued by companies established or operating in Europe.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	1.11%	1.26%	1.51%

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$113	$353	$612	$1,352
Investor Shares	$128	$400	$692	$1,523
Advisor Shares	$154	$477	$824	$1,802

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 31% of the average value of its portfolio.
Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Strategic European Equity Fund

Principal Investment Strategies

Under normal conditions, the Brown Advisory − WMC Strategic European Equity Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Europe – defined as countries included in the MSCI Europe Index.

In determining whether a company is domiciled in or exercises the predominant part of its economic activity in Europe, the Fund will consider any one of the following four factors when making its determination: (i) country of organization; (ii) primary securities trading market; (iii) location of assets; or (iv) country where the company derives at least half of its revenue or profits.

As of September 30, 2016, the following countries were included in the MSCI Europe Index: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

The Fund may purchase equity securities of companies of any size capitalization. Equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities such as stock futures contracts or convertible securities, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries that are considered to be outside of Europe, which may include less developed and emerging markets countries as well as other developed market countries.

The Fund may utilize options, futures contracts, currency forwards, swaps and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. The Fund may also invest in participatory notes which are instruments that are used to replicate the performance of certain underlying issuers and markets. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Strategic European Equity Fund

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

•
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

•
Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.

•
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Currency and Exchange Rate Risk. Investments in currencies, currency futures contracts, forward currency exchange contracts or similar instruments, as well as securities that are denominated in foreign currency, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. In addition, the Fund may engage in currency hedging transactions. Currency hedging transactions are subject to the risk that a result opposite expectations occurs (an expected decline turns into a rise and conversely) resulting in a loss to the Fund.

•
Derivatives Risk. The risks of investments in options and futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

•
Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Strategic European Equity Fund

•
Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

•
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

•
European Securities Risk: Because a significant portion of the assets of the Fund are invested in European securities, the Fund’s performance is expected to be impacted by the political, social and economic environment within Europe. As such, the Fund’s performance may be more volatile than the performance of funds that are more geographically diverse.

•
Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

•
Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

•
Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or more large investors. These investors may redeem shares in substantial quantities or on a frequent basis, which may negatively impact the Fund’s performance, may increase realized capital gains, may accelerate the realization of taxable income to other shareholders and may potentially limit the use of available capital loss carryforwards or certain other losses to offset any future realized capital gains. Large investor redemption activity also may increase the Fund’s brokerage and other expenses.

•
Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Strategic European Equity Fund

•
REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•
Smaller and Medium Capitalization Company Risk. Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of smaller companies may decline more in response to selling pressures.

•
Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns for Investor Shares, Advisor Shares and Institutional Shares for one year and since inception compare to a broad-based market index.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory – WMC Strategic European Equity Fund – Investor Shares
Calendar Year Total Return

The Fund’s calendar year-to-date total return as of September 30, 2016 was 2.26%. During the period shown in the chart, the highest quarterly return was 5.39% (for the quarter ended December 31, 2015) and the lowest quarterly return was -7.46% (for the quarter ended September 30, 2014).
Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Strategic European Equity Fund

Brown Advisory – WMC Strategic European Equity Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	Since Inception (10/21/13)
Investor Shares
– Return Before Taxes	6.05%	1.21%
– Return After Taxes on Distributions	6.05%	1.18%
– Return After Taxes on Distributions and Sale of Fund Shares	3.42%	1.00%
Institutional Shares
– Return Before Taxes	6.11%	1.35%
Advisor Shares
– Return Before Taxes	5.74%	0.97%
MSCI Europe Index (reflects no deduction for fees, expenses and taxes)	-2.84%	-2.48%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.

Management
Brown Advisory LLC is the Fund’s investment adviser. Wellington Management Company LLP (“Wellington Management”) is the Fund’s Sub-Adviser.

Investment Sub-Adviser	Portfolio Manager
Wellington Management Company LLP	C. Dirk Enderlein, CFA, has served as Portfolio Manager since the Fund’s inception in 2013.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Strategic European Equity Fund

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory − WMC Japan Alpha Opportunities Fund
Institutional Shares (BAFJX)
Investor Shares (BIAJX)
Advisor Shares (BAJAX)

Investment Objective
The Brown Advisory − WMC Japan Alpha Opportunities Fund (the “Fund”) seeks to achieve total return by investing principally in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Japan.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.14%	0.14%	0.14%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.15%	1.30%	1.55%
(1) Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$117	$365	$633	$1,398
Investor Shares	$132	$412	$713	$1,568
Advisor Shares	$158	$490	$845	$1,845
Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Japan Alpha Opportunities Fund

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Fund was 105% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, the Brown Advisory - WMC Japan Alpha Opportunities Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Japan.

In determining whether a company is domiciled in or exercises the predominant part of its economic activity in Japan, the Fund will consider any one of the following four factors when making its determination: (i) country of organization; (ii) primary securities trading market; (iii) location of assets with respect to at least half of the company’s assets; or (iv) country where the company derives at least half of its revenue or profits.

The Fund may purchase equity securities of companies of any size capitalization.  Equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities such as stock futures contracts or convertible securities, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries outside of Japan, which may include less developed and emerging markets countries as well as other developed market countries.

The Fund may utilize options, futures contracts, currency forwards, swaps and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. The Fund may hedge currency exposure and reduce equity exposure using derivatives. In addition, the Fund may invest in participatory notes which are instruments that are used to replicate the performance of certain underlying issuers and markets. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Japan Alpha Opportunities Fund

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Currency and Exchange Rate Risk.  Investments in currencies, currency futures contracts, forward currency exchange contracts or similar instruments, as well as securities that are denominated in foreign currency, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies.  In addition, the Fund may engage in currency hedging transactions.  Currency hedging transactions are subject to the risk that a result opposite expectations occurs (an expected decline turns into a rise and conversely) resulting in a loss to the Fund.

•
Derivatives Risk.  The risks of investments in options and futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

•
Emerging Markets Risk.  The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets.  Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Japan Alpha Opportunities Fund

•
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

•
Foreign Securities Risk.  The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

•
Investments in Other Investment Companies Risk.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

•
Japanese Securities Risk. Because a significant portion of the assets of the Fund are invested in Japanese securities, the Fund’s performance is expected to be impacted by the political, social and economic environment in Japan.  As such, the Fund’s performance may be more volatile than the performance of funds that are more geographically diverse.

•
Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or more large investors. These investors may redeem shares in substantial quantities or on a frequent basis, which may negatively impact the Fund’s performance, may increase realized capital gains, may accelerate the realization of taxable income to other shareholders and may potentially limit the use of available capital loss carryforwards or certain other losses to offset any future realized capital gains. Large investor redemption activity also may increase the Fund’s brokerage and other expenses.

•
Liquidity Risk.  Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

•
Portfolio Turnover Risk.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Higher portfolio turnover also may result in higher taxes when Fund shares are held in a taxable account.

Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Japan Alpha Opportunities Fund

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•
Smaller and Medium Capitalization Company Risk.  Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.  Additionally the price of smaller companies may decline more in response to selling pressures.

•
Valuation Risk.  The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the Fund’s performance of Investor Shares for a one year period.  The table shows how the average annual returns of the Investor Shares, Institutional Shares and Advisor Shares for one year and since inception periods compare to a broad-based market index.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory – WMC Japan Alpha Opportunities Fund – Investor Shares
Calendar Year Total Return

The Fund’s calendar year-to-date total return as of September 30, 2016 was -10.40%.  During the period shown in the chart, the highest quarterly return was 11.50% for the quarter ended March 31, 2015 and the lowest quarterly return was -13.49% for the quarter ended September 30, 2015.

Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Japan Alpha Opportunities Fund

Brown Advisory  ̶  WMC Japan Alpha Opportunities Fund
Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	Since Inception (03/04/14)
Investor Shares
– Return Before Taxes	11.22%	13.55%
– Return After Taxes on Distributions	6.94%	10.04%
– Return After Taxes on Distributions and Sale of Fund Shares	6.65%	9.02%
Institutional Shares
– Return Before Taxes	11.43%	13.70%
Advisor Shares
– Return Before Taxes	10.97%	13.26%
TOPIX Total Return Index (reflects no deduction for fees, expenses and taxes)	10.78%	6.73%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Shares only.  After-tax returns for Institutional Shares and Advisor Shares would vary.

Management
Brown Advisory LLC is the Fund’s investment adviser.  Wellington Management Company LLP (“Wellington Management”) is the Fund’s Sub-Adviser.

Investment Sub-Adviser	Portfolio Managers
Wellington Management Company LLP	Kent M. Stahl, CFA, and Gregg R. Thomas, CFA, have served as Portfolio Managers since the Fund’s inception in 2014.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com.  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Japan Alpha Opportunities Fund

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory – Somerset Emerging Markets Fund
Institutional Shares (BAFQX)
Investor Shares (BIAQX)
Advisor Shares (BAQAX)

Investment Objective
The Brown Advisory – Somerset Emerging Markets Fund (the “Fund”) seeks to achieve total return by investing principally in equity securities issued by companies established or operating in emerging markets.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.27%	0.27%	0.27%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.18%	1.33%	1.58%
(1) Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Table of Contents - Prospectus

Summary Section – Brown Advisory – Somerset Emerging Markets Fund

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$120	$375	$649	$1,432
Investor Shares	$135	$421	$729	$1,601
Advisor Shares	$161	$499	$860	$1,878

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Fund was 19% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities issued by companies that are established or operating in emerging market countries.  These will consist of companies in emerging market countries in Latin America, Asia, Eastern Europe, Africa, and the Middle East. The Fund intends to invest primarily in the following countries (others may be added as markets in other countries develop):

•	Asia: China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.
•	Latin America: Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru, and Venezuela.
•	Eastern Europe: Croatia, Czech Republic, Estonia, Hungary, Kazakhstan, Latvia, Lithuania, Poland, Romania, Russia, Slovakia, Slovenia, Turkey, and Ukraine.
•
Africa and the Middle East: Bahrain, Botswana, Egypt, Israel, Jordan, Kenya, Kuwait, Lebanon, Mauritius, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, Tunisia, United Arab Emirates, and Zimbabwe.

The Fund may purchase equity securities of companies of any size capitalization.  Equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Fund may also invest in fixed income securities and private placements.

The Fund considers a company to be established or operating in emerging market countries if: (i) it is organized under the laws of or maintains its principal office in an emerging market country; (ii) its securities are principally traded on trading markets in emerging markets countries; (iii) it derives at least 50% of its total revenue or profits from either goods or services produced or sales made in emerging markets countries; or (iv) it has at least 50% of its assets in emerging market countries.

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries that are considered to be outside of emerging markets, which may include other less developed countries as well as developed market countries.  Such less developed countries share many similar attributes with emerging markets countries, however, their markets are not yet considered to be as developed as those in the emerging markets.

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Summary Section – Brown Advisory – Somerset Emerging Markets Fund

The Fund may utilize options, futures contracts and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  The Fund may also invest in participatory notes which are instruments that are used to replicate the performance of certain underlying issuers and markets.  By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Fund may invest up to 20% of its net assets in fixed income securities.

The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Credit Risk.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines.  The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.

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Summary Section – Brown Advisory – Somerset Emerging Markets Fund

•
Currency and Exchange Rate Risk.  Investments in currencies, currency futures contracts, forward currency exchange contracts or similar instruments, as well as securities that are denominated in foreign currency, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies.  In addition, the Fund may engage in currency hedging transactions.  Currency hedging transactions are subject to the risk that a result opposite expectations occurs (an expected decline turns into a rise and conversely) resulting in a loss to the Fund.

•
Derivatives Risk.  The risks of investments in options and futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

•
Emerging Markets Risk.  The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets.  Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

•
Foreign Securities Risk.  The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

•
Investments in Other Investment Companies Risk.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

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Summary Section – Brown Advisory – Somerset Emerging Markets Fund

•
Liquidity Risk.  Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

•
Portfolio Turnover Risk.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Higher portfolio turnover also may result in higher taxes when Fund shares are held in a taxable account.

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•
Smaller and Medium Capitalization Company Risk. Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.  Additionally the price of smaller companies may decline more in response to selling pressures.

•
Valuation Risk.  The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year.  The table shows how the average annual returns of the Investor Shares, Advisor Shares and Institutional Shares for one year and since inception compare to a broad-based market index.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Table of Contents - Prospectus

Summary Section – Brown Advisory – Somerset Emerging Markets Fund

Brown Advisory – Somerset Emerging Markets Fund – Investor Shares
Calendar Year Total Return

The Fund’s calendar year-to-date total return as of September 30, 2016 was 11.04%.  During the period shown in the chart, the highest quarterly return was 7.02% (for the quarter ended June 30, 2014) and the lowest quarterly return was -12.64% (for the quarter ended September 30, 2015).

Brown Advisory – Somerset Emerging Markets Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	Since Inception (12/12/12)
Investor Shares
– Return Before Taxes	-12.32%	-5.06%
– Return After Taxes on Distributions	-12.28%	-5.08%
– Return After Taxes on Distributions and Sale of Fund Shares	-6.56%	-3.54%
Advisor Shares
– Return Before Taxes	-12.59%	-5.34%
Institutional Shares
– Return Before Taxes	-12.22%	-4.93%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses and taxes)	-14.92%	-6.22%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Shares only.  After-tax returns for Advisor Shares and Institutional Shares will vary.

Management

Brown Advisory LLC is the Fund’s investment adviser.  Somerset Capital Management LLP (“Somerset”) is the Fund’s Sub-Adviser.

Table of Contents - Prospectus

Summary Section – Brown Advisory – Somerset Emerging Markets Fund

Investment Sub-Adviser	Portfolio Managers
Somerset Capital Management LLP	Edward Lam has served as Lead Portfolio Manager and Edward Robertson has served as Portfolio Manager since the Fund’s inception in 2012.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com.  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory Emerging Markets Small-Cap Fund

Institutional Shares (BAFNX)
Investor Shares (BIANX)
Advisor Shares (Not Available for Sale)

Investment Objective
The Brown Advisory Emerging Markets Small-Cap Fund (the “Fund”) seeks to achieve total return by investing principally in equity securities issued by small-capitalization companies established or operating in emerging markets.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.26%	0.26%	0.26%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.54%	1.69%	1.94%
(1)
“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Table of Contents - Prospectus

Summary Section− Brown Advisory Emerging Markets Small-Cap Fund

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$157	$486	$839	$1,834
Investor Shares	$172	$533	$918	$1,998
Advisor Shares	$197	$609	$1,047	$2,264

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Fund was 126% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, the Brown Advisory Emerging Markets Small-Cap Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities issued by small capitalization companies that are established or operating in emerging market countries.  These will consist of small capitalization companies in emerging market countries in Latin America, Asia, Eastern Europe, Africa, and the Middle East. The Fund currently treats as emerging markets countries the following countries (countries may be added as these markets develop):

•	Asia: China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.
•	Latin America: Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru, and Venezuela.
•	Eastern Europe: Croatia, Czech Republic, Estonia, Hungary, Kazakhstan, Latvia, Lithuania, Poland, Romania, Russia, Slovakia, Slovenia, Turkey, and Ukraine.
•
Africa and the Middle East: Bahrain, Botswana, Egypt, Israel, Jordan, Kenya, Kuwait, Lebanon, Mauritius, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, Tunisia, United Arab Emirates, and Zimbabwe.

Small capitalization companies are those companies with market capitalizations generally less than $6 billion at the time of purchase.  Equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities such as stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and exchange traded funds (“ETFs”).

The Fund considers a company to be established or operating in emerging market countries if: (i) it is organized under the laws of or maintains its principal office in an emerging market country; (ii) its securities are principally traded on trading markets in emerging markets countries; (iii) it derives at least 50% of its total revenue or profits from either goods or services produced or sales made in emerging markets countries; or (iv) it has at least 50% of its assets in emerging market countries.

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries that are considered to be outside of emerging markets, which may include other less developed countries as well as developed market countries.  Such less developed countries share many similar attributes with emerging markets countries, however, their markets are not yet considered to be as developed as those in the emerging markets.
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Summary Section− Brown Advisory Emerging Markets Small-Cap Fund

The Fund may utilize options, futures contracts and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  The Fund may also invest in participatory notes which are instruments that are used to replicate the performance of certain underlying issuers and markets.  By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Principal Investment Risks of the Fund
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Currency and Exchange Rate Risk.  Investments in currencies, currency futures contracts, forward currency exchange contracts or similar instruments, as well as securities that are denominated in foreign currency, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies.  In addition, the Fund may engage in currency hedging transactions.  Currency hedging transactions are subject to the risk that a result opposite expectations occurs (an expected decline turns into a rise and conversely) resulting in a loss to the Fund.

•
Derivatives Risk.  The risks of investments in options and futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

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Summary Section− Brown Advisory Emerging Markets Small-Cap Fund

•
Emerging Markets Risk.  The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets.  Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

•
Foreign Securities Risk.  The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

•	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

•
Investments in Other Investment Companies Risk.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

•
Liquidity Risk.  Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
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Summary Section− Brown Advisory Emerging Markets Small-Cap Fund

•
Portfolio Turnover Risk.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Higher portfolio turnover also may result in higher taxes when Fund shares are held in a taxable account.

•
Private Placement Risk.  The Fund may invest in privately issued securities of foreign common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended.  Privately issued securities are restricted securities that are not publicly traded.  Delay or difficulty in selling such securities may result in a loss to the Fund.

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•
Smaller and Medium Capitalization Company Risk.  Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.  Additionally the price of smaller companies may decline more in response to selling pressures.

•
Valuation Risk.  The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the Fund’s performance of Investor Shares for a one year period.  The table shows how the average annual returns of the Investor Shares and Institutional Shares for one year and since inception periods compare to a broad-based market index.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).
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Summary Section− Brown Advisory Emerging Markets Small-Cap Fund

Brown Advisory Emerging Markets Small-Cap Fund – Investor Shares
Calendar Year Total Return

The Fund’s calendar year-to-date total return as of September 30, 2016 was 0.00%.  During the period shown in the chart, the highest quarterly return was 9.87% for the quarter ended June 30, 2015 and the lowest quarterly return was -11.89% for the quarter ended September 30, 2015.

Brown Advisory Emerging Markets Small-Cap Fund
Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	Since Inception (11/21/14)
Investor Shares
– Return Before Taxes	3.78%	1.26%
– Return After Taxes on Distributions	2.04%	-0.27%
– Return After Taxes on Distributions and Sale of Fund Shares	2.26%	0.33%
Institutional Shares
– Return Before Taxes	3.99%	1.44%
MSCI Emerging Markets Small-Cap Index (reflects no deduction for fees, expenses and taxes)	-6.85%	-8.94%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Shares only.  After-tax returns for Institutional Shares would vary.

Management
Brown Advisory LLC is the Fund’s investment adviser.  Macquarie Funds Management Hong Kong Limited (“MFMHKL”) is the Fund’s sub-adviser.
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Summary Section− Brown Advisory Emerging Markets Small-Cap Fund

Investment Sub-Adviser	Portfolio Managers
Macquarie Funds Management Hong Kong Limited	John Bugg and Sam Le Cornu have served as portfolio managers since the Fund’s inception in 2014.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com.  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Growth Equity Fund

Principal Investment Strategies
The Brown Advisory Growth Equity Fund seeks to achieve capital appreciation.  Under normal conditions, the Fund seeks to achieve the investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of domestic companies (“80% Policy”).  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Fund primarily invests in securities of medium and large market capitalization companies that have high, sustainable earnings prospects along with attractive valuations.  The Adviser believes these companies have exhibited an above-average rate of earnings growth over the past few years and have prospects for above-average, sustainable growth in the future.  Medium and large market capitalization companies include those with market capitalizations generally greater than $2 billion at the time of purchase.  Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).  The Adviser may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund may invest up to 15% of its net assets in foreign securities, including in emerging markets.

The Adviser’s Process — Purchasing Portfolio Securities.  The Fund seeks to purchase securities that the Adviser considers to have attractive valuations based on the strong fundamentals of the underlying companies.  The Adviser starts by using in-house research and other sources to identify a universe of high quality companies across a range of industries.  High quality companies are businesses that the Adviser believes have:
•	Significant market opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in their respective markets;
•	Proprietary products and services, new product development and product cycle leadership that sustain a strong brand franchise; and
•	A strong management team that is proactive, consistently executes effectively, and anticipates and adapts to change.

The Fund may also invest in companies that do not exhibit particularly strong earnings histories but have other attributes that may contribute to accelerated growth in the foreseeable future.  These attributes include, but are not limited to:
•	A strong competitive position;
•	A history of innovation;
•	Excellent management; and
•	The financial resources to support long-term growth.
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Additional Information about the Funds’ Principal Investment Strategies

The Adviser believes that attractive risk-adjusted returns can be better achieved by buying and holding securities of companies over long periods of time.  As a result, the Adviser focuses on those companies that it believes have the ability to grow earnings at above average rates over several years (i.e. at an annualized rate of 14% or more over a full market cycle).  Factors considered include:
•	Product cycles, pricing flexibility and product or geographic mix;
•	Sustainability of fundamental growth drivers;
•	Cash flow and financial resources to fund growth; and
•	Catalysts for growth such as changes in regulation, management, business cycle, business mix and industry consolidation.

The Adviser then uses a variety of valuation techniques to identify those companies whose securities are attractively valued relative to the market, their peer groups and their own price history.  These techniques include analyses of price/earnings ratios, price/sales ratios and price/cash flow ratios.  Valuation techniques also permit the Adviser to mitigate the potential downside risk of an investment candidate by demonstrating the difference in the estimated value of a company’s equity security and its current market price.

The Adviser’s valuation discipline attempts to estimate a range of value for each company whose security is considered for purchase.  The range of value will be used to estimate the spread or “margin of safety” between a company’s current stock price and a reasonable “worst case” low price for the security.

The Adviser’s Process — Selling Portfolio Securities.  The Adviser regularly monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the portfolio companies.  The Adviser may sell a security or reduce its position if:
•	It fails to meet initial investment criteria;
•	A more attractively priced security is found; or
•	The security becomes overvalued relative to the long-term expectation.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with the investment objective and principal investment strategy and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position taken at the wrong time may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal; or
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:
•	Want an investment that pursues market trends or focuses only on particular sectors or industries;
•	Need regular income or stability of principal; or
•	Are pursuing a short-term investment goal or investing emergency reserves.
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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Flexible Equity Fund

Principal Investment Strategies
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy. The Fund invests primarily in securities of medium and large market capitalization companies that the Adviser believes have strong, or improving, long-term business characteristics and share prices that do not reflect these favorable fundamental attributes. Medium and large market capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $2 billion at the time of purchase. Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”). The Adviser may also invest in private placements in these types of securities. The Fund may invest in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 15% of its net assets in foreign securities, including emerging markets.

The Adviser follows an investment philosophy referred to as “flexible equity.” Flexibility allows the Adviser to look at many types of opportunities expanding the bargain hunting concepts of value investing to a broad range of opportunities. The Adviser emphasizes individual security selection based on identifying long-term attractive businesses, i.e., those with significant desirable traits and few or no undesirable traits, when they are available at bargain prices. Desirable traits include favorable business economics supported by enduring competitive advantages, capable and trustworthy management, positive industry dynamics and sensible capital allocation. Bargain prices most often arise in the stock market due to short-term investor perceptions or temporary business challenges creating undue price declines and price recovery potential, or unrecognized favorable prospects within a business or changes for the better in company management or industry conditions.

With respect to 20% of its assets, the Fund may invest in investment grade securities or unrated securities determined by the Adviser to be of comparable quality.

The sale of a company’s equity securities may arise if the securities’ market price exceeds the Adviser’s estimate of intrinsic value, if the ratio of risk and rewards of continuing to own the company’s equity is no longer attractive, or if the Adviser needs to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

The Adviser’s Process — Purchasing Portfolio Securities.  The Adviser uses a research-intensive security selection process.  Many characteristics of the underlying company are analyzed prior to purchasing its security in the Fund’s portfolio.  These include:
•	A company’s market position and competitive advantages;
•	Its current and potential financial strength;
•	Its earnings and free cash flow; and
•	The effectiveness of its management team.
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Additional Information about the Funds’ Principal Investment Strategies

The Adviser constructs its portfolio one security at a time in seeking those with the best long-term potential, and may express its conviction in its favorite holdings through increased weightings.  The Adviser does not limit its investments to securities of a particular market cap range but the focus is generally on larger companies.

The Adviser’s Process — Selling Portfolio Securities.  The Adviser regularly monitors companies in the Fund’s portfolio to determine if their stock price and future prospects continue to appear attractive or if they are beginning to show signs of deterioration.  The Adviser may sell a security or reduce its position if:
•	The security has reached a price whereby its risk/reward characteristics are not as favorable;
•	A company’s fundamentals are deteriorating to the point where the original investment thesis for owning the stock is no longer intact; or
•	A better opportunity has been identified.

Under normal circumstances, the Adviser is a long-term investor with holding periods for securities of one to five years, therefore on average, the annual portfolio turnover is not expected to be high.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal; or
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:
•	Want an investment that pursues market trends or focuses only on particular sectors or industries;
•	Need regular income or stability of principal; or
•	Are pursuing a short-term investment goal.
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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Equity Income Fund

Principal Investment Strategies
The Fund seeks to provide current income and dividend growth. The Fund’s investment objective is not fundamental and may be changed by the Fund’s Board of Trustees without shareholder approval.

Under normal conditions, the Fund will invest at least 80% of the value of its net assets in a diversified portfolio of dividend paying equity securities (“80% Policy”).  While the Adviser may purchase securities of companies of various market capitalizations, the focus is on medium and large capitalization companies.  The Adviser defines “medium and large companies” as companies whose market capitalizations are equal to or greater than $2 billion at the time of initial investment.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.  Other investment companies in which the Fund may invest must have a policy of investing at least 80% of their assets in income producing equity securities.

Potential investment opportunities are evaluated from a number of perspectives in an effort to select those that offer the most attractive return prospects.  The Adviser’s approach also attempts to take advantage of the market’s short-term volatility, which may provide buying opportunities in stocks of companies that appear to have attractive long-term potential.

Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), Master Limited Partnerships (“MLPs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Adviser may also invest in private placements in these types of securities.  To the extent the Fund invests in MLPs, its investments will be restricted to holding interests in limited partners of such investments.  To the extent the Fund invests in ETFs, it will do so primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Adviser may also invest in debt-securities, including lower-rated debt-securities (“junk bonds”) and foreign securities including depositary receipts.

The Fund may invest up to 25% of its net assets in publicly traded MLPs.  MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange.  MLPs are required to pay out most or all of their earnings in distributions.  Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  As an income vehicle, the unit price may be influenced by general interest rate trends independent of specific underlying fundamentals.  In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt.  As such, a significant upward swing in interest rates would drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.  To the extent the Fund invests in MLPs, its investments will be restricted to holding interests in limited partners of such investments.

With respect to 20% of its assets, the Fund may also invest in (1) investment grade and non-investment grade debt securities (i.e., junk bonds), or (2) unrated debt securities determined to be of comparable quality by the Advisor.

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Additional Information about the Funds’ Principal Investment Strategies

The Adviser’s Process — Purchasing Portfolio Securities.  The Adviser uses a research-intensive security selection process.  Many characteristics of the underlying company are analyzed prior to purchasing its stock in the Fund’s portfolio.  These include a company’s valuation relative to the likely prospects for the company, consistent return on equity, financial durability, steady profitability, and management’s history of capital allocation.  The Adviser constructs its portfolio one stock at a time in seeking those with the most attractive combination of current dividend yield, lower risk of permanent loss of capital and potential dividend growth, and may express its conviction in its favorite holdings through increased weightings.  The Adviser does not limit its investments to securities of a particular market capitalization range but the focus is generally on larger companies.

The Adviser’s Process — Selling Portfolio Securities.  The Adviser continually monitors companies in the Fund’s portfolio to determine if their stock price and future prospects continue to appear attractive or if they are beginning to show signs of deterioration.  There are generally three reasons the Adviser may sell or reduce its position in a security:
•	The stock has reached a price whereby its risk/reward characteristics are not as favorable;
•	A company’s fundamentals are deteriorating to the point where the original investment thesis for owning the stock is no longer intact; or
•	A better opportunity has been identified.

Under normal circumstances, the Adviser is a long-term investor with holding periods for stocks of one to five years, therefore on average, the annual portfolio turnover is not expected to be high.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing current income and a long-term investment goal; or
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:
•	Want an investment that pursues market trends or focuses only on particular sectors or industries;
•	Need stability of principal; or
•	Are pursuing a short-term investment goal.

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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Sustainable Growth Fund

Investment Objective
The Brown Advisory Sustainable Growth Fund seeks capital appreciation.  The Fund’s investment objective is non-fundamental and may be changed by a vote of the Board without shareholder approval upon a 60-day written notice to shareholders.

Principal Investment Strategies
To achieve its objective, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of environmentally sustainable domestic companies (“80% Policy”).  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Fund invests primarily in the securities of medium and large capitalization companies that, in the Adviser’s view, (1) have prospects for above average earnings growth in the future, and (2) effectively implement environmentally sustainable business strategies to drive their earnings growth.  Medium and large capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $2 billion at time of purchase.

The Fund may also invest a portion of the portfolio in equity securities of small market capitalization companies.  Equity securities in which the Fund principally invests are common stocks. Common stocks are equity securities that represent a proportionate share of the ownership of a company; their value is generally based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Furthermore, the Fund may invest up to 15% of assets in foreign securities (including American Depositary Receipts (“ADRs”)), which may include emerging markets securities. ADRs may be either sponsored or unsponsored.  The Fund also may invest in real estate investment trusts (“REITs”).

In the Adviser’s view, a company must satisfy one of the following definitions to be considered an environmentally sustainable company:

(1) The company’s internal environmental strategies must drive tangible business benefits, such as revenue growth, cost improvements, enhanced franchise value, or risk mitigation.

The Adviser believes that a company’s environmental performance and its level of commitment to sustainability can have a significant influence on its financial performance. Sustainable business practices can lead to cost advantages, quality improvements and improved profitability. Growing consumer preferences for environmentally sustainable practices may lead not only to increased customer loyalty but to increased employee loyalty as well. Finally, a company that reduces its environmental impacts can also reduce the risks of direct consequences such as lawsuits, regulatory violations, and other disruptive events that can adversely impact shareholder value.  Leading sustainability companies are also actively managing how they deal with the indirect consequences of environmental risks, such as reduced demand for goods that are not energy-efficient, or the potential long-terms risks and physical costs of climate change.

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Additional Information about the Funds’ Principal Investment Strategies

(2) The company’s products have a competitive advantage as a result of environmentally-efficient design or manufacturing.

Environmentally efficient manufacturing processes may drive top- and bottom-line benefits by virtue of being resource efficient.  Increased productivity, lower materials use, smaller waste streams, and lower emissions are some of the environmental characteristics of efficient manufacturing.  The tangible financial benefits of such performance may include higher gross margins due to input resource efficiency, or increased productivity and greater operating leverage.  The “use” phase of a product is also likely to have environmental impacts, and leading sustainability companies take this into account in their product design.  Environmentally-efficient product design may confer a competitive advantage that exceeds customers’ cost and quality requirements such as smaller size, less wasted materials, or a longer product lifetime.

(3) The company provides products or services that offer effective solutions to the world’s environmental challenges.

The Adviser believes that companies providing solutions to pressing environmental challenges will benefit from a variety of factors, including:
•	The need to address a developing scenario of global scarcity in energy, water and other commodity markets;
•	Unsustainable trends in agriculture, with ever-increasing global demand creating a significant need to improve crop yields;
•
Population growth and the rising middle class around the world with voracious appetites for transportation fuel, clean and hot water, electricity, and other comforts that must be achieved in a sustainable way;

•	Increasing corporate demand for specialized services to meet a widening array of environmental regulations being implemented across the globe; and
•	Rapid advances in new technologies that are enabling cost-competitive solutions to environmental challenges.

The Adviser’s Process – Purchasing Portfolio Securities.  The Adviser uses in-house resources to identify companies that meet the Fund’s definitions for environmental sustainability, and that appear to have strong, experienced management teams, unique competitive advantages and substantial growth opportunities within their relevant market(s).

When a company appears to meet these criteria, the Adviser initiates an in-depth fundamental research process to evaluate the company’s long-term earnings growth potential and the long-term durability of its business model.  This fundamental research includes a business-focused assessment of environmentally-driven opportunities, such as particular product lines which satisfy demand for an environmental solution, or a business model whose environmental attributes convey an overall cost advantage or other advantage to the company.  Desirable fundamental characteristics include:
•	Strong competitive position driven by proprietary product advantages, technology leadership, scale or other factors;
•	Reliable external growth drivers;
•	Diversified revenue streams, from multiple customer segments, geographies and business lines;
•	Management teams with a track record of effective capital allocation and strategic execution, as well as the ability to anticipate and adapt to change; and
•	Financial resources necessary to support long-term growth.

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Additionally, the Adviser undertakes additional environmental due diligence, with the goal of uncovering any undesired environmental risks associated with the company.  The Adviser considers a variety of factors, including:
•	Environmental impacts / benefits of the company’s operations, distribution systems and facilities;
•	Quality of the company’s environmental policy and management system;
•	The company’s compliance with federal, state and local environmental regulations;
•	Quality of the company’s resource management practices (level of consumption of raw materials, recycling and reuse of materials, effective management of waste streams); and
•	Environmental purchasing considerations.

When a company is judged to be a worthy candidate for the Fund’s portfolio, the Adviser uses a variety of valuation techniques to determine if a company’s stock is attractively valued relative to the market, its peer group, and its own history.  These techniques include the use of financial models designed to determine the Adviser’s assessment of the upside potential for a security implied by a reasonable “best case” scenario, contrasted with the downside risk implied by a reasonable “worst case” scenario.  Purchase decisions, initial position sizes, and ongoing adjustments to position size are largely based on the stock’s current valuation as measured against the range of values between these “best case” and “worst case” scenarios.  In addition to regularly monitoring each stock’s price relative to its respective scenarios, the Adviser frequently refreshes the scenarios themselves to ensure fully informed decision-making.

The Adviser’s Process – Selling Portfolio Securities.  The Adviser regularly monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in those companies.  The Adviser may sell a security or reduce its position if:
•	The fundamental investment or environmental thesis is violated;
•	A more attractively priced security is found; or
•	The security becomes overvalued relative to the Adviser’s long-term expectations.

Temporary Defensive Position.  In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal;
•	Are willing to accept risk of market value fluctuation in the short-term; or
•	Want an investment that focuses only on particular sectors or industries.

The Fund may not be appropriate for you if you:
•	Need regular income or stability of principal;
•	Are pursuing a short-term investment goal or investing emergency reserves; or
•	Can not tolerate fluctuation in the value of your investments.
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Brown Advisory Small-Cap Growth Fund

Principal Investment Strategies
The Fund seeks to achieve capital appreciation by primarily investing in equity securities.  The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small domestic companies (“80% Policy”).  The Fund seeks to invest primarily in small companies with above average growth prospects.  Small companies, according to the Adviser, are companies whose market capitalizations are generally less than $6 billion at the time of purchase (“Market Capitalization Range”).  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).  The Adviser may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund may invest up to 20% of its net assets in foreign securities, including in emerging markets.

The Adviser’s Process — Purchasing Portfolio Securities.  The Adviser begins by identifying a universe of small growth companies within the Market Capitalization Range.  From these companies, the Adviser uses research and other sources of information to select those companies it believes have the potential to grow earnings at an above average rate annually.  The Adviser then performs an in-depth analysis of the companies’ fundamentals to identify those that have:
•
Substantial business opportunities relative to their operating history and size.  These opportunities may arise from addressing large and fragmented markets or markets that are growing at rapid rates.  In addition, the company’s ability to innovate may help create new markets for its products or services;

•	Proprietary products, services or distribution systems that provide the company with a competitive edge;
•	Management that demonstrates a “growth mentality” and a plan that the Adviser can understand, monitor and evaluate; or
•	Attractively priced stocks compared to their growth potential.

The Adviser’s Process — Selling Portfolio Securities.  The Adviser regularly monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies.  The Adviser may sell a security or reduce its position if it believes:
•	The security subsequently fails to meet initial investment criteria;
•	A more attractively priced stock is found; or
•	The security becomes overvalued relative to the long-term expectation.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
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Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal; or
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:
•	Want an investment that pursues market trends or focuses only on particular sectors or industries;
•	Need regular income or stability of principal; or
•	Are pursuing a short-term investment goal or investing emergency reserves.
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Brown Advisory Small-Cap Fundamental Value Fund

Principal Investment Strategies
The Fund seeks to achieve long-term capital appreciation.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies (“80% Policy”).  Small companies, according to the Adviser, are companies whose market capitalizations are generally less than $6 billion at the time of purchase.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% policy.

Equity securities include common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Adviser may also invest in private placements in these types of securities.  The Fund invests primarily in equity securities that trade in the U.S. securities markets and that the Adviser believes are undervalued, broadly defined as trading at a discount to the estimated economic value of a company’s underlying business.  The Adviser uses a research-driven analysis that results in the Fund’s portfolio having an emphasis on out-of-favor or under-followed, cash-generating companies with sustainable business models, strong finances, competent management and a demonstrable record of profitability and self-funded growth.  The Fund may also invest in cyclical companies or companies that have experienced a temporary setback if the valuation of the company is at an appropriate discount to the long-term earnings potential of the company.

The Adviser may invest up to 15% of its assets in foreign equity securities, including in emerging markets.  With respect to 20% of its assets, the Fund may also invest in foreign or domestic debt securities, including distressed debt securities (limited to 5% or less of its assets).  Debt securities in which the Fund may invest may be rated by a Nationally Recognized Statistical Rating Agency or may be unrated and judged by the Adviser to be of comparable quality.  The Fund may engage in options, futures contracts and options on futures to seek to achieve the Fund’s investment objective, manage the portfolio, mitigate risks, hedge risks, equitize cash or to enhance total return.  These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

The Adviser’s Process.  The Adviser seeks investment opportunities in companies with valuations whose market prices are selling at a discount to their estimated intrinsic business values.  The Adviser’s valuation discipline attempts to estimate the range of a company’s business value by considering past, current or future earnings, cash flows, book value, sales or growth rates relative to the company’s history, industry, or the broader market.  The Adviser seeks to find companies that are:
•	Out-of-favor;
•	Over-looked;
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•	Under-followed in the market; and
•	Often trade at price levels which do not reflect the Adviser’s assessment of their fundamental economic value.

If a valuation analysis indicates that a company is priced at an appropriate discount to its long-term earnings potential, the Fund may also invest in cyclical companies or companies that experienced a temporary setback.

The Fund may also invest in securities whose prices are low relative to their asset valuation or private market valuation.  These may include companies that the Adviser believes are:
•	Extremely oversold or neglected due to adverse events or complex capital structures;
•	Mired in company-specific or industry-related turnarounds;
•	Undergoing financial or operational restructuring, including spin-offs, reorganizations, liquidations, mergers and acquisitions;
•	In possession of hidden value in the form of assets on their balance sheets that are underappreciated by the market.

The Adviser seeks catalysts or inflection points that may unlock shareholder value by narrowing the gap between current market price and underlying business value.  Examples of catalysts or inflection points include:
•	Changes in regulation, management, or business mix;
•	Industry consolidation;
•	Cost reduction initiatives;
•	Acquisition or merger activity;
•	New products or investments;
•	Share repurchases;
•	Asset sales; or
•	Cyclical recoveries.

The Adviser seeks a measure of downside protection for the Fund by purchasing investments for the Fund’s portfolio whose risk-reward relationship meets certain criteria established by the Adviser.  More specifically, the Adviser estimates a reasonable worst case low price for each security and rejects those that have unacceptable spreads between that price and the company’s current stock price.

The Adviser’s Process — Purchasing Portfolio Securities.  The Adviser performs an in-depth qualitative and quantitative analysis to distinguish companies that the Adviser believes may exhibit some of the following characteristics:
•	Free cash flow providing flexibility for growth and/or return of shareholder value;
•	High and/or increasing returns on capital;
•	Hidden asset value or operations unrecognized by the market;
•	Sustainable and/or expanding profitability;
•	Market leadership and/or market share growth potential;
•	Financial stability, including strong balance sheet and modest use of debt;
•	Effective management team sensitive to shareholder interests;
•	Sound business strategy and competitive advantages;
•	Franchise value defensible by proprietary products, differentiated services or systems, customer captivity, lowest-cost production, or identifiable brands;
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•	Product cycles, pricing flexibility, rational investment or new product development, and segment or geographic mix that supports stability and growth; or
•	Attractive valuation.

Adviser’s Process — Selling Portfolio Securities.  The Adviser regularly monitors the companies in the Fund’s portfolio to determine if there have been any material changes in the companies.  The Adviser may sell a security or reduce its position if:
•	The security has reached its target price level and reward to risk ratio is unattractive;
•	The security is no longer valued at a discount to its intrinsic economic value, or is overvalued relative to market expectations;
•	The company’s fundamentals change in a material, long-term manner, fail to meet investment criteria, or are no longer reliable in estimating the underlying business value;
•	Unrealized catalysts or management inability to enhance shareholder value result in “value trap;”
•	A more attractively valued alternative, either existing holding or new investment, offers greater reward to risk potential;
•	The security becomes too large of a position size; or
•	Any other factors may contribute to under-performance.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal; or
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:
•	Want an investment that pursues market trends or focuses only on particular sectors or industries;
•	Need regular income or stability of principal; or
•	Are pursuing a short-term investment goal or investing emergency reserves.
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Brown Advisory Global Leaders Fund

Investment Objective
The Brown Advisory Global Leaders Fund seeks to achieve capital appreciation by investing primarily in global equities.

Principal Investment Strategies
Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Fund also will, under normal market conditions: (1) invest at least 40% of its assets outside the United States or if market conditions are not favourable, at least 30% of its assets outside the United States, and (2) hold securities of issuers located in at least three countries. The Fund’s non-U.S. investments may include equity securities issued by companies that are established or operating in emerging market countries.  The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in counties located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States.

The equity securities in which the Fund may invest will include the equity securities of companies that Brown Advisory Limited (the “Sub-Adviser”) believes are leaders within their industry or country as demonstrated by an ability to deliver high relative return on invested capital over time.  This typically can be attributable to, among other things, a strong competitive position and a defendable barrier to entry.  The equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities, such as stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and exchange traded funds (“ETFs”).  The equity securities in which the Fund may invest will generally be issued by mid- and large-capitalization companies. Medium and large market capitalization companies are, according to the Sub-Adviser, those companies with market capitalizations generally greater than $2 billion at the time of purchase. In addition to those securities, the Fund may also invest in convertible bonds, Rule 144A securities, U.S. Treasury bills, fixed and/or floating rate U.S. Government securities, real estate investment trusts (“REITs”) and unlisted securities.  The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.

The Sub-Adviser’s Process — Purchasing Portfolio Securities.  The Sub-Adviser will use in-house research and other sources to identify a universe of companies across a broad range of industries and countries whose underlying fundamentals are considered by the Sub-Adviser to be attractive. The Sub-Adviser will focus on companies that it believes exhibit the following desirable characteristics:
•	High-quality businesses exhibiting favorable economics supported by enduring competitive advantages that can deliver excess economic return over time;
•	Capable and trustworthy management with a long-term orientation to managing their business;
•	Sustainable, predictable, premium growth in cash flow over time;
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•	Positive industry dynamics;
•	Sensible capital allocation; and
•	Have a reasonable price - the Sub-Adviser expects growth to compound the excess economic return over time.

The Sub-Adviser believes that investing in the best companies globally in any sector or country can deliver superior long-term investment returns. The Sub-Adviser seeks to identify high-quality companies underpinned by structural long-term growth and strong management teams, and to purchase those companies at reasonable prices.

Investment opportunities will reflect broad themes that touch on structural change and represent business models with desirable characteristics such as sustainable barriers to entry, enjoy a dominant market position, exhibit a certain level of predictability, enhance customer outcomes, have pricing power and benefit from secular growth. Management teams also must be high quality, manage for the long term and have a demonstrated record of acting in the best interest of shareholders. The Sub-Adviser emphasizes individual security selection based on identifying long-term attractive businesses (i.e., those with significant desirable characteristics, such as a viable, long-term franchise, sustainable business model, generate excess economic return, high return on invested capital and stable profitability) and few or no undesirable characteristics (such as excessive financial or operational leverage, risk of business or product obsolescence, excessive compensation, misaligned incentives or management hubris), when they are available at reasonable prices.

The Sub-Adviser’s Process — Selling Portfolio Securities. The Sub-Adviser will monitor the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies. The Sub-Adviser may sell a security or reduce its position in a security if:
•	The security’s market price exceeds the Sub-Adviser’s estimate of intrinsic value;
•	The ratio of risk and reward of continuing to own the company’s equity is no longer attractive; or
•	The Sub-Adviser needs to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Temporary Defensive Position. In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and its principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal; or
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:
•	Need regular income or stability of principal;
•	Are pursuing a short-term investment goal or investing emergency reserves; or
•	Cannot tolerate fluctuation in the value of your investments.

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Brown Advisory Intermediate Income Fund

Principal Investment Strategies
The Fund seeks to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S. Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities (“80% Policy”).  The fixed income securities in which the Fund may invest may also include municipal securities issued by states, U.S. territories, and possessions, general obligation securities and revenue securities.  The foregoing may include municipal lease obligations and insured municipal securities.  The Fund may also invest in other investment companies that invest in similar fixed income securities and the Fund may count such holdings towards the Fund’s 80% Policy.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  These derivative instruments will be counted toward the Fund’s 80% policy to the extent they have economic characteristics similar to the securities included within that policy.

Portfolio Maturity.  The Fund invests in fixed income securities that primarily have a maturity that is between 1 and 10 years.  Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 3 and 10 years (“Maturity Policy”).  The Fund must provide shareholders with 60 days’ prior written notice if it changes the limitations associated with its Maturity Policy.  The stated average maturity of the Fund may be different from the weighted average maturity due to several factors including prepayment patterns as well as call and put features of the fixed income securities held by the Fund.

The Fund also expects to have an average duration of 2 to 5 years.  Duration is a measurement of price sensitivity to interest rate changes. For example, if interest rates increase by 1%, under the Fund’s duration policy, the value of the Fund may decrease between 2% to 5%.
Portfolio Securities Credit Ratings.  The Fund may invest in a fixed income security, if at the time of its purchase, the fixed income security is rated in the top four rating categories of a Nationally Recognized Statistical Rating Organization (“NRSRO”) or is unrated and deemed to be of comparable quality by the Adviser.

The Adviser’s Process — Purchasing Portfolio Securities.  The Adviser determines the appropriate degree of interest rate risk (duration) and maturity structure (yield curve positioning) for the portfolio.  This is based on its analysis of economic factors such as the interest rate outlook and technical factors such as the shape of the yield curve.  The Adviser then determines the relative and absolute attractiveness of each of the following — corporate securities, mortgage-backed securities, asset-backed securities, Treasury securities and agency securities.  Finally, it searches for securities, which meet the maturity and duration needs of the Fund’s portfolio.

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The Adviser’s Process — Selling Portfolio Securities.  The Adviser may sell a fixed income security or reduce its position if:
•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The security subsequently fails to meet the investment criteria;
•	A more attractive security is found or funds are needed for another purpose; or
•	The Adviser believes that the security has reached its appreciation potential.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Seek income
•	Seek capital preservation
•	Are pursuing a long-term investment goal
•	Are willing to accept the risks of investing in fixed income securities.

The Fund may not be appropriate for you if you:
•	Are pursuing a short-term investment goal or are investing emergency reserves
•	Are seeking capital appreciation
•	Can not tolerate fluctuation in the value of your investments.
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Brown Advisory Total Return Fund

Principal Investment Strategies
The Fund seeks to provide a competitive total return consistent with preservation of principal.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S. Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities (“80% Policy”).  The fixed income securities in which the Fund may invest may also include municipal securities issued by states, U.S. territories, and possessions, general obligation securities and revenue securities.  The foregoing may include municipal lease obligations and insured municipal securities.  The Fund may also invest in other investment companies that invest in similar fixed income securities and the Fund may count such holdings towards the Fund’s 80% Policy.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy. The Fund may also seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as “To Be Announced” (“TBA”) transactions.  In a TBA transaction, a seller agrees to deliver a security to the Fund at a future date, but the seller does not specify the particular security to be delivered.  Instead, the Fund agrees to accept any security that meets specified terms.

The Fund may invest up to 20% of its assets in high-yield securities, which are speculative in nature.  The Fund may also utilize derivatives including futures, interest rate swaps and credit default swaps.  These positions will be used to manage interest rate risk or to create synthetic exposure to particular credits.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to other investments that are included in the Fund’s 80% investment policy.  The Fund may invest in securities denominated in non-U.S. currencies.  The Fund may also invest in bank loans.

Portfolio Maturity.  The Fund invests in fixed income securities that primarily have a maturity that is between 0 and 30 years.  Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 6 and 11 years (“Maturity Policy”).  The Fund must provide shareholders with 60 days’ prior written notice if it changes the limitations associated with its Maturity Policy.  The stated average maturity of the Fund may be different from the weighted average maturity due to several factors including prepayment patterns as well as call and put features of the fixed income securities held by the Fund.

The Fund also expects to have an average duration of 3 to 7 years.  Duration is a measurement of price sensitivity to interest rate changes. For example, if interest rates increase by 1%, under the Fund’s duration policy, the value of the Fund may decrease between 3% to 7%.

Portfolio Securities Credit Ratings.  The Fund may invest an unlimited amount in fixed income securities, if at the time of its purchase, the fixed income securities are rated in the top four rating categories of a Nationally Recognized Statistical Rating Organization (“NRSRO”) or is unrated and deemed to be of comparable quality by the Adviser.  The Fund may invest up to 20% of its assets in high-yield securities.

The Adviser’s Process — Purchasing Portfolio Securities.  For macro-level portfolio decisions, such as interest rate risk (duration) and maturity structure (yield curve positioning), the Adviser seeks positions that have a favorable upside/downside balance in various economic scenarios.  The Adviser avoids investing based on specific forecasts, rather, it analyzes a wide variety of potential macro outcomes. The Adviser aims to have the Fund’s portfolio perform especially well in certain scenarios but still perform reasonably well in alternative scenarios.

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Credit positions are selected through a fundamental, bottom-up process.  In particular, the Adviser seeks fixed income securities that it believes to be fundamentally undervalued and/or where the issuer’s credit profile is improving.  This may allow the portfolio to not only experience an attractive level of income generation but may also realize capital gains as the trading price of the security improves.

The Adviser’s Process — Selling Portfolio Securities.  The Adviser may sell an investment or reduce its position if:
•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The security subsequently fails to meet the investment criteria;
•	Changing credit profile and/or conditions result in an unacceptable risk condition;
•	A more attractive security is found or funds are needed for another purpose; or
•	The Adviser believes that the security has reached its appreciation potential.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Seek income
•	Seek capital preservation
•	Are pursuing a long-term investment goal
•	Are willing to accept the risks of investing in fixed income securities.

The Fund may not be appropriate for you if you:
•	Are pursuing a short-term investment goal or are investing emergency reserves
•	Are seeking capital appreciation
•	Cannot tolerate fluctuation in the value of your investments.
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Brown Advisory Strategic Bond Fund

Principal Investment Strategies
Under normal conditions, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% investment policy.  The Adviser seeks to achieve the Fund’s investment objective by investing in tax-exempt municipal bonds, corporate bonds (including junk bonds), U.S. Treasury bonds, Treasury Inflation Protected Securities (TIPS), non-U.S. dollar bonds, mortgage-backed securities, asset-backed securities, derivatives (including credit default swaps, other swaps, futures and options), bank loans, collateralized loan obligations, and cash equivalents.   Instead, the Fund agreed to accept any security that meets specified terms.  Allocations to these investments will be made tactically; meaning that the fund will hold such investments only as long as the Adviser believes the relative value is attractive, which at times may be a matter of days or weeks, as opposed to holding investments for years at a time. The Fund may also seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as “To Be Announced” (“TBA”) transactions.  In a TBA transaction, a seller agrees to deliver a security to the Fund at a future date, but the seller does not specify the particular security to be delivered.  Instead, the Fund agrees to accept any security that meets specified terms.

The Adviser’s strategy may result in the Fund holding relatively concentrated positions in certain investments and will result in a relatively high degree of portfolio turnover.  The Fund is non-diversified.  The Fund may invest in securities of any maturity and/or credit quality rating.  The Fund has no limit in its investment in high-yield securities.  The Fund may utilize derivatives, mutual funds, or exchange-traded funds which invest in any of the previously mentioned types of fixed income securities.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Adviser may sell an investment or reduce its position if:
•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The investment subsequently fails to meet the investment criteria;
•	Changing credit profile and/or conditions result in an unacceptable risk condition;
•	A more attractive investment is found; or
•	The Adviser believes that the investment has reached its appreciated potential.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Cash Holdings and Temporary Defensive Positions. Although the Fund will normally hold a portfolio of fixed-income securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents, including, but not limited to: U.S. Government securities; money-market funds; and other high quality money market instruments.  Cash and cash reserves may also include foreign securities, including but not limited to, short-term obligations of foreign governments or other high quality foreign money-market instruments.  To the extent the Fund invests in short-term high-quality debt obligations of foreign governments and other non-U.S. issuers, the securities of such foreign governments and other non-U.S. issuers will generally have a maturity of one year or less and a credit rating of “A” or better by S&P or a similar rating by another NRSRO.

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Additional Information about the Funds’ Principal Investment Strategies

The Adviser believes that a certain amount of liquidity in the Fund’s portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities.  Under adverse market conditions, when the Fund is unable to find sufficient investments meeting its criteria, cash and cash reserves may comprise a significant percentage of the Fund’s total assets.  When the Fund holds a significant portion of assets in cash and cash reserves, it may not meet its investment objective.  To the extent that the Fund invests in ETFs or uses a money market mutual fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market mutual fund’s management fees and operational expenses.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are seeking capital appreciation;
•	Are pursuing a long-term investment goal; or
•	Are seeking alternatives to typical long-only fixed income investments.

The Fund may not be appropriate for you if you:
•	Are pursuing a short-term investment goal or are investing emergency reserves;
•	Are seeking income generation;
•	Cannot tolerate fluctuation in the value of your investments; or
•	Cannot tolerate high turnover investments.
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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Maryland Bond Fund

Principal Investment Strategies
The Fund seeks to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in Maryland bonds, including bonds issued on behalf of the State of Maryland, its local governments and public financing authorities (“80% Policy”).  The 80% Policy cannot be changed without shareholder approval.  The Fund may also invest in municipal securities issued by other states, U.S. territories, and possessions, U.S. Government securities, general obligation securities and revenue securities, including private activity bonds.  The Fund is non-diversified which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.  Generally, the average weighted maturity of the Fund’s portfolio securities will be between 4 and 10 years.  Normally, the Fund will invest at least 80% of the Fund’s total assets in securities the interest of which is exempt from Federal and Maryland State income taxes, although such interest from the Fund’s investments may be subject to the Federal alternative minimum tax (“AMT”).  Municipal securities include municipal bonds, notes, and leases.  Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities.

The Adviser’s Process — Purchasing Portfolio Securities.  The Adviser regularly monitors economic factors such as interest rate outlook and technical factors such as the shape of the yield curve in combination with the stated objective of the Fund to determine an appropriate maturity profile for the Fund’s investment portfolio.  The Adviser then principally searches for securities that satisfy the maturity profile of the Fund and that provide the greatest potential return relative to the risk of the security.

The Adviser’s Process — Selling Portfolio Securities.  The Adviser may sell a fixed income security or reduce its position if:
•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The security subsequently fails to meet the Adviser’s investment criteria;
•	A more attractive security is found or funds are needed for another purpose; or
•	The Adviser believes that the security has reached its appreciation potential.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
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Additional Information about the Funds’ Principal Investment Strategies

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are a Maryland resident
•	Are an income-oriented investor in a high tax bracket and desire tax-exempt income
•	Seek income and more price stability than stocks offer
•	Are pursuing a long-term investment goal.

The Fund may not be appropriate for you if you:
•	Are not a Maryland resident
•	Are pursuing a short-term investment goal or are investing emergency reserves
•	Are investing funds in a tax-deferred or tax-exempt account (such as an IRA)
•	Do not desire tax-exempt income.
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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Tax Exempt Bond Fund

Investment Objective
The Brown Advisory Tax Exempt Bond Fund seeks to provide a high level of current income exempt from Federal income tax by investing primarily in intermediate-term investment grade municipal bonds.  The Fund’s investment objective is non-fundamental and may be changed by a vote of the Board without shareholder approval upon a 60-day written notice to shareholders.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in securities the interest of which is exempt from Federal income taxes and that do not subject shareholders to the federal alternative minimum tax (“AMT”). This 80% policy cannot be changed without shareholder approval.  The Fund may invest up to 20% of its assets in securities that may fully subject shareholders to Federal income tax, including the AMT.  In addition, all capital gains are subject to Federal and state taxes in addition to AMT.  The Fund is non-diversified, which means that the Fund may invest a significant portion of its assets in the securities of a single issuer or small number of issuers. The Fund may also invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state).

Under normal conditions, the Adviser seeks to achieve the Fund’s investment objective by investing in municipal securities issued by states, U.S. territories, and possessions, U.S. Government securities, general obligation securities and revenue securities, including private activity bonds. Municipal securities include state and local general obligation bonds, essential service revenue issues (principally, water and sewer, transportation, public power, combined utilities and public universities), pre-refunded bonds and municipal leases.  Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities.  To enhance yield, the Fund may also invest in selective enterprise revenue and/or private activity issues, principally hospitals and senior living facilities.  The repayment of principal and interest on some of the municipal securities in which the Fund may invest may be guaranteed or insured by a monoline insurance company or other financial institution.  The Fund also may invest in other investment companies, principally money market funds.

The Adviser determines which securities to purchase by first evaluating whether a security falls within the credit guidelines set for the Fund by reviewing the ratings given by Standard & Poor’s (“S&P”) and Moody’s Investor Services, Inc. (“Moody’s”).  Under the credit guidelines, the Fund will hold at least 80% of its total assets in investment grade municipal debt securities, as rated by independent rating agencies when purchased, or if unrated, determined by the Adviser to be of comparable quality. The credit guidelines provide that the Fund may also hold up to 20% of its total assets in securities rated below investment grade by an independent rating agency or, if not rated, determined to be of equivalent quality by the Adviser. Some securities that are rated below investment grade by independent rating agencies are commonly referred to as “junk bonds.”  Such lower rated securities and other municipal securities may become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality.

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Additional Information about the Funds’ Principal Investment Strategies

The Adviser then determines the appropriate maturity date and coupon choice after analyzing the current and targeted portfolio structure, and whether or not the issue is fairly priced.  Generally, the average weighted maturity of the Fund’s portfolio securities will be between 4 and 10 years.

In determining the municipal securities in which the Fund may invest, the Adviser will use a process for researching securities for purchase that is based on extensive credit research and involves due diligence on each issuer, state, municipality and sector relating to a municipal security.

The Adviser’s Process — Purchasing Portfolio Securities.  The Adviser regularly monitors economic factors such as interest rate outlook and technical factors such as the shape of the yield curve in combination with the stated objective of the Fund to determine an appropriate maturity profile for the Fund’s investment portfolio.  The Adviser then principally searches for securities that satisfy the maturity profile of the Fund and that provide the greatest potential return relative to the risk of the security.

The Adviser’s Process — Selling Portfolio Securities.  The Adviser may sell a fixed income security or reduce its position if:
•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The security subsequently fails to meet the Adviser’s investment criteria;
•	A more attractive security is found or funds are needed for another purpose; or
•	The Adviser believes that the security has reached its appreciation potential.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or tax-exempt quality cash equivalents.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are an income-oriented investor in a high tax bracket and desire tax-exempt income;
•	Seek income and more price stability than stocks offer; or
•	Are pursuing a long-term investment goal.

The Fund may not be appropriate for you if you:
•	Are pursuing a short-term investment goal or are investing emergency reserves;
•	Are investing funds in a tax-deferred or tax-exempt account (such as an IRA); or
•	Do not desire tax-exempt income.

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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Mortgage Securities Fund

Investment Objective
The Brown Advisory Mortgage Securities Fund seeks to maximize total return consistent with preservation of capital.

Principal Investment Strategies
Under normal conditions, the Adviser seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in investment grade mortgage-related securities (the “80% Policy).  Mortgage-related securities consist of mortgage-backed securities (“MBS”) such as residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), stripped mortgage-backed securities (“SMBS”), collateralized mortgage obligations (“CMOs”), inverse floating rate obligations and other similar types of securities representing an interest in or that are secured by mortgages.  The Fund may also seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as “To Be Announced” (“TBA”) transactions.  In a TBA transaction, a seller agrees to deliver a mortgage-related security to the Fund at a future date, but the seller does not specify the particular security to be delivered.  Instead, the Fund agrees to accept any security that meets specified terms.  The Fund may also invest in municipal housing bonds and other investment companies. The Fund invests in securities of various maturities and durations.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Fund will hold at least 80% of its total assets in investment grade mortgage-related securities (that is, securities rated in the top four ratings categories) as rated at the time of purchase by a Nationally Recognized Statistical Rating Organization (an “NRSRO”), or if unrated, as determined by the Adviser to be of comparable quality.  The Fund may also hold up to 20% of its total assets in securities that are rated below investment grade by an NRSRO or, if not rated, determined to be of equivalent quality by the Adviser.  Some securities that are rated below investment grade by independent rating agencies are commonly referred to as “junk bonds.”  Such lower rated securities may become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality.

The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  These derivative instruments will be counted toward the Fund’s 80% Policy to the extent they have economic characteristics similar to the securities included within that policy.

Portfolio Maturity.  The Fund will generally invest in fixed income instruments which pay principal over time, not just at maturity.  In general, mortgage-related securities, including MBS, have stated maturities equal to the final principal payment that would be due, which is commonly 30-years from origination. However, the Adviser will analyze the securities based on the expected timing of actual cash flows. On that basis, most of the securities held will have an expected life in the range of 2-8 years.
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Additional Information about the Funds’ Principal Investment Strategies

The Adviser’s Process - Purchasing Portfolio Securities.  The Adviser seeks MBS and other securitized instruments where it is believed that the income and/or price appreciation potential is attractive.  This will depend partly on the Adviser’s view on interest rates, interest rate volatility, mortgage prepayments (including refinancing and mobility of homeowners), as well as other factors. These factors are applied across the market broadly in determining what coupon rates or term bonds in which the Fund will invest, but more importantly, on a security by security basis, analyzing the specific characteristics of a given pool of MBS or structure.

A similar process will be utilized whether examining, pass-through MBS pools, MBS derivatives, collateralized mortgage obligations (CMOs) or credit-sensitive securities.  The focus will be on whether a given security has a risk/reward relationship that is deemed by the Adviser to be favorable to investors.

The Adviser may also purchase bonds that serve a specific purpose in the portfolio, such as interest rate risk mitigation.  For example, Interest-Only CMO structures often gain in price when interest rates rise, and thus can be useful in reducing the overall interest rate risk experienced by the Fund.

The Adviser’s Process - Selling Portfolio Securities.

The Adviser may sell a security or reduce its position if:
•	Revised economic outlook requires a repositioning of the portfolio or alters the risk/reward of a given security
•	Changes in a security’s composition, such as faster or slower prepayments than expected, alter its risk/reward balance to an unfavorable position
•	A more attractive security is found, or
•	The Adviser believes the security has reached its appreciation potential.

Temporary Defensive Position.  In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Seek income
•	Seek capital preservation
•	Are pursuing a long-term investment goal
•	Are willing to accept the risks of investing in fixed income securities.

The Fund may not be appropriate for you if you:
•	Are pursuing a short-term investment goal or are investing emergency reserves
•	Are seeking capital appreciation
•	Cannot tolerate fluctuation in the value of your investments.
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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory − WMC Strategic European Equity Fund

Investment Objective
The Brown Advisory − WMC Strategic European Equity Fund seeks to achieve total return by investing principally in equity securities issued by companies established or operating in Europe.

Principal Investment Strategies
Under normal conditions, the Brown Advisory − WMC Strategic European Equity Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Europe – defined as countries included in the MSCI Europe Index.  The Fund will provide shareholders with 60 days’ prior written notice if it changes its 80% investment policy.

The Fund may purchase the securities of companies of any market capitalization.  The Fund may invest in equity securities, which includes common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).  The Fund may utilize options, currency forwards, swaps, futures contracts, options on futures and participatory notes. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries that are considered outside of Europe which may include less developed countries as well as other developed market countries.

Wellington Management’s Investment Process
Wellington Management’s decision-making process and country allocation is driven by stock selection:  while the Fund will invest with an awareness of the global economic backdrop, bottom-up stock selection is the focus of Wellington Management.

The investment process begins with a review of large, mid and small-capitalization stocks in the developed European equity market.  The Strategic European Equity approach focuses on those companies and industries that enjoy above-average sales, earnings and/or cash-flow growth which the market has not yet fully anticipated.  The team intensively evaluates all these companies leveraging the global industry analysts, other portfolio managers and equity research analysts at Wellington Management.
The fundamental research focuses on a company’s:
•	Sources and sustainability of growth: sales, earnings and cash flow as well as secular vs. cyclical drivers.
•	Business model: industry niche, barriers to entry, competition, substitution, revenue structure, margins and sustainability.
•	Proprietary technology, processes, brands and tangible assets.
•	Balance sheet: quality, allocation of capital, ROIC and ROE;
•	Corporate governance and corporate ownership.
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Additional Information about the Funds’ Principal Investment Strategies

Wellington Management’s investment process results in the selection of companies that typically demonstrate one or more of the following characteristics:
1.	structural growth of their business driven by a secular trend
2.	superior business model and/or
3.	technological competitive advantage.

The approach focuses on those companies and industries that enjoy above-average sales and/or earnings growth as we believe these companies have the potential for significant longer-term rewards.

Finally, time is spent on estimating the price one should pay for such a superior business and making sure its growth potential is not yet fully reflected in the stock price.  Key metrics include normalized P/E, Price to Free Cash Flow and P/E both on an absolute and relative basis and Price to Free Cash Flow.  The Strategic European Equity approach looks at historical valuation both versus the company and the industry as well as the potential for valuation multiple expansion.

Wellington Management’s Process - Purchasing Portfolio Securities.  The Strategic European Equity approach focuses on those companies and industries that enjoy above-average sales and/or earnings growth.  The three key categories used to evaluate potential purchase candidates are:
•
Structural Growth: Allows companies to achieve superior earnings growth and cash-flow generation over a prolonged period of time.  Drivers of structural growth include: (1) secular industry or country growth; (2) superior business model; and (3) technological leadership.

•	Competitive landscape: Using Porter’s 5-Forces model, we assess industry positioning and competitive advantages that drive margins and returns.
•	Valuation: Growth potential not yet fully reflected in stock price.

Wellington Management’s Process - Selling Portfolio Securities.  Wellington Management regularly monitors the companies in the Fund’s portfolio to determine if there have been any material changes in the companies. Wellington Management may sell a security or reduce its position if:
•	Valuation fully reflects the company’s growth potential.
•	Deterioration of structural growth drivers, competitive position and/or company fundamentals.
•	More attractive investment candidates are identified.

Given the expected investment horizon of 2-5 years, where a stock reaches a valuation that fairly reflects its growth potential earlier than expected, the position may be sold or trimmed, unless the growth prospects improve.

Temporary Defensive Position.  In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal;
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•	Are willing to accept risk of market value fluctuation in the short-term; or
•	Want an investment that focuses only on a particular region.

The Fund may not be appropriate for you if you:
•	Need regular income or stability of principal;
•	Are pursuing a short-term investment goal or investing emergency reserves; or
•	Can not tolerate fluctuation in the value of your investments.
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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory – WMC Japan Alpha Opportunities Fund

Investment Objective
The Brown Advisory – WMC Japan Alpha Opportunities Fund seeks to achieve total return by investing principally in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Japan.

Principal Investment Strategies
Under normal conditions, the Brown Advisory − WMC Japan Alpha Opportunities Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Japan.  The Fund will provide shareholders with 60 days’ prior written notice if it changes its 80% investment policy.

In determining whether a company is domiciled in or exercises the predominant part of its economic activity in Japan, the Fund will consider any one of the following four factors when making its determination: (i) country of organization; (ii) primary securities trading market; (iii) location of assets with respect to at least half of the company’s assets; or (iv) country where the company derives at least half of its revenue or profits.

The Fund may purchase the securities of companies of any market capitalization. The Fund may invest in equity securities, which includes common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”). The Fund may utilize options, currency forwards, swaps, futures contracts, options on futures and participatory notes. The Fund may hedge currency exposure and reduce equity exposure using derivatives. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries outside of Japan which may include less developed countries as well as other developed market countries.

Wellington Management’s Investment Process

Wellington Management employs a “multiple sleeve structure,” which means the Fund has several components that are managed separately in different styles.  The Fund seeks to obtain its objective by combining these different component styles in a single fund.

For each component “sleeve,” Wellington Management has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal, proprietary research.  Each component sleeve tends to be flexible, opportunistic, and total return-oriented such that the aggregate portfolio represents a wide range of investment philosophies, companies, industries and market capitalizations. Investment personnel for each component sleeve have complete discretion and responsibility for selection and portfolio construction decisions within their specific sleeve.
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Additional Information about the Funds’ Principal Investment Strategies

Wellington Management is responsible for selecting styles or approaches for component sleeves with a focus on combining complementary investment styles, monitoring the risk profile, strategically rebalancing the portfolio, and maintaining a consistent fund profile. In choosing prospective investments, Wellington Management analyzes a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, expected growth rates, revenues, dividends and other related measures of value.

Temporary Defensive Position. In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and its principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal;
•	Are willing to accept risk of market value fluctuation in the short-term; or
•	Want an investment that focuses only on a particular country.

The Fund may not be appropriate for you if you:
•	Need regular income or stability of principal;
•	Are pursuing a short-term investment goal or investing emergency reserves; or
•	Cannot tolerate fluctuation in the value of your investments.
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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory – Somerset Emerging Markets Fund

Investment Objective
The Brown Advisory – Somerset Emerging Markets Fund seeks to achieve total return by investing principally in equity securities issued by companies established or operating in emerging markets.

Principal Investment Strategies
Under normal conditions, the Brown Advisory – Somerset Emerging Markets Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities issued by companies that are established or operating in emerging market countries.  These will consist of companies in emerging market countries in Latin America, Asia, Eastern Europe, Africa, and the Middle East.  The Fund may purchase the securities of companies of any market capitalization.  The Fund will provide shareholders with 60 days’ prior written notice if it changes its 80% investment policy.

The Fund considers a company to be established or operating in emerging market countries if: (i) it is organized under the laws of or maintains its principal office in an emerging market country; (ii) its securities are principally traded on trading markets in emerging markets countries; (iii) it derives at least 50% of its total revenue or profits from either goods or services produced or sales made in emerging markets countries; or (iv) it has at least 50% of its assets in emerging market countries.

The Fund may invest in equity securities, which includes common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Fund may also invest in fixed income securities and private placements. The Fund may utilize options, futures contracts, options on futures and participatory notes. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy. The Fund may purchase the stocks of companies of any size.

The Fund intends to invest primarily in the following countries (others may be added as markets in other countries develop):
•	Asia: China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.
•	Latin America: Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru, and Venezuela.
•	Eastern Europe: Croatia, Czech Republic, Estonia, Hungary, Kazakhstan, Latvia, Lithuania, Poland, Romania, Russia, Slovakia, Slovenia, Turkey, and Ukraine.
•
Africa and the Middle East: Bahrain, Botswana, Egypt, Israel, Jordan, Kenya, Kuwait, Lebanon, Mauritius, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, Tunisia, United Arab Emirates, and Zimbabwe.

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries that are considered to be outside of emerging markets, which may include other less developed countries as well as developed market countries.  Such less developed countries share many similar attributes with emerging markets countries, however, their markets are not yet considered to be as developed as those in the emerging markets.

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Additional Information about the Funds’ Principal Investment Strategies

The Fund may invest up to 20% of its net assets in fixed income securities.

Somerset’s Investment Process
While the Fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of Somerset.  Somerset’s decision-making process and country allocation is driven largely by stock selection.

The Somerset’s investment process focuses on selecting companies that generally demonstrate one or more of the following characteristics:
•	Leading or improving market position;
•	Attractive business niche;
•	Attractive or improving franchise or industry position;
•	Seasoned management;
•	Stable or improving earnings and/or cash flow; and
•	Sound or improving balance sheet.

Somerset generally seeks investment opportunities in well-capitalized, large cap companies that pay consistent dividends that are above the market average and demonstrate prospects for long-term growth.

Somerset’s Process - Purchasing Portfolio Securities.  The Somerset performs an in-depth qualitative and quantitative analysis to distinguish companies that it believes may exhibit some of the following characteristics:
•	Valuation relative to the likely prospects for the company;
•	Consistent return on equity;
•	Financial durability;
•	Steady profitability; and
•	A history of good capital allocation.

In order to build a portfolio of companies with the potential to deliver above-average cash returns at a reasonable price, Somerset places an emphasis on historical data and developing discounted cash flow models.  Somerset compares data on a relative basis through a peer-group analysis.

Somerset may also invest in securities whose prices are low relative to their asset valuation or private market valuation; these may include companies that the Somerset believes are:
•	Oversold or neglected due to adverse events or complex capital structures;
•	Undergoing company-specific or industry-related turnarounds;
•	Undergoing financial or operational restructuring, including spin-offs, reorganizations, liquidations, mergers and acquisitions; and
•	In possession of hidden value in the form of balance sheet assets that are unappreciated by the market.

The valuations are regularly monitored by Somerset and can be adjusted if company-specific, sector or macro developments merit a change in valuation.
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Additional Information about the Funds’ Principal Investment Strategies

Somerset’s Process - Selling Portfolio Securities.  Somerset regularly monitors the companies in the Fund’s portfolio to determine if there have been any material changes in the companies. Somerset may sell a security or reduce its position if:
•	The fundamental investment thesis is violated;
•	The expected dividend and earnings yield is impaired for the long term;
•	A more attractively priced security is found;
•	Negative company-specific news, macro-economic issues or serious management changes; or
•	For reasons of corporate governance.

Temporary Defensive Position.  In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal;
•	Are willing to accept risk of market value fluctuation in the short-term; or
•	Want an investment that focuses only on particular sectors or industries.

The Fund may not be appropriate for you if you:
•	Need regular income or stability of principal;
•	Are pursuing a short-term investment goal or investing emergency reserves; or
•	Can not tolerate fluctuation in the value of your investments.
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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Emerging Markets Small-Cap Fund

Investment Objective
The Brown Advisory Emerging Markets Small-Cap Fund seeks to achieve total return by investing principally in equity securities issued by small-capitalization companies established or operating in emerging markets.

Principal Investment Strategies
Under normal conditions, the Brown Advisory Emerging Markets Small-Cap Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities issued by small capitalization companies that are established or operating in emerging market countries.  These will consist of small capitalization companies in emerging market countries in Latin America, Asia, Eastern Europe, Africa, and the Middle East.  The Fund will provide shareholders with 60 days’ prior written notice if it changes its 80% investment policy.

The Fund may invest in equity securities, which includes common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Fund may also invest in fixed income securities and private placements. The Fund may utilize options, futures contracts, options on futures and participatory notes. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Fund intends to invest primarily in the following countries (others may be added as markets in other countries develop):
•	Asia: China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.
•	Latin America: Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru, and Venezuela.
•	Eastern Europe: Croatia, Czech Republic, Estonia, Hungary, Kazakhstan, Latvia, Lithuania, Poland, Romania, Russia, Slovakia, Slovenia, Turkey, and Ukraine.
•
Africa and the Middle East: Bahrain, Botswana, Egypt, Israel, Jordan, Kenya, Kuwait, Lebanon, Mauritius, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, Tunisia, United Arab Emirates, and Zimbabwe.

The Sub-Adviser’s Investment Process
MFMHKL manages the securities of the Fund and makes investment decisions for the Fund subject to such policies as the Board of Trustees may determine. MFMHKL selects investments for the Fund based on its own investment style and strategy. However, MFMHKL’s activities are subject to general supervision by the Adviser and the Board of Trustees.  Although the Adviser and the Board do not evaluate the investment merits of MFMHKL’s specific securities selections, they do review the performance of MFMHKL relative to the selection criteria. MFMHKL will aim to invest in a portfolio that captures the potential growth of small market capitalization securities with exposure to one or more countries in Asia (ex-Japan) that qualify, or will qualify as eligible markets for the strategy.

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Additional Information about the Funds’ Principal Investment Strategies

MFMHKL uses both qualitative and quantitative approaches to stock selection and weighting of stocks within the portfolio.

Securities may be considered to have exposure to any one or more regions of Asia if (a) their securities are listed in any Asia (ex-Japan) market or (b) if they are listed in any other eligible market (such as the United States of America or the United Kingdom) and derive, or are expected to derive, a significant portion of their revenues from one or more countries in Asia (ex-Japan).

In addition to listed equity securities, equity exposure may also be achieved through investment in depository receipts, and participation notes. Exposure may also be achieved, to a limited extent, through investment in equity swaps, convertible securities, index linked notes, index futures, warrants and other participation rights. The Fund may also provide investors with exposure to returns from secondary market trading of recently listed small cap securities with exposure to one or more countries in Asia ex-Japan.

Temporary Defensive Position.  In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and its principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal;
•	Are willing to accept risk of market value fluctuation in the short-term; or
•	Want an investment that focuses only on particular sectors or industries.

The Fund may not be appropriate for you if you:
•	Need regular income or stability of principal;
•	Are pursuing a short-term investment goal or investing emergency reserves; or
•	Cannot tolerate fluctuation in the value of your investments.
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Principal Risks

An investment in a Fund is subject to one or more of the principal risks identified in the following table.  The identified principal risks are discussed in more detail in the disclosure that immediately follows the table.
	Brown Advisory Growth Equity Fund	Brown Advisory Flexible Equity Fund	Brown Advisory Equity Income Fund	Brown Advisory Sustainable Growth Fund
ADRs and GDRs Risk	✓	✓	✓	✓
Convertible Securities Risk	✓	✓	✓
Credit Risk
Currency and Exchange Rate Risk
Debt/Fixed Income Securities Risk		✓	✓
Derivatives Risk
Environmental Policy Risk				✓
Equity and General Market Risk	✓	✓	✓	✓
ETF Risk	✓	✓	✓
European Securities Risk
Foreign Securities/Emerging Markets Risk	✓	✓		✓
Growth Company Risk	✓			✓
Inflation-Indexed Securities Risk
Interest Rate Risk
Investments in Other Investment Companies Risk
Japanese Securities Risk
Large Investor Risk
Leverage Risk
Liquidity Risk
Management Risk	✓	✓	✓	✓
Market Risk
Master Limited Partnership Risk			✓
Maturity Risk
Mortgage- and Asset-Backed Securities Risk
Municipal Securities Risk
New Fund Risk
Non-Diversification Risk
Non-Investment Grade Securities Risk		✓	✓
Portfolio Turnover Risk
Prepayment/Extension Risk
Private Placement Risk	✓	✓	✓
Rating Agencies Risk
REIT and Real Estate Risk	✓	✓	✓	✓
Smaller and Medium Capitalization Company Risk	✓	✓	✓	✓
Tax Risk
To Be Announced (“TBA”) Transaction Risk
U.S. Government Securities Risk
Valuation Risk
Value Company Risk		✓	✓

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Principal Risks

	Brown Advisory Small-Cap Growth Fund	Brown Advisory Small-Cap Fundamental Value Fund	Brown Advisory Global Leaders Fund	Brown Advisory Intermediate Income Fund	Brown Advisory Total Return Fund
ADRs and GDRs Risk	✓	✓	✓
Convertible Securities Risk	✓	✓	✓
Credit Risk				✓	✓
Currency and Exchange Rate Risk			✓
Debt/Fixed Income Securities Risk		✓		✓	✓
Derivatives Risk		✓	✓	✓	✓
Environmental Policy Risk
Equity and General Market Risk	✓	✓	✓
ETF Risk	✓	✓	✓
European Securities Risk
Foreign Securities/Emerging Markets Risk	✓	✓	✓
Growth Company Risk	✓		✓
Inflation-Indexed Securities Risk
Interest Rate Risk				✓	✓
Investments in Other Investment Companies Risk			✓	✓	✓
Japanese Securities Risk
Large Investor Risk
Leverage Risk
Liquidity Risk			✓	✓	✓
Management Risk	✓	✓	✓	✓	✓
Market Risk
Master Limited Partnership Risk
Maturity Risk
Mortgage- and Asset-Backed Securities Risk				✓	✓
Municipal Securities Risk				✓	✓
New Fund Risk			✓		✓
Non-Diversification Risk
Non-Investment Grade Securities Risk		✓			✓
Portfolio Turnover Risk					✓
Prepayment/Extension Risk				✓	✓
Private Placement Risk	✓	✓	✓	✓	✓
Rating Agencies Risk				✓	✓
REIT and Real Estate Risk	✓	✓	✓
Smaller and Medium Capitalization Company Risk	✓	✓	✓
Tax Risk
To Be Announced (“TBA”) Transactions Risk					✓
U.S. Government Securities Risk			✓	✓	✓
Valuation Risk			✓		✓
Value Company Risk		✓	✓
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Principal Risks

	Brown Advisory Strategic Bond Fund	Brown Advisory Maryland Bond Fund	Brown Advisory Tax Exempt Bond Fund	Brown Advisory Mortgage Securities Fund	Brown Advisory – WMC Strategic European Equity Fund
ADRs and GDRs Risk					✓
Convertible Securities Risk					✓
Credit Risk	✓	✓	✓	✓	✓
Currency and Exchange Rate Risk					✓
Debt/Fixed Income Securities Risk	✓	✓	✓	✓
Derivatives Risk	✓	✓	✓	✓	✓
Environmental Policy Risk
Equity and General Market Risk					✓
ETF Risk	✓				✓
European Securities Risk					✓
Foreign Securities/Emerging Markets Risk	✓				✓
Growth Company Risk
Inflation-Indexed Securities Risk	✓
Interest Rate Risk	✓	✓	✓	✓
Japanese Securities Risk
Investments in Other Investment Companies Risk			✓	✓	✓
Large Investor Risk					✓
Leverage Risk
Liquidity Risk	✓	✓	✓	✓	✓
Management Risk	✓	✓	✓	✓	✓
Market Risk				✓
Master Limited Partnership Risk
Maturity Risk			✓
Mortgage- and Asset-Backed Securities Risk	✓			✓
Municipal Securities Risk	✓	✓	✓	✓
New Fund Risk
Non-Diversification Risk	✓	✓	✓
Non-Investment Grade Securities Risk	✓			✓
Portfolio Turnover Risk	✓		✓	✓
Prepayment/Extension Risk	✓			✓
Private Placement Risk	✓	✓	✓	✓
Rating Agencies Risk	✓			✓
REIT and Real Estate Risk					✓
Smaller and Medium Capitalization Company Risk					✓
Tax Risk		✓	✓
To Be Announced (“TBA”) Transactions Risk	✓			✓
U.S. Government Securities Risk	✓			✓
Valuation Risk	✓		✓	✓	✓
Value Company Risk
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Principal Risks

	Brown Advisory – WMC Japan Alpha Opportunities Fund	Brown Advisory − Somerset Emerging Markets Fund	Brown Advisory Emerging Markets Small- Cap Fund
ADRs and GDRs Risk	✓	✓	✓
Convertible Securities Risk	✓	✓	✓
Credit Risk		✓
Currency and Exchange Rate Risk	✓	✓	✓
Debt/Fixed Income Securities Risk
Derivatives Risk	✓	✓	✓
Environmental Policy Risk
Equity and General Market Risk	✓	✓	✓
ETF Risk	✓	✓	✓
European Securities Risk
Foreign Securities/Emerging Markets Risk	✓	✓	✓
Growth Company Risk			✓
Inflation-Indexed Securities Risk
Interest Rate Risk
Investments in Other Investment Companies Risk	✓	✓	✓
Japanese Securities Risk	✓
Large Investor Risk	✓
Leverage Risk
Liquidity Risk	✓	✓	✓
Management Risk	✓	✓	✓
Market Risk
Master Limited Partnership Risk
Maturity Risk
Mortgage- and Asset-Backed Securities Risk
Municipal Securities Risk
New Fund Risk
Non-Diversification Risk
Non-Investment Grade Securities Risk
Portfolio Turnover Risk	✓	✓	✓
Prepayment/Extension Risk
Private Placement Risk			✓
Rating Agencies Risk
REIT and Real Estate Risk	✓	✓	✓
Smaller and Medium Capitalization Company Risk	✓	✓	✓
Tax Risk
To Be Announced (“TBA”) Transactions Risk
U.S. Government Securities Risk
Valuation Risk	✓	✓	✓
Value Company Risk

Table of Contents - Prospectus

Principal Risks

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in a Fund.  An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  There is no assurance that a Fund will achieve its investment objective, and an investment in a Fund is not by itself a complete or balanced investment program.  The following provides additional information regarding the principal risks that could affect the value of your investment:

American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) Risk
ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.  GDRs can involve currency risk, since unlike ADRs, they may not be U.S. dollar-denominated.

Convertible Securities Risk
A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities generally have characteristics similar to both debt and equity securities.  Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers.  Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible proportionate securities.

Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.  A Fund’s investments in convertible securities may subject the Fund to the risks that prevailing interest rates, issuer credit quality and any call provisions may affect the value of the Fund’s convertible securities.  Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time.  Rights typically have a substantially shorter term than do warrants.  Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company.  Rights and warrants may lack a secondary market.

Credit Risk
If a Fund invests in fixed income securities, the value of your investment in the Fund may change in response to the credit ratings of that Fund’s portfolio securities.  The degree of risk for a particular security may be reflected in its credit rating.  Generally, investment risk and price volatility increase as a security’s credit rating declines.  The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.  A Fund cannot collect interest and principal payments on a fixed income security if the issuer defaults.  Investments in fixed income securities that are issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks involve credit risk as they are not backed by the full faith and credit of the U.S. Government.

Currency and Exchange Rate Risk
A Fund uses various strategies to attempt to minimize the impact of changes in the value of a currency against the U.S. dollar.  These strategies may not always be successful.  In order to minimize transaction costs, or for other reasons, the Fund’s exposure to a foreign currency may not be fully hedged at all times.  Currency exchange rates can be very volatile and can change quickly and unpredictably for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.  Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably in response to these events and investors may lose money as a result.
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Principal Risks

Debt/Fixed Income Securities Risk
The value of your investment in a Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund invests. Interest rates in the United States are at, or near, historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for a Fund to sell its holdings at a time when the Fund’s manager might wish to sell.  The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates.  The value of your investment in a Fund may change in response to the credit ratings of the Fund’s portfolio of debt securities.  The degree of risk for a particular security may be reflected in its credit rating.  Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a debt security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.  A Fund cannot collect interest and principal payments on a debt security if the issuer defaults.  Prepayment and extension risks may occur when interest rates decline and issuers of debt securities experience acceleration in prepayments.  The acceleration can shorten the maturity of the debt security and force the Fund to invest in securities with lower interest rates, reducing the Fund’s return.  Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of the debt security and causing the value of the security to decline.  Distressed debt securities (“junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities.  Distressed debt securities may also be less liquid than higher quality debt securities.

Derivatives Risk
Derivatives are financial instruments that have a value which depends upon, or derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies.  Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on a Fund’s performance.  The successful use of derivatives generally depends on the manager’s ability to predict market movements.

A Fund may use derivatives in various ways.  A Fund may use derivatives as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics.  A Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk.  A Fund may use derivatives for leverage.  A Fund may also use derivatives to manage cash.

Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, credit risk and general market risks.  A Fund’s use of derivatives may entail risks greater than, or possibly different from, such risks and other Principal Risks to which the Fund is exposed, as described below.  Certain of the different risks to which a Fund might be exposed due to its use of derivatives include the following:

Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains.

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Principal Risks

Correlation Risk is the risk that derivative instruments may be mispriced or improperly valued and that changes in the value of the derivatives may not correlate perfectly with the underlying asset or security.

Volatility Risk is the risk that, because a Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of the derivative instruments as they may increase or decrease in value more quickly than the underlying currency, security, interest rate or other economic variable.

Credit Derivatives Risk is the risk associated with the use of derivatives, which is a highly specialized activity that involves strategies and risks different from those with ordinary portfolio security transactions.  If the Adviser or Sub-Adviser is incorrect in its forecast of default risks, market spreads or other applicable factors, a Fund’s investment performance would diminish compared with what it would have been if these techniques were not used.  Moreover, even if the Adviser or Sub-Adviser is correct in its forecast, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged.  A Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction.

Segregation Risk is the risk associated with any requirement, which may be imposed on a Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives.  Such segregation will not limit a Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

Environmental Policy Risk
A Fund’s investment focus on environmental factors could cause it to make or avoid investments that could result in the Fund underperforming similar funds that do not have an environmental focus.

Equity and General Market Risk
A Fund’s investments in equity securities may subject the Fund to volatility and the following risks:

•	prices of stock may fall over short or extended periods of time;
•	cyclical movements of the equity market may cause the value of the Fund’s securities to fluctuate drastically from day to day; and
•	individual companies may report poor results or be negatively affected by industry and or economic trends and developments.

In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions.  The net asset value (“NAV”) of a Fund and investment return will fluctuate based upon changes in the value of its portfolio securities.  The market value of securities in which a Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  Other general market risks include:

•	the market may not recognize what the Adviser or Sub-Adviser believes to be the true value or growth potential of the stocks held by a Fund;
•	the earnings of the companies in which a Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline;
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Principal Risks

•
the smaller a company’s market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock.  The potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company;

•	the Adviser’s or Sub-Adviser’s judgment as to the growth potential or value of a stock may prove to be wrong; and
•	a decline in investor demand for the stocks held by a Fund also may adversely affect the value of the securities.

Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

ETF Risk
Investments in ETFs (which may, in turn, invest in equities, bonds, and other financial vehicles) may involve duplication of certain fees and expenses.  By investing in an ETF, a Fund becomes a shareholder of that ETF.  As a result, Fund shareholders indirectly bear their proportionate share of the ETF’s fees and expenses which are paid by the Fund as a shareholder of the ETF.  These fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.  If the ETF fails to achieve its investment objective, the Fund’s investment in the ETF may adversely affect the Fund’s performance.  Investing in an ETF subjects the Fund to these risks affecting the ETF, including the possibility that the value of the underlying securities held by the ETF could decrease. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their NAV and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Adviser or Sub-Adviser may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

European Securities Risk
Because a significant portion of the assets of the WMC Strategic European Equity Fund are invested in European securities, the WMC Strategic European Equity Fund’s performance is expected to be impacted by the political, social and economic environment within Europe.  Europe includes a range of countries. Generally, unemployment in Europe has historically been higher than in the United States, and the region is currently facing economic uncertainty and slow economic growth or recession due to concerns about economic downturns in, or rising government debt levels of, several European countries.  Such adverse events can negatively affect the exchange rate of the euro which, in turn, affects not only countries that use the euro but countries that do not use it as well.  Government responses to the financial problems within European countries, which could include austerity measures, may result in greater economic uncertainty and thus limit future growth and economic recovery.  In addition, most of the developed countries in Western Europe are members of the European Union (“EU”), and in many cases, members of the European Economic and Monetary Union (“EMU”).  These European countries can be significantly affected by restrictions on inflation rates, interest rates, deficits, debt levels and fiscal and monetary controls with which EU members and candidates for EMU membership are required to comply.  In addition, the private and public sectors’ debt problems of a single EU country can pose economic risks to the rest of the EU members.

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Principal Risks

In a recent referendum, citizens of the United Kingdom voted to withdraw from the EU, which caused significant volatility in global financial markets. It is expected that the United Kingdom will withdraw from the EU (commonly referred to as “Brexit”) within two years after the United Kingdom formally notifies the European Council of its intention to withdraw.  However, there is significant uncertainty regarding the potential consequences and precise timeframe for Brexit. During this period of uncertainty, the United Kingdom and European economies and the broader global economy may experience increased volatility and illiquidity, and companies that conduct a significant amount of business in the United Kingdom or Europe may experience lower revenue and/or profit growth, all of which may adversely affect the value of a Fund’s investments. The Brexit also may cause additional member states to contemplate departing the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

Foreign Securities/Emerging Market Risk
If a Fund invests in foreign securities and ADRs/GDRs, an investment in that Fund may have the following additional risks:
•	foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets;
•
changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities;

•
fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund’s investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar;

•
foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation.  There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies;

•	foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems;
•	certain foreign brokerage commissions and custody fees may be higher than those in the United States;
•
dividends payable on the foreign securities contained in the Fund’s portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to a Fund’s shareholders; and

•	prices for stock or ADRs/GDRs, may fall over short or extended periods of time.

If a Fund invests in emerging markets, an investment in that Fund may have the following additional risks:
•	information about the companies in emerging markets is not always readily available;
•	stocks of companies traded in emerging markets may be less liquid and the prices of these stocks may be more volatile than the prices of the stocks in more established markets;
•	greater political and economic uncertainties exist in emerging markets than in developed foreign markets;
•
the securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries;

•	very high inflation rates may exist in emerging markets and could negatively impact a country’s economy and securities markets;
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Principal Risks

•	emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and thus, may adversely affect the operations of the Fund;
•	certain emerging markets impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar;
•
governments of some emerging markets exercise substantial influence over the private sector and may own or control many companies.  As such, governmental actions could have a significant effect on economic conditions in emerging markets, which, in turn, could affect the value of the Fund’s investments; and

•	emerging markets may be subject to less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.

ADR and GDR investments may subject a Fund to the same risks as direct investments in foreign companies.

For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries.  The less developed the country, the greater affect these risks may have on your investment in a Fund, and as a result, an investment in that Fund may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Growth Company Risk
An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty.  Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Inflation-Indexed Securities Risk
The value of inflation-indexed securities such as TIPS generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS.  Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond.  However, if the Fund purchases TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation.  If inflation is lower than expected during the period the Fund holds TIPS, the Fund may earn less on the security than on a conventional bond.

Interest Rate Risk
If a Fund invests in fixed income securities, the value of your investment in that Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the securities in which a Fund invests.  The longer the duration of a fixed income security, the more its value typically falls in response to an increase in interest rates. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and a Fund’s investments.

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Principal Risks

Investments in Other Investment Companies Risk
Investments in other investment companies, including money market funds, may involve duplication of certain fees and expenses. By investing in other investment companies, a Fund becomes a shareholder of that company. As a result, Fund shareholders indirectly bear their proportionate share of the other investment company’s fees and expenses which are paid by the Fund as a shareholder of the other investment company. These fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. If the other investment company fails to achieve its investment objective, the Fund’s investment in the other investment company may adversely affect the Fund’s performance.

Japanese Securities Risk
The Japanese economy has in the past been negatively affected at times by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade, and natural disasters.  Some of these factors, as well as other adverse political developments, increases in government debt, and changes to fiscal, monetary, or trade policies, may negatively affect the Japanese markets and thus harm the Fund’s performance.

Large Investor Risk
Ownership of shares of the Fund may be concentrated in one or more large investors. These investors may redeem shares in substantial quantities or on a frequent basis, which may negatively impact the Fund’s performance, may increase realized capital gains, may accelerate the realization of taxable income to other shareholders and may potentially limit the use of available capital loss carryforwards or certain other losses to offset any future realized capital gains. Large investor redemption activity also may increase the Fund’s brokerage and other expenses.

Leverage Risk
Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which a Fund’s investment portfolio may be subject.

Liquidity Risk
Certain fixed income securities held by a Fund may be difficult (or impossible) to sell at the time and at the price the Adviser or Sub-Adviser would like.  As a result, a Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that a Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Management Risk
Each Fund is actively managed and its performance may reflect the Adviser’s or Sub-Adviser’s ability to make decisions which are suited to achieving a Fund’s investment objectives.  Due to its active management, a Fund could under perform other mutual funds with similar investment objectives.

Market Risk
The portfolio securities held by the Fund are susceptible to general market fluctuations and to volatile increases and decreases in value.  The securities markets may experience declines and the portfolio holdings in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

Maryland Bonds and Municipal Securities Risk
Maryland Bonds
If a Fund invests in Maryland fixed income securities, economic or political factors in Maryland may adversely affect issuers of the Maryland municipal securities in which that Fund invests.  Adverse economic or political factors will affect a Fund’s NAV more than if that Fund invested in more geographically diverse investments.  As a result, the value of a Fund’s assets may fluctuate more widely than the value of shares of a fund investing in securities relating to a number of different states.

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Principal Risks

In addition to the state’s general obligations, a Fund will invest a significant portion of its assets in bonds that are rated according to the issuer’s individual creditworthiness, such as bonds of local governments and public authorities.  While local governments in Maryland depend principally on their own revenue sources, they could experience budget shortfalls due to cutbacks in state aid.  Certain Fund holdings may not rely on any government for money to service their debt.  Bonds issued by governmental authorities may depend wholly on revenues generated by the project they financed or on other dedicated revenue streams.  The credit quality of these “revenue” bonds may vary from that of the state’s general obligations.

The following is a summary of the NRSRO ratings for Maryland municipal securities.  Maryland general obligation bonds were rated Aaa by Moody’s Investors Service, confirmed as of October 19, 2016, and AAA by Standard & Poor’s, confirmed as of October 19, 2016.  There can be no assurance that Maryland general obligation bonds or the securities of any Maryland political subdivision, authority or corporation owned by a Fund will be rated in any category or will not be downgraded by an NRSRO.

Other Municipal Securities
Changes in economic, business or political conditions relating to a particular state, or states, or type of projects may have a disproportionate impact on a Fund.  Municipalities continue to experience difficulties in the current economic and political environment.  National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.  Municipal obligations that a Fund may acquire include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities.  If the funds are not appropriated for the following year’s lease payments, then the lease may terminate, with the possibility of default on the lease obligation and significant loss to a Fund. The repayment of principal and interest on some of the municipal securities in which a Fund may invest may be guaranteed or insured by a monoline insurance company or other financial institution.  If a company insuring municipal securities in which a Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.  The credit and quality of private activity bonds are usually related to the credit of the corporate user of the facilities and therefore such bonds are subject to the risks of the corporate user.  A Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states or regions.

Master Limited Partnership Risk
A Fund’s investments in MLPs entail risks, including fluctuations in energy prices, decreases in the supply of or demand for energy commodities, decreases in demand for MLPs in rising interest rate environments, unique tax consequences, such as treatment as a qualifying security investment by the Fund only to a limited extent, due to the partnership structure, and potentially limited liquidity in thinly traded issues.

Mortgage– and Asset-Backed Securities Risk
Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. These securities are subject to prepayment risk as well as the risks associated with investing in debt securities in general.  If interest rates fall and the loans underlying these securities are prepaid faster than expected, the Fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the Fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential reinvestment in higher yielding securities

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Principal Risks

New Fund Risk
There can be no assurance that a newly organized Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  Liquidation can be initiated without shareholder approval by the Board if it determines it is in the best interest of shareholders.  As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversification Risk
If a Fund is “non-diversified,” then its investments are not required to meet certain diversification requirements under Federal law. A “non-diversified” Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than other funds. As a result, a decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Non-Investment Grade Securities Risk
Securities rated below investment grade, i.e., Ba or BB and lower (“junk bonds”), are subject to greater risks of loss of your money than higher rated securities.  Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

Portfolio Turnover Risk
Frequent trading increases a Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions, dealer mark-ups and taxes.  Increased transaction costs could detract from the Fund’s performance. Higher portfolio turnover also may result in higher taxes when Fund shares are held in a taxable account.

Prepayment/Extension Risk
If a Fund invests in fixed income securities, the Fund may be forced to invest in securities with lower yields and thus reducing its income if issuers prepay certain fixed income securities.  A Fund may be exposed to greater prepayment risk because a Fund invests in mortgage-backed and asset-backed securities.  Issuers may decrease prepayments of principal when interest rates increase, extending the average life and duration of a fixed income security and causing the value of the security to decline.  There is a greater risk that a Fund will lose money due to extension risk because a Fund invests in mortgage-backed and asset-backed securities.

Private Placement Risk
A Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the 1933 Act.  Privately issued securities are restricted securities that are not publicly traded.  Accordingly, the liquidity of the market for specific privately issued securities may vary.  Delay or difficulty in selling such securities may result in a loss to the Fund.  Privately issued securities that are determined by the Adviser or Sub-Adviser to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid securities.

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Principal Risks

Rating Agencies Risk
Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant.  A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.  The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates.  In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

REIT and Real Estate Risk
A Fund’s investments in REITs may subject the Fund to the following additional risks:
•	declines in the value of real estate;
•	changes in interest rates;
•	lack of available mortgage funds or other limits on obtaining capital;
•	overbuilding;
•	extended vacancies of properties;
•	increases in property taxes and operating expenses;
•	changes in zoning laws and regulations;
•	casualty or condemnation losses; and
•	tax consequences of the failure of a REIT to comply with tax law requirements.

A Fund will bear a proportionate share of the REIT’s on-going operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.

Smaller and Medium Capitalization Company Risk
If a Fund invests in smaller and medium capitalization companies, an investment in the Fund may have the following additional risks:
•	analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available;
•
securities of many smaller companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies;

•	changes in the value of smaller and medium capitalization company stocks may not mirror the fluctuation of the general market; and
•	more limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks.

For these and other reasons, the prices of smaller and medium capitalization securities can fluctuate more significantly than the securities of larger companies.  The smaller the company, the greater effect these risks may have on that company’s operations and performance.  Further, stocks of smaller-and medium capitalization companies could be more difficult during market downturns compared to larger, more widely traded companies, As a result, an investment in a Fund may exhibit a higher degree of volatility than the general domestic securities market.
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Principal Risks

Tax Risk
Municipal securities may decrease in value during times when tax rates are falling.  The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

To Be Announced (“TBA”) Transactions Risk
A Fund may enter into TBA transactions to purchase mortgage-related securities for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date or if the counterparty does not deliver the securities as promised.

U.S. Government Securities Risk
Although a Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.  Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.

While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

Valuation Risk
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Value Company Risk
Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.  The determination that a stock is undervalued is subjective; the market may not agree, and a stock’s price may not rise to what the investment manager believes is its full value.  If the market does not consider the stock to be undervalued then the value of a Fund’s shares may decline, even if stock prices generally are rising.
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Management

Each Fund is a series of Brown Advisory Funds (the “Trust”).  The business of the Trust and each Fund is managed under the oversight of the Board of Trustees (the “Board”).  The Board meets periodically to review each Fund’s performance, monitor investment activities and practices, and discuss other matters affecting each Fund.  Additional information regarding the Board, as well as the Trust’s executive officers, may be found in the Funds’ Statement of Additional Information (“SAI”).

The Adviser

Brown Advisory LLC.  Each Fund’s Adviser is Brown Advisory LLC, 901 South Bond Street, Suite 400, Baltimore, Maryland 21231.  The Adviser does business under the name of Brown Advisory.  The Adviser is a wholly-owned subsidiary of Brown Advisory Management, LLC, a Maryland limited liability company.  Brown Advisory Management, LLC is controlled by Brown Advisory Incorporated, a holding company incorporated under the laws of Maryland in 1998.  The Adviser and its affiliates (“Brown Advisory”) have provided investment advisory and management services to clients for over 10 years. As of September 30, 2016, Brown had approximately $55 billion in assets under management and advisement, including both discretionary and non-discretionary accounts.

The Adviser receives an advisory fee from each Fund at an annual rate of each Fund’s average daily net assets as indicated below the “Contractual Advisory Fee”.  For the fiscal year ended June 30, 2016, the Adviser received, after applicable fee waivers, an advisory fee at an annual rate of each Fund’s average daily net assets as indicated below the “Net Advisory Fee Received”.  The currently effective annual advisory fee for each of the Funds is as follows:

	Contractual Advisory Fee as of the fiscal year ended 6/30/16	Net Advisory Fee Received for fiscal year ended 6/30/16
Brown Advisory Growth Equity Fund	0.60%	0.60%
Brown Advisory Flexible Equity Fund	0.60%	0.60%
Brown Advisory Equity Income Fund	0.60%	0.60%
Brown Advisory Sustainable Growth Fund	0.60%	0.60%
Brown Advisory Small-Cap Growth Fund	0.85%	0.85%
Brown Advisory Small-Cap Fundamental Value Fund	0.85%	0.85%
Brown Advisory Global Leaders Fund	0.65%	0.65%
Brown Advisory Intermediate Income Fund	0.30%	0.30%
Brown Advisory Total Return Fund	0.30%	0.30%
Brown Advisory Strategic Bond Fund	0.40%	0.37%
Brown Advisory Maryland Bond Fund	0.30%	0.30%
Brown Advisory Tax Exempt Bond Fund	0.30%	0.30%
Brown Advisory Mortgage Securities Fund	0.30%	0.30%
Brown Advisory – WMC Strategic European Equity Fund	0.90%	0.90%
Brown Advisory – WMC Japan Alpha Opportunities Fund	1.00%	1.00%
Brown Advisory – Somerset Emerging Markets Fund	0.90%	0.90%
Brown Advisory Emerging Markets Small-Cap Fund	1.25%	1.25%

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Management – The Sub-Advisers

A discussion summarizing the basis on which the Board approved the Investment Advisory Agreement between the Adviser and the Trust on behalf of each of the Funds, including the basis on which the Board approved the Investment Sub-Advisory Agreements between the Adviser and (i) Brown Advisory Limited (on behalf of the Brown Advisory Global Leaders Fund), (ii) Wellington Management Company LLP (on behalf of the Brown Advisory – WMC Strategic European Equity Fund and the Brown Advisory – WMC Japan Alpha Opportunities Fund), (iii) Somerset Capital Management LLP (on behalf of the Brown Advisory – Somerset Emerging Markets Fund), and (iv) Macquarie Funds Management Hong Kong Limited (on behalf of the Brown Advisory Emerging Markets Small-Cap Fund), will be presented in the Funds’ Semi-Annual Report to Shareholders dated December 31, 2016.

Subject to the general oversight of the Board, the Adviser is directly responsible for making the investment decisions for the Funds, other than the Brown Advisory Global Leaders Fund, the Brown Advisory − WMC Strategic European Equity Fund, the Brown Advisory – WMC Japan Alpha Opportunities Fund, the Brown Advisory – Somerset Emerging Markets Fund and the Brown Advisory Emerging Markets Small-Cap Fund.

The Adviser also provides certain business management services to each Fund pursuant to a separate Business Management Agreement.  Pursuant to the Business Management Agreement, the Adviser supervises all aspects of the management and operations of the Funds, which includes monitoring the Funds’ relationships with third-party service providers to the Funds and other related business management services.  For these services, each Fund pays the Adviser a fee of 0.05% of its average daily net assets.

The Trust and Adviser have applied to the Securities and Exchange Commission (“SEC”) for an exemptive order (the “Exemptive Order”) that would permit the Brown Advisory Funds and the Adviser, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire sub-advisers for the Brown Advisory Funds, change the terms of particular agreements with sub-advisers or continue the employment of existing sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement (“Manager of Managers Arrangement”).  Within 90 days of retaining a new sub-adviser, shareholders of any affected Fund will receive written notification of the change.  However, as of the date of this Prospectus, the Trust and Adviser have not yet received the Exemptive Order.

The Sub-Advisers

Brown Advisory Limited. The Brown Advisory Global Leaders Fund’s sub-adviser is Brown Advisory Limited, 6-10 Bruton Street, Third Floor, London, W1J6PX, United Kingdom.  Brown Advisory Limited is an affiliate of the Adviser based in London. As of September 30, 2016, Brown Advisory Limited managed approximately $185 million in assets.

Subject to the general oversight of the Board and the Adviser, Brown Advisory Limited is directly responsible for making the investment decisions for the Brown Advisory Global Leaders Fund.

Wellington Management Company LLP.  The sub-adviser for the Brown Advisory – WMC Strategic European Equity Fund and the Brown Advisory – WMC Japan Alpha Opportunities Fund is Wellington
Management Company LLP (“Wellington Management”), a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years.  Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of September 30, 2016, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $998 billion in assets.
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Management – Fund Expenses

Subject to the general oversight of the Board and the Adviser, Wellington Management is directly responsible for making the investment decisions for the Brown Advisory − WMC Strategic European Equity Fund and the Brown Advisory – WMC Japan Alpha Opportunities Fund.

Somerset Capital Management LLP. The Brown Advisory – Somerset Emerging Markets Fund’s sub-adviser is Somerset Capital Management LLP (“Somerset”), 146 Buckingham Palace Road, London, SW1W 9TR, United Kingdom.  Somerset was founded in April 2007 by a team who had worked together at another investment advisory firm for many years.  Based in London, Somerset managed approximately $7.7 billion in assets as of September 30, 2016.

Subject to the general oversight of the Board and the Adviser, Somerset is directly responsible for making the investment decisions for the Brown Advisory – Somerset Emerging Markets Fund.

Macquarie Funds Management Hong Kong Limited. The sub-adviser for the Brown Advisory Emerging Markets Small-Cap Fund is Macquarie Funds Management Hong Kong Limited (“MFMHKL”), One International Finance Centre, 1 Harbour View Street, Central, Hong Kong.  MFMHKL is a wholly-owned subsidiary of Macquarie Group Limited, a global financial services provider. As of March 31, 2016, Macquarie Group Limited managed approximately $367 billion in assets.

Subject to the general oversight of the Board and the Adviser, MFMHKL is directly responsible for making the investment decisions for the Brown Advisory Emerging Markets Small-Cap Fund.

Portfolio Managers

Brown Advisory Growth Equity Fund. An investment team managed the Fund’s portfolio from its inception in 1999 through March 2008.  Mr. Kenneth M. Stuzin led the team during that period; this was a time when the team managed the Fund in a tax sensitive manner.  Since 2008, Mr. Stuzin has managed the Fund according to the institutional strategy and retained sole decision-making authority over the day-to-day management of the Fund’s assets:

Kenneth M. Stuzin, CFA, has been the Portfolio Manager for the Fund since 1999 and retains decision-making authority over the day-to-day management of the Fund’s assets.  Prior to joining Brown in 1996, Mr. Stuzin was a Vice President and Portfolio Manager at J.P. Morgan Investment Management in Los Angeles, where he was a U.S. Large-Cap Portfolio Manager.  Prior to that, he was a quantitative portfolio strategist in New York, advising clients on capital markets issues and strategic asset allocation decisions.  Mr. Stuzin received his B.A. and M.B.A. from Columbia University in 1986 and 1993, respectively.

Brown Advisory Flexible Equity Fund.  Mr. Hutchings Vernon is responsible for the day-to-day management of the Fund’s portfolio.

R. Hutchings Vernon, CFA, has been the portfolio manager of the Fund since 2008.  Mr. Vernon was a portfolio manager and research analyst with Alex.  Brown Investment Management, the Fund’s previous investment adviser, for over 15 years and is continuing in the same capacity as a partner at Brown following the combination of the two firms in July 2008.  Mr. Vernon is also responsible for managing separate accounts managed by the Adviser.  He received a B.A. from the University of Virginia in 1982.
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Management – Fund Expenses

Another senior member of the Fund’s team includes:

Nina K. Yudell   Ms. Yudell was a portfolio manager and research analyst with Alex.  Brown Investment Management for over 16 years and is continuing in the same capacity as a partner at Brown following the combination of the two firms in July 2008.  Ms. Yudell is also responsible for managing separate accounts managed by the Adviser.  Ms. Yudell has been a contributing research analyst since the Fund’s inception.  She received a B.S. from the University of Baltimore in 1981, an M.B.A. from the University of Baltimore in 1982, and an M.S.B. from Johns Hopkins University in 2003.

Brown Advisory Equity Income Fund.  Mr. Brian E. Graney is responsible for the day-to-day management of the Fund’s portfolio.

Brian E. Graney, CFA, has 14 years of investment management experience.  Prior to joining Brown, Mr. Graney was a portfolio manager and analyst with Alex.  Brown Investment Management for over 5 years and is a partner at Brown following the combination of the two firms in July 2008. Mr. Graney received a B.A. from George Washington University in 1996.

Brown Advisory Sustainable Growth Fund.  An investment team manages the Fund’s portfolio.  Ms. Karina Funk and Mr. David Powell are the Fund’s portfolio managers and retain equal decision-making authority in the day-to-day management of the Fund’s assets.

Ms. Karina Funk, CFA, has been a portfolio manager of the Fund since its inception in 2012. She joined Brown’s equity research team in 2009, with a focus on companies in the clean technology sector. Prior to joining Brown, Ms. Funk was a senior research analyst at Winslow Management Company from 2007 prior to Winslow joining Brown in 2009.  Ms. Funk earned a B.S. in Chemical Engineering from Purdue University, an M.S. in Civil & Environmental Engineering and an M.S. in Technology & Policy from the Massachusetts Institute of Technology, and a Post-Graduate Diploma from Ếcole Polytechnique in France.

Mr. David Powell, CFA, has been a portfolio manager of the Fund since inception in 2012. He joined Brown’s equity research team in 1999, with a focus on companies in the energy and industrials sectors. Mr. Powell earned a B.A. from Bowdoin College.

Brown Advisory Small-Cap Growth Fund.  Mr. Christopher A. Berrier is responsible for the day-to-day management of the Fund’s portfolio.

Christopher A. Berrier has been a portfolio manager of the Fund since 2006.  Prior to joining Brown in 2005, Mr. Berrier was a Senior Equity Analyst at T. Rowe Price for five years, covering multiple sectors with a primary focus on small- and mid-capitalization growth companies across several mutual funds.  He received a B.A. in economics from Princeton University in 2000.

Brown Advisory Small-Cap Fundamental Value Fund. Mr. David Schuster is responsible for day-to-day management of the Fund’s portfolio.

J. David Schuster has been the Portfolio Manager for the Brown Advisory Small-Cap Fundamental Value Fund since 2008 and retains decision-making authority over the day-to-day management of the Fund’s assets.  He has been an Equity Research Analyst at Brown researching investment opportunities in the financial services sector since May 2008.  Prior to joining Brown in May 2008, he worked as a Managing Director covering the financial services industry at Citigroup from September 2006 to April 2008.  Prior to joining Citigroup, Mr. Schuster worked as a Managing Director in the financial institutions group at Lazard Freres & Co. since 1998.  Mr. Schuster graduated with a BSBA in Accounting from Georgetown University in 1992.
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Management – Fund Expenses

Another senior member of the Fund’s team includes:

Michael Poggi, CFA, has been an Equity Research Analyst working as a generalist for Brown since 2003 and is a contributing analyst for the Fund. Mr. Poggi received his B.S. and B.A. from the University of Richmond in 2003.

Brown Advisory Global Leaders Fund. Mr. Michael Dillon, CFA, and Bertie Thomson, CFA, are responsible for the day-to-day management of the Fund’s portfolio.

Michael Dillon, CFA, has been the lead portfolio manager of the Fund since its inception in 2015. Mr. Dillon, CFA, is a portfolio manager with Brown Advisory Limited. He formerly worked at HSBC Global Asset Management in Hong Kong where he was the Co-Head of Asian Equities. Mr. Dillon, a Chartered Financial Analyst (CFA), is originally from Australia and graduated from the University of Melbourne where he was awarded three Bachelor degrees in six years.

Bertie Thomson, CFA, has been a portfolio manager of the Fund since May 2016. Since 2015, Mr. Thomson has served as an Equity Research Analyst at Brown Advisory LLC and its affiliates researching investment opportunities in the industrial and consumer sectors. Prior to joining Brown Advisory, he worked at Aberdeen Asset Management as a member of its European equity team based in London. Most recently, he was a senior investment manager on Aberdeen’s Pan European equity team. Mr. Thomson received his MA in Architectural History from Edinburgh University.

Brown Advisory Intermediate Income Fund.  Mr. Paul D. Corbin and Mr. Thomas D.D. Graff are jointly responsible for day-to-day management of the Fund’s portfolio.

Paul D. Corbin has been a member of Brown’s senior management since 1998. He is responsible for the day-to-day management of the Brown Advisory Intermediate Income Fund and retains final decision making authority for the Fund.  Since 1991, he has been responsible for fixed income trading with a focus in taxable bonds. Mr. Corbin has over 34 years of investment experience, managing both taxable and non-taxable portfolios and trading with a concentration in taxable bonds. He has been with Brown and its predecessors since 1991. Prior to joining Brown, he served as the Senior Vice President in charge of Fixed Income Portfolio Management at First Maryland Asset Management. Mr. Corbin received a B.A. from the University of Virginia in 1974 and a M.B.A. from George Washington University in 1981.

Thomas D.D. Graff, CFA, is a member of the Fixed Income Team at Brown.  He primarily concentrates on the management, trading and analysis of taxable bonds.  Prior to joining Brown in 2010, Mr. Graff was a Managing Director at Cavanaugh Capital Management where he worked since 1999.  In that role, he served as an assistant portfolio manager and was responsible for research, trading of taxable securities, and portfolio analytics.  Mr. Graff obtained the Chartered Financial Analyst designation in 2002.  Mr. Graff is also a freelance writer for TheStreet.com, offering weekly insight into fixed income markets.  Mr. Graff received a B.A. from Loyola University Maryland in 1999.
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Another senior member of the Fund’s team includes:

Jason Vlosich has been a member of Brown’s fixed income investment team and contributing analyst for the fund since 2008.  Mr. Vlosich focuses on the analysis, management and trading of taxable bonds.  Prior to joining Brown, Mr. Vlosich was a taxable bond trader at Ferris, Baker Watts Inc. and Deutsche Bank Alex. Brown.  Mr. Vlosich earned his B.S. from the University of Baltimore and M.B.A. from Loyola University Maryland.

Brown Advisory Total Return Fund.  Mr. Thomas D.D Graff is responsible for day-to-day management of the Fund’s portfolio.

Thomas D.D. Graff, CFA, is a member of the Fixed Income Team at Brown.  He primarily concentrates on the management, trading and analysis of taxable bonds.  Prior to joining Brown in 2010, Mr. Graff was a Managing Director at Cavanaugh Capital Management where he worked since 1999.  In that role, he served as an assistant portfolio manager and was responsible for research, trading of taxable securities, and portfolio analytics.  Mr. Graff obtained the Chartered Financial Analyst designation in 2002.  Mr. Graff is also a freelance writer for TheStreet.com, offering weekly insight into fixed income markets.  Mr. Graff received a B.A. from Loyola University Maryland in 1999.

Brown Advisory Strategic Bond Fund.  Mr. Thomas D.D. Graff and Mr. Robert Snyder are jointly responsible for day-to-day management of the Fund’s portfolio.

Thomas D.D. Graff, CFA, is a member of the Fixed Income team at Brown.  He primarily concentrates on the management, trading and analysis of taxable bonds.  Prior to joining Brown in 2010, Mr. Graff was a Managing Director at Cavanaugh Capital Management where he worked since 1999.  In that role, he served as an assistant portfolio manager and was responsible for research, trading of taxable securities, and portfolio analytics.  Mr. Graff obtained the Chartered Financial Analyst designation in 2002.  Mr. Graff is also a freelance writer for TheStreet.com, offering weekly insight into fixed income markets. Mr. Graff received a B.A. from Loyola University Maryland in 1999.

Robert H. Snyder is a Portfolio Manager at Brown Advisory and a member of the Fixed Income Investment Team.  Prior to joining the firm in 2014, he was Principal and member of the risk allocation and credit committees at Kingsland Capital, where his primary focus was portfolio construction and management of high yield assets.  Mr. Snyder’s experience includes both high yield par and distressed credit analysis across multiple industry sectors and security-types.  Mr. Snyder graduated from Cornell University in 1997 with a B.A. in Economics.

Another senior member of the Fund’s team includes:

Paul D. Corbin has been a member of Brown’s senior management since 1998. Since 1991, he has been responsible for fixed income trading with a focus in taxable bonds. Mr. Corbin has over 34 years of investment experience, managing both taxable and non-taxable portfolios and trading with a concentration in taxable bonds. He has been with Brown and its predecessors since 1991. Prior to joining Brown, he served as the Senior Vice President in charge of Fixed Income Portfolio Management at First Maryland Asset Management. Mr. Corbin received a B.A. from the University of Virginia in 1974 and a M.B.A. from George Washington University in 1981.
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Management – Fund Expenses

Brown Advisory Maryland Bond Fund.  Stephen Shutz is the portfolio manager for the Fund and is responsible for day-to-day management of the Fund’s portfolio.

Stephen M. Shutz, CFA, has been the portfolio manager of the Fund since 2014.  Mr. Shutz joined the Fixed Income Investment Team at Brown in 2010 and primarily concentrates on the management, trading and analysis of tax-exempt bonds.  Prior to joining Brown, Mr. Shutz was a Vice President and Assistant Portfolio Manager at Cavanaugh Capital Management (CCM) responsible for the trading of tax-exempt securities and portfolio analytics. Before joining CCM in 2003, he was a portfolio and research analyst at Merrill Lynch from 1998-2003.  Mr. Shutz began his investment career at Legg Mason in 1996. Mr. Shutz is a Chartered Financial Analyst. Mr. Shutz earned a B.S. from Frostburg State University.

Brown Advisory Tax Exempt Bond Fund.  Stephen Shutz is the portfolio manager for the Fund and is responsible for day-to-day management of the Fund’s portfolio.

Stephen M. Shutz, CFA, has been the co- portfolio manager of the Fund since its inception in 2012.  Mr. Shutz joined the Fixed Income Investment Team at Brown in 2010 and primarily concentrates on the management, trading and analysis of tax-exempt bonds.  Prior to joining Brown, Mr. Shutz was a Vice President and Assistant Portfolio Manager at Cavanaugh Capital Management (CCM) responsible for the trading of tax-exempt securities and portfolio analytics. Before joining CCM in 2003, he was a portfolio and research analyst at Merrill Lynch from 1998-2003.  Mr. Shutz began his investment career at Legg Mason in 1996. Mr. Shutz is a Chartered Financial Analyst. Mr. Shutz earned a B.S. from Frostburg State University.

Brown Advisory Mortgage Securities Fund.  Thomas D.D. Graff is responsible for the day-to-day management of the Fund’s portfolio.

Thomas D.D. Graff, CFA, is a member of the Fixed Income team at Brown and he primarily concentrates on the management, trading and analysis of taxable bonds.  Prior to joining Brown in 2010, Mr. Graff was a Managing Director at Cavanaugh Capital Management where he worked since 1999.  In that role, he served as an assistant portfolio manager and was responsible for research, trading of taxable securities, and portfolio analytics.  Mr. Graff obtained the Chartered Financial Analyst designation in 2002. Mr. Graff is also a freelance writer for TheStreet.com, offering weekly insight into fixed income markets.  Mr. Graff received a B.A. from Loyola University Maryland in 1999.

Another senior member of the Fund’s team includes:

Paul D. Corbin has been a member of Brown’s senior management since 1998. Since 1991, he has been responsible for fixed income trading with a focus in taxable bonds.  Mr. Corbin has over 34 years of investment experience, managing both taxable and non-taxable portfolios and trading with a concentration in taxable bonds.  He has been with Brown and its predecessors since 1991.  Prior to joining Brown, he served as the Senior Vice President in charge of Fixed Income Portfolio Management at First Maryland Asset Management.  Mr. Corbin received a B.A. from the University of Virginia in 1974 and a M.B.A. from George Washington University in 1981.

Brown Advisory − WMC Strategic European Equity Fund.  Wellington Management manages the Fund’s portfolio.  Mr. C. Dirk Enderlein is the portfolio manager for the Fund and is responsible for day-to-day management of the Fund’s portfolio.
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Management – Fund Expenses

C. Dirk Enderlein, CFA, is a Senior Managing Director and Equity Portfolio Manager affiliated with Wellington Management located outside of the U.S., and has served as Portfolio Manager of the Fund since 2013.  Mr. Enderlein joined Wellington Management as an investment professional in 2010.  Prior to joining the firm, Mr. Enderlein was a portfolio manager at RCM – Allianz Global Investors in Frankfurt, Germany (1999-2010).

Brown Advisory – WMC Japan Alpha Opportunities Fund.  Wellington Management manages the Fund’s portfolio.  Mr. Kent M. Stahl and Mr. Gregg R. Thomas are the portfolio managers for the Fund and are responsible for day-to-day management of the Fund’s portfolio.

Kent M. Stahl, CFA, is a Senior Managing Director and Director of Investment Strategy and Risk of Wellington Management, and he has served as Portfolio Manager of the Fund since its inception in 2014.  Mr. Stahl joined Wellington Management as an investment professional in 1998.

Gregg R. Thomas, CFA, is a Senior Managing Director and Associate Director of Investment Strategy and Risk of Wellington Management, and he has served as Portfolio Manager of the Fund since its inception in 2014.  Mr. Thomas joined Wellington Management as an investment professional in 2002.

Brown Advisory − Somerset Emerging Markets Fund.  Somerset’s investment team manages the Fund’s portfolio.  Mr. Edward Lam is the lead portfolio manager and has ultimate decision-making authority in the day-to-day management of the Fund’s assets, and is supported by portfolio manager, Mr. Edward Robertson.

Edward Lam is a graduate of Downing College, Cambridge University.  Mr. Lam joined Somerset in 2007, and in 2008 was appointed as its Head of Research, having worked extensively on its in-house model which was developed to standardize its investment process.  Prior to joining Somerset, Mr. Lam worked at Lloyd George Management (“LGM”) in London where he focused on Asian equities research.

Edward Robertson is a founding partner of Somerset and lead portfolio manager of the firm’s flagship global emerging markets equity investment vehicle.  Mr. Robertson is co-manager of Somerset’s emerging markets dividend growth strategy and is consulted on all portfolio decisions.  Mr. Robertson graduated in 1989 from the University of East Anglia and worked in Hong Kong and London before joining LGM in 1999.  Mr. Robertson built the global emerging markets product at LGM and managed a non-U.S. registered investment vehicle. Mr. Robertson is lead portfolio manager for Somerset’s global emerging markets strategy and co-manager of its global emerging markets small cap, small-mid cap, and dividend growth strategies.

Brown Advisory Emerging Markets Small-Cap Fund.   MFMHKL manages the Fund’s portfolio.  Mr. John Bugg and Mr. Sam Le Cornu serve as the portfolio managers for the Fund and are responsible for day-to-day management of the Fund’s portfolio.

John Bugg, CFA, is Co-Head, Executive Director and Head of Research of the Asian Listed Equities team.  As Head of Research, Mr. Bugg’s role includes supervision and development of the research process and methodology.  He is also a Senior Portfolio Manager for the Asia New Stars Strategy, a role he assumed in May 2008.  While his expertise is in the Materials, Energy, Infrastructure, and Utilities sectors, he conducts research and analysis within India, the Philippines, and Malaysia.
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Management – Fund Expenses

Mr. Bugg has 21 years of industry experience. He re-joined Macquarie in April 2005 as a Portfolio Manager for the Australian Small Companies Strategy. Between 2003 and 2005, Mr. Bugg was at RCM Global Investors, where he worked as a Senior Research Analyst covering the Media, Telecommunications, Tourism and Leisure, Infrastructure, and Utilities sectors in Australian equities.  Mr. Bugg joined Macquarie in 1996 as a Resources Analyst. In 1999, he was promoted to Senior Industrial Analyst and Portfolio Manager.  Prior to this, Bugg was with BHP as a mining engineer for two years and with the New South Wales Department of Energy as a policy analyst for one year.

Mr. Bugg holds a Bachelor of Engineering (Mining) degree, an MBA, and a Graduate Diploma in Applied Finance and Investments.  Mr. Bugg is also a Responsible Officer and Director of Macquarie Funds Management Hong Kong Limited.

Sam Le Cornu is Co-Head, Executive Director and Head of Investments of the Asian Listed Equities team.  As Head of Investments, Mr. Le Cornu’s role includes overseeing the Investments as the portfolio gatekeeper, mentoring the Portfolio Managers, and reviewing portfolio risk management for all the Asian Listed Equities strategies.  He is also a Senior Portfolio Manager for the Asia New Stars Strategy.  Mr. Le Cornu is a specialist in all sectors in Korea, Hong Kong, China, Thailand, and Indonesia.

Mr. Le Cornu has more than 16 years of industry experience. Prior to joining Macquarie in February 2008, Mr. Le Cornu worked with Paradice Investments, one of Australia’s largest privately owned asset managers, from March 2005 to November 2007, where he held the position of Portfolio Manager for the Australian Small Cap Fund.  In that time, the Fund grew from AUD$700 million to AUD$2.5 billion.  Previously, he was a Portfolio Manager, Analyst, and Partner at MMC Asset Management from 2000 to 2005.

Mr. Le Cornu holds a Bachelor of International Business Degree, a Bachelor of Commerce Degree, and a Graduate Diploma in Applied Finance and Investments, and he is an affiliate with the Securities Institute of Australia.

The Funds’ SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager’s ownership of shares in the Fund that they manage.

Other Service Providers
U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) provides certain administration, fund accounting and transfer agency services to each Fund.

Quasar Distributors, LLC (the “Distributor”) serves as each Fund’s distributor and principal underwriter in connection with the offering of each Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem Fund shares.  The Distributor is an affiliate of the Transfer Agent.

U.S. Bank N.A. serves as custodian to the Funds.  The Transfer Agent, the Distributor and U.S. Bank N.A. are affiliates.
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Management – Fund Expenses

Fund Expenses
In addition to the advisory fees discussed above, each Fund incurs other expenses such as custodian, transfer agency, interest, Acquired Fund Fees and Expenses and other customary Fund expenses.  (Acquired Fund Fees and Expenses are indirect fees that the Fund incurs from investing in the shares of other investment companies.)  The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to the amounts shown below of each Class’s average daily net assets through October 31, 2017.

	Institutional Shares	Investor Shares	Advisor Shares
Brown Advisory Growth Equity Fund	1.00%	1.15%	1.35%
Brown Advisory Flexible Equity Fund	1.00%	1.15%	1.35%
Brown Advisory Equity Income Fund	1.00%	1.15%	1.35%
Brown Advisory Sustainable Growth Fund	1.00%	1.15%	1.35%
Brown Advisory Small-Cap Growth Fund	1.25%	1.40%	1.60%
Brown Advisory Small-Cap Fundamental Value Fund	1.25%	1.40%	1.60%
Brown Advisory Global Leaders Fund	0.70%	0.85%	1.10%
Brown Advisory Intermediate Income Fund	0.55%	0.60%	0.80%
Brown Advisory Total Return Fund	0.55%	0.60%	0.80%
Brown Advisory Strategic Bond Fund	0.65%	0.70%	0.95%
Brown Advisory Maryland Bond Fund	0.55%	0.60%	0.80%
Brown Advisory Tax Exempt Bond Fund	0.55%	0.60%	0.80%
Brown Advisory Mortgage Securities Fund	0.55%	0.60%	0.80%
Brown Advisory – WMC Strategic European Equity Fund	1.60%	1.75%	2.00%
Brown Advisory – WMC Japan Alpha Opportunities Fund	1.70%	1.85%	2.10%
Brown Advisory – Somerset Emerging Markets Fund	1.60%	1.75%	2.00%
Brown Advisory Emerging Markets Small-Cap Fund	1.95%	2.10%	2.35%

The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of a Fund, upon 60 days written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup any waived amount from a Fund pursuant to this agreement if such reimbursement does not cause a Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

In addition, in connection with the Brown Advisory Intermediate Income Fund’s investments in the Brown Advisory Mortgage Securities Fund, the Adviser has contractually agreed to waive all or any portion of the Brown Advisory Intermediate Income Fund’s advisory fee that would otherwise be paid by the Fund to the Adviser in an amount equal to the separate advisory fee indirectly paid by the Brown Advisory Intermediate Income Fund to the Brown Advisory Mortgage Securities Fund.  The contractual waiver may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser. The contractual waivers may not be terminated by the Adviser without the consent of the Board of Trustees.
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Choosing a Share Class

Class Comparison
Each Fund offers three classes of shares, Institutional Shares, Investor Shares and Advisor Shares (not all of the share classes of certain Funds are currently being offered for sale). Each class of shares is designed for specific investors.

The following is a summary of the differences between the three classes for each of the Funds:
Institutional Shares	Investor Shares	Advisor Shares
Eligible Shareholder
(i) Investors who meet the investment minimum for Institutional Shares;
(ii) Certain institutions  (financial institutions, corporations, trusts, endowments, foundations, government entities, estates and religious and charitable organizations investing on their own behalf);
(iii) Certain fund of funds;
(iv) Certain retirement plans whose sponsors and/or administrators have entered into arrangements with the Funds’ distributor;
(v) Certain investors investing through omnibus accounts held by financial intermediaries that charge transaction fees and have entered into arrangements with the Funds’ distributor to offer Institutional Shares;
(vi) Current and former trustees of the Funds;
(vii) Certain other investors that have been approved by the Funds; and
(viii) Retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.
Notwithstanding the above, the Funds reserve the right to broaden or limit the eligible shareholders.

(i) Investors who meet the investment minimum for Investor Shares;
(ii) Certain investors investing through omnibus accounts held by financial intermediaries that do not charge transaction fees and have entered into arrangements with the Funds’ distributor to offer Investor Shares; and
(iii) Investors who invest unsolicited directly by application through the Transfer Agent.

(i) Investors who meet the investment minimum for Advisor Shares;
(ii) Certain investors investing through omnibus accounts held by financial intermediaries that charge transaction fees and have entered into arrangements with the Funds’ distributor to offer Advisor Shares; and
(iii) Certain retirement plans whose sponsors and/or administrators have entered into arrangements with the Funds’ distributor.

Initial Sales Charge	None	None	None
Contingent Deferred Sales Charge	None	None	None
Redemption/ Exchange Fee	1.00% if shares are redeemed 14 days or less from purchase	1.00% if shares are redeemed 14 days or less from purchase	1.00% if shares are redeemed 14 days or less from purchase
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Choosing a Share Class

Institutional Shares	Investor Shares	Advisor Shares
Distribution/Service (12b-1) Fees	None	None	0.25% of the class’ average daily net assets for each Fund
Shareholder Service Fees	None
0.15% of each Fund’s class’ average daily net assets (except for the Brown Advisory Total Return Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund,  Brown Advisory Tax Exempt Bond Fund and Brown Advisory Mortgage Securities Fund).
0.05% of the Brown Advisory Intermediate Income Fund, Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond, Brown Advisory Tax Exempt Bond Fund and Brown Advisory Mortgage Securities Fund’s class’ average daily net assets.

0.15% of each Fund’s class’ average daily net assets (except for the Brown Advisory Total Return Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Tax Exempt Bond Fund and Brown Advisory Mortgage Securities Fund).
0.05% of the Brown Advisory Intermediate Income Fund, Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond, Brown Advisory Tax Exempt Bond Fund and Brown Advisory Mortgage Securities Fund’s class’ average daily net assets.

Annual Expenses	Lowest expense ratio because there is no Rule 12b-1 distribution/service fee or shareholder service fees.	Higher fees than Institutional Shares because of shareholder service fees and lower fees than Advisor Shares because no Rule 12b-1 distribution/service fee.	Highest expense ratio because of Rule 12b-1 distribution/service fee and shareholder service fees.
Initial Minimum Investment	$1,000,000	$100	$100

Rule 12b-1 Distribution Fees
The Trust has adopted a Rule 12b-1 distribution plan under which a Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to the percentage shown below of the average daily net assets of Advisor Shares, as applicable.  The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser, for any distribution service or activity designed to retain Fund shareholders.

Advisor Shares
Brown Advisory Growth Equity Fund	0.25%
Brown Advisory Flexible Equity Fund	0.25%
Brown Advisory Equity Income Fund	0.25%
Brown Advisory Sustainable Growth Fund	0.25%
Brown Advisory Small-Cap Growth Fund	0.25%
Brown Advisory Small-Cap Fundamental Value Fund	0.25%
Brown Advisory Global Leaders Fund	0.25%

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Choosing a Share Class

Advisor Shares
Brown Advisory Intermediate Income Fund	0.25%
Brown Advisory Total Return Fund	0.25%
Brown Advisory Strategic Bond Fund	0.25%
Brown Advisory Maryland Bond Fund	0.25%
Brown Advisory Tax Exempt Bond Fund	0.25%
Brown Advisory Mortgage Securities Fund	0.25%
Brown Advisory – WMC Strategic European Equity Fund	0.25%
Brown Advisory – WMC Japan Alpha Opportunities Fund	0.25%
Brown Advisory – Somerset Emerging Markets Fund	0.25%
Brown Advisory Emerging Markets Small-Cap Fund	0.25%

Because the Advisor Shares of each Fund pay distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Shareholder Service Fees

The Trust has adopted a Shareholder Servicing Plan under which each Fund, other than the Brown Advisory Intermediate Income Fund, Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Tax Exempt Bond Fund and Brown Advisory Mortgage Securities Fund, may pay a fee of up to 0.15% for shareholder services provided to those Funds’ Investor Shares and Advisor Shares by financial institutions, including the Adviser.  For the Brown Advisory Intermediate Income Fund, Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Tax Exempt Bond Fund and Brown Advisory Mortgage Securities Fund, the Trust has adopted a Shareholder Servicing Plan under which such Funds may pay a fee of up to 0.05% for shareholder services provided to those Funds’ Investor Shares and Advisor Shares by financial institutions, including the Adviser. The types of services for which entities may be compensated under the terms of the Shareholder Servicing Plan include various types of shareholder administrative support services such as assisting shareholders with their fund accounts and records, their fund purchase and redemption orders and other similar types of non-distribution related services involving the administrative servicing of shareholder accounts.  These shareholder servicing fees may be increased without shareholder approval.

Additional Payments to Dealers

In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Adviser or its affiliates may make additional payments (“Additional Payments”) to certain selling or shareholder servicing agents for the Funds, which includes broker-dealers.  The Adviser has entered into an arrangement with its affiliated broker/dealer, Brown Advisory Securities, LLC, through which investors may purchase or redeem Fund shares.  Accordingly, the Adviser may, out of its own resources, compensate Brown Advisory Securities, LLC for the sales efforts of Brown Advisory Securities, LLC.  These Additional Payments are made in connection with the sale and distribution of shares of the Funds or for services to a Fund and its shareholders.  These Additional Payments, which may be significant, are paid by the Adviser or its affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.  Such payments by such parties may create an incentive for these financial institutions such as Brown Advisory Securities, LLC to recommend that you purchase Fund shares.

In return for these Additional Payments, the Adviser expects to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments.  Such advantages are expected to include, without limitation, placement of the Funds on a list of mutual funds offered as investment options to the selling agent’s clients (sometimes referred to as “Shelf Space”); access to the selling agent’s registered representatives; and/or ability to assist in training and educating the selling agent’s registered representatives.

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Choosing a Share Class

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Funds under the shareholder servicing plans.  In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund’s Transfer Agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds.  Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Funds’ website www.brownadvisoryfunds.com.
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Your Account

How to Contact the Funds	General Information
Write to us at:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight address:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, WI  53202-5207

Telephone us at:
(800) 540-6807 (toll free)

Visit our Web site at:
www.brownadvisoryfunds.com

You may purchase shares of a Fund class or sell (redeem) such shares on each weekday that the New York Stock Exchange (“NYSE”) is open.  Under unusual circumstances, a Fund class may accept and process shareholder orders when the NYSE is closed if deemed appropriate.

You may purchase shares of a Fund class or sell (redeem) such shares at the NAV of a share of that Fund class next calculated (or minus a redemption/exchange fee in the case of redemptions or exchanges) after the Transfer Agent receives your request in proper form (as described in the section entitled “Your Account – How to Buy Shares” in this Prospectus).

When and How NAV is Determined
A Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily. Due to the fact that different expenses are charged to the Institutional Class, Investor Shares and Advisor Class shares of a Fund, the NAV of the three classes of a Fund may vary.  Each Fund’s share price is calculated as of the Funds’ close which is the close of regular trading (generally 4:00 p.m., Eastern Time) on each day the NYSE is open for business.

All shareholder transaction orders received in proper form (as described below under “How to Purchase Shares”) by the Transfer Agent, or a Financial Intermediary by 4:00 p.m., Eastern Time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern Time will be priced at the next business day’s NAV.  A Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency.  Fair value determinations may be made as described below under procedures as adopted by the Funds’ Board of Trustees.  If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, each Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate a Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there remains an adequate market to meet purchase and redemption orders for that day. On any business day when the Securities Industry and Financial Markets Association recommends that the bond markets close trading early, each Fund reserves the right to close at such earlier closing time, and therefore accept purchase and redemption orders until, and calculate a Fund’s NAV as of, such earlier closing time.
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Your Account – General Information

Fair Value Pricing. Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Under the procedures adopted by the Board, the Board may delegate fair value determinations to the Adviser or third-party pricing services, subject to the supervision of the Adviser and the Board. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies that are registered under the Investment Company Act of 1940, the Fund’s net asset value is calculated based upon the net asset values of such registered open-end management investment companies, and the prospectuses for such companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Because the Brown Advisory Global Leaders Fund, the Brown Advisory − WMC Strategic European Equity Fund, the Brown Advisory – WMC Japan Alpha Opportunities Fund, the Brown Advisory – Somerset Emerging Markets Fund and the Brown Advisory Emerging Markets Small-Cap Fund may invest in securities that are traded primarily in foreign markets, a significant gap in time can exist between the time of a particular security’s last trade on a foreign market, and the time at which the Funds calculate their NAV.  If an event that could materially affect the value of the Funds’ securities has occurred between the time the securities were last traded and the time that the Funds’ calculate their NAV, the closing price of either of the Funds’ securities may no longer reflect their market value at the time the Funds calculate their NAV.  In such a case, the Brown Advisory Global Leaders Fund, the Brown Advisory − WMC Strategic European Equity Fund, the Brown Advisory – WMC Japan Alpha Opportunities Fund, Brown Advisory – Somerset Emerging Markets Fund and the Brown Advisory Emerging Markets Small-Cap Fund may use fair value methods to value such securities.

Brown Advisory Growth Equity Fund, Brown Advisory Flexible Equity Fund, Brown Advisory Equity Income Fund, Brown Advisory Sustainable Growth Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Global Leaders Fund, Brown Advisory − WMC Strategic European Equity Fund, Brown Advisory – WMC Japan Alpha Opportunities Fund,  Brown Advisory – Somerset Emerging Markets Fund and Brown Advisory Emerging Markets Small-Cap Fund may each invest in the securities of smaller and/or medium companies.  A Fund’s investments in securities of smaller companies or private placements are more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies.  Similarly, Brown Advisory Flexible Equity Fund, Brown Advisory Equity Income Fund, Brown Advisory Sustainable Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Global Leaders Fund, Brown Advisory − WMC Strategic European Equity Fund, Brown Advisory – WMC Japan Alpha Opportunities Fund, Brown Advisory – Somerset Emerging Markets Fund and Brown Advisory Emerging Markets Small-Cap Fund may invest in foreign securities and are more likely to require a fair value determination because, among other things, most foreign securities markets close before a Fund values its securities.  The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

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Your Account – General Information

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, a Fund may adjust its fair valuation procedures.

Types of Accounts
Type of Account		Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).	•	Instructions must be signed by all persons required to sign exactly as their names appear on the account
	•	Provide a power of attorney or similar document for each person that is authorized to open or transact business for the account if not a named account owner.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	•	Depending on state laws, you can set up a custodial account under the UGMA or the UTMA
	•	The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	•	Provide certified articles of incorporation, a government-issued business license or certificate, partnership agreement or similar document evidencing the identity and existence of the business entity
	•	Submit a secretary’s (or similar) certificate listing the person(s) authorized to open or transact business for the account.
Trusts (including corporate pension plans)	•	The trust must be established before an account can be opened
•
You must supply documentation to substantiate existence of your organization (i.e. Articles of Incorporation/Formation/Organization, Trust Agreements, Partnership Agreement or other official documents).

	•	Remember to include a separate sheet detailing the full name, date of birth, social security number and permanent street address for all authorized individuals.

Retirement Accounts
You may invest in Fund shares through an IRA account sponsored by the Adviser, including traditional and Roth IRAs.  Each Fund may also be appropriate for other retirement plans.  Before investing in any IRA or other retirement plan, you should consult your tax adviser.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.
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Your Account – General Information

Minimum Investments
To purchase shares of the Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table below.  The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A
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Your Account – How to Buy Shares

How to Buy Shares
This section explains how you can purchase shares of the Brown Advisory Funds.  If you’re opening a new account, an Account Application is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free) or 414-203-9064.  For Fund shares held through brokerage and other types of accounts, please consult your Financial Intermediary.

Buying Shares	Opening an Account	Adding to an Account
Through a Financial Intermediary	Contact your Financial Intermediary	Contact your Financial Intermediary
By Mail (with Check)
•      Mail your completed application (along with other required documents as described in the application) and a check to:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

•   Write your account number on your check
•   Send your check with (a) a completed investment slip from a prior statement or confirmation or (b) letter of instruction to:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

By Wire
•   Submit your completed application (and other required documents as described in the application). An account will be established for you and you will be contacted with the account number.
•   Instruct your financial institution to wire your money using the instructions in the section entitled “Your Account – How to Buy Shares – Purchase By Wire” in this Prospectus.

•   Call to notify us of your incoming wire
•    Instruct your financial institution to wire your money using the instructions in the section entitled “Your Account – How to Buy Shares – Purchase By Wire” in this Prospectus.

By Telephone	Not accepted for initial purchases
•   If you have telephone purchase privileges on the account, you may purchase additional shares in the amount of $100 or more using the bank account on record by calling 800-540-6807 (toll free) or 414-203-9064.

By Internet (must have a United States bank account)
•    Log onto the Funds’ website at www.brownadvisoryfunds.com
•   Click on “Open an Account Today”
•      Be prepared to have the required information to open your new account.
•   Accept the terms of the online Account Application.
•   Complete the online Account Application.
•   The Fund will electronically deduct your purchase proceeds from the financial institution you have identified on your Account Application.
•   Note – you may be responsible for any unauthorized Internet order as long as the Transfer Agent has taken reasonable measures to verify that the order is genuine.

•   Log onto the Funds’ website at www.brownadvisoryfunds.com
•   Click on “Shareholder Access”
•   Provide your User ID and password.
•     Select the Transaction/Purchase menu option.
•   Follow the instructions provided.

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Your Account – How to Buy Shares

Buying Shares	Opening an Account	Adding to an Account
By Automatic Investment Plan (must have a United States bank account)	Not accepted for initial purchases
•   Complete the Automatic Investment Plan section of the application or submit a letter of instruction if your account was opened without this being done.
•   Attach a voided check to your application or letter of instruction.
•     Mail the completed application or letter and voided check.
•   Your purchase will be electronically debited from the bank account on record as directed in your request.

General Notes for Buying Shares
Unless purchased through a Financial Intermediary, all investments must be made by check, ACH, or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, third-party check, cash or cash equivalents (for instance, you may not pay by money order or traveler’s check).  The Funds are unable to accept post-dated checks or any conditional order or payment.

•
Checks for all accounts, including individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”) accounts, the check must be made payable to “Brown Advisory Funds.”  A $25 charge may be imposed on any returned payment; you will also be responsible for any losses suffered by the Fund as a result.

•
ACH (must have a United States bank account) refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.  A $25 charge may be imposed on any rejected transfers; you will also be responsible for any losses suffered by the Fund as a result.

•	Wires instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Purchase through Financial Intermediaries.  You may buy and sell shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Funds and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”).  Your order will be priced at a Fund’s NAV next computed after it is received by a Financial Intermediary, or if applicable, a Financial Intermediary’s designee.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Funds may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Funds, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Funds’ NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.
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Your Account – How to Buy Shares

Purchase by Mail.  Follow the instructions outlined in the table above.  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposits in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, do not constitute receipt by the Transfer Agent.  Receipt will be deemed to occur when the Transfer Agent physically picks up such mailings.

Purchase by Wire.  If you are making your first investment in one of the Funds, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your completed Account Application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.  Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.

For either initial or subsequent investments, prior to sending the wire, please call the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064 to advise the Transfer Agent of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

Instruct your bank to send the wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: Brown Advisory Funds, [Insert Fund Name and Class]
(Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire.  Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  The Funds and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Funds at 1-800-540-6807 (toll free) or 414-203-9064.

Purchase by Telephone.  If your account has been open for at least 15 days, and you did not decline telephone privileges on your Account Application, you may purchase additional shares in the amount of $100 or more from your bank account upon request by telephoning the Transfer Agent toll free at 1-800-540-6807 (toll free) or 414-203-9064.  You may not make your initial purchase of a Fund’s shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern Time, shares will be purchased at the price next calculated.  For security reasons, requests by telephone may be recorded.
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Your Account – How to Buy Shares

Purchase by Internet (must have a United States bank account).  You will automatically receive online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions online, including: buy or sell shares of the Fund; use electronic funds transfer to buy or sell shares of the Fund.

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at www.brownadvisoryfunds.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the associated risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and may also record calls. To help safeguard your account, keep your password confidential and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption.  Certain methods of contacting us (such as by Internet) may be unavailable or delayed during periods of unusual market activity.

You can choose not to register for online privileges. If you have online privileges on your account and want to discontinue them, please contact us for instructions. You may reinstate these privileges at any time in writing.

Automatic Investment Plan (must have a United States bank account).  For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial investment, you may authorize a Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  If you wish to enroll in the AIP, complete the “Automatic Investment Plan” section in the Account Application or call the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064 for additional information.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the effective date.  A fee ($25) will be charged if your bank does not honor the AIP draft for any reason.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-800-540-6807 (toll free) or 414-203-9064 for additional information regarding the Funds’ AIP.

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Your Account – How to Sell Shares

How to Sell Shares
Each Fund processes redemption orders received in good order, promptly.  Under normal circumstances, a Fund class will send redemption proceeds to you within 5 business days.  If a Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.
Selling Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
•   Prepare a written request including:
•   Your name(s) and signature(s)
•   Your account number
•   The Fund name and class
•   The dollar amount or number of shares you want to sell
•   How and where to send the redemption proceeds
•   Obtain a signature guarantee (if required) (See the section entitled “Signature Guarantee Requirements below”)
•   Obtain other documentation (if required)
•   Mail us your request and documentation.

By Wire
•   Wire redemptions are only available if you did not decline telephone and Internet options on your Account Application and you provided a voided check
•  Call us with your request (unless you declined telephone and Internet options on your Account Application) (See the section entitled “By  Telephone”) or
•   Mail us your request (See the section entitled “By Mail”).

By Telephone
•   Call us with your request (unless you declined telephone and Internet options on your Account Application)
•   Provide the following information:
•   Your account number
•   Exact name(s) in which the account is registered
•   Additional form of identification
•   Redemption proceeds will be:
•   Mailed to you or
•   Electronically credited to your account at the financial institution identified on your Account Application.

By Internet
•   Log onto the Funds’ website at www.brownadvisoryfunds.com
•   Click on “Shareholder Access”
•   Provide your User ID and password.
•   Select the Transaction/Redemption menu option.
•   Follow the instructions provided.
•   Note – you may be responsible for any unauthorized Internet order as long as the Transfer Agent has taken reasonable measures to verify that the order is genuine.

Systematically
•   Complete the systematic withdrawal program section of the application
•   Attach a voided check to your application
•   Mail us your completed application
•   Redemption proceeds will be electronically credited to your account at the financial institution identified on your Account Application or sent by check to your address of record.

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Your Account – How to Sell Shares

General Notes for Selling Shares
In general, orders to sell or “redeem” shares may be placed either directly with the Funds, the Transfer Agent or with your Financial Intermediary.  You may redeem part or all of a Fund’s shares at the next determined NAV after the Fund receives your order.  You should request your redemption prior to the close of the applicable Fund, generally 4:00 p.m., Eastern Time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Through a Financial Intermediary.  You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

By Mail.  You may redeem Fund shares by simply sending a written request to the Transfer Agent.  Please provide the name of the Fund, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Redemption requests will not become effective until all documents have been received in good form by the Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Shares held in IRA accounts or other retirement plan accounts may be redeemed by telephone at 1-800-540-6807.  Investors will be asked whether or not to withhold taxes from any distribution.

Telephone or Wire Redemption.  You may redeem Fund shares by telephone unless you declined telephone privileges on your Account Application. You may also request telephone privileges after your account is opened by calling the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064 for additional information.  A signature guarantee or a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of shareholders in order to qualify for or to change telephone privileges on an existing account. During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Transfer Agent by telephone, you may also mail the requests to the Funds at the address listed under “Contacting the Funds.”  Once a telephone transaction has been placed, it cannot be canceled or modified.
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Your Account – How to Sell Shares

You may redeem Fund shares by calling the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064 prior to the close of the applicable Fund, generally 4:00 p.m., Eastern Time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account.  The Transfer Agent will charge a $15 wire fee from your redemption proceeds from any complete share redemption. For partial redemptions, or share specific redemptions, any wire fee will be deducted from your remaining account balance. You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.

Prior to executing instructions received to redeem shares by telephone, the Funds will use reasonable procedures to confirm that the telephone instructions are genuine.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Funds may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Systematic Withdrawal Program (must have a United States bank account).  The Funds offer a Systematic Withdrawal Program (“SWP”) whereby shareholders or their representatives may request a redemption in a predetermined amount each month, calendar quarter or annually.  Proceeds can be sent via check to the address on the account or proceeds can be sent by electronic funds transfer via the ACH network to a designated bank account.  To start this program, your account must have Fund shares with a value of at least $2,500, and the minimum amount that may be withdrawn each month, quarter or annually is $50.  This program may be terminated or modified by a shareholder or a Fund at any time without charge or penalty.

A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for Federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 1-800-540-6807 (toll free) or 414-203-9064 for additional information regarding the SWP.
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Your Account – How to Sell Shares

Exchange Privileges
You may exchange your Fund shares for the same class of shares of certain other Brown Advisory Funds.  Be sure to confirm with the Transfer Agent that the Fund into which you exchange is available for sale in your state. To obtain the necessary exchange authorization forms, call the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064.  Not all Funds available for exchange may be available for purchase in your state.  Because exchanges are a sale and purchase of shares, they may have tax consequences.

If you exchange Fund shares 14 days or less from the date of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.  Please see the section entitled “Your Account – Account and Transaction Policies – Redemption/Exchange Fee” for additional information.

Requirements.  You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number).  There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges (see the section entitled “Tools to Combat Frequent Transaction”).  You may exchange your shares by mail or telephone, unless you declined telephone privileges on your Account Application.  You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

Exchanging Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
•    Prepare a written request including:
•   Your name(s) and signature(s)
•   Your account number
•   The names of each fund (and class) you are exchanging
•   The dollar amount or number of shares you want to sell (and exchange)
•   Open a new account and complete an Account Application if you are requesting different shareholder privileges
•   Mail us your request and documentation.

By Telephone
•    Call us with your request (unless you declined telephone and Internet options on your Account Application)
•   Provide the following information:
•   Your account number
•   Exact name(s) in which account is registered
•   Additional form of identification.

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Your Account – Account and Transaction Policies

Account and Transaction Polices
Redemption/Exchange Fee.  The sale of Fund shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged 14 days or less from the date of purchase.  Each Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.  The redemption/exchange fee is charged for the benefit of its long-term shareholders and is deducted from your proceeds and retained by the Fund to help offset transaction costs.  Each Fund reserves the right to waive redemption/exchange fees, withdraw exceptions, or otherwise modify the terms of the redemption/exchange fee at its discretion at any time, to the extent permitted by law.

There are limited exceptions to the imposition of the redemption fee.  The following redemptions are exempt from application of the redemption fee:
•	Redemptions in a deceased shareholder account if such an account is registered in the deceased’s name;
•	Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);
•	Redemptions of shares purchased through a dividend reinvestment program;
•	Redemptions pursuant to the Funds’ systematic programs; or
•	Redemptions in qualified retirement plans under Section 401(a) of the Internal Revenue Code (“IRC”), and plans operating consistent with 403(a), 403(b), 408, 408A, 457, and 223(d) of the IRC.

Although the Funds have the goal of applying this redemption/exchange fee to most redemptions of shares held for 14 days or less, the Funds may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  While the Funds have entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Funds with information relating to its customers investing in a Fund through non-disclosed or omnibus accounts, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Funds are required to rely on information provided by the Financial Intermediary as to the applicable redemption/exchange fee, the Funds cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Funds’ policies.

Brown Advisory Small-Cap Fundamental Value Fund – Limited Availability. The availability of the Brown Advisory Small-Cap Fundamental Value Fund to new investors is limited.   Unless otherwise specified below, each new investor in the Fund must meet one of the eligibility requirements set forth below.

Effective as of the close of business on July 15, 2015, the Small-Cap Fundamental Value Fund stopped accepting new purchases through most broker-dealer firms.  Notwithstanding the foregoing, the Fund may, in its sole discretion, accept new purchases after July 15, 2015 from certain broker-dealers that have entered into agreements with the Fund’s Adviser or Distributor.  The Fund will continue to permit the following types of investments in the Fund:

•	Additional share purchases or reinvestment of dividends or capital gains by existing Fund shareholders and Financial Intermediaries;
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Your Account – Account and Transaction Policies

•	Investments by certain institutional and separately managed account investors that are clients of the Adviser; and
•	Investments made through qualified retirement plans (such as 401(a), 401(k) and other defined contribution plans and defined benefit plans).

The Adviser believes that limiting investment in the Fund in the manner described above will help ensure that the Brown Advisory Small-Cap Fundamental Value Fund can be effectively managed in accordance with its stated investment objective.  The Fund reserves the right, at any time, in its sole discretion, to further modify or amend the investment limitations described above.  You may be required to demonstrate your eligibility to purchase shares of the Fund before your investment is accepted. The Fund also may decline to permit you to open a new account if the Fund believes that making such declination would be in the best interest of the Fund, even if you would be otherwise eligible to open a new account under these guidelines.

The Brown Advisory Small-Cap Fundamental Value  Fund’s ability to impose the guidelines above with respect to accounts held by Financial Intermediaries may vary depending on the systems capabilities of those intermediaries, applicable contractual and legal restrictions and cooperation of those intermediaries.

Tools to Combat Frequent Transactions.  The Funds are intended for long-term investors and do not accommodate frequent transactions. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all of a Fund’s shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  In addition, the Funds discourage excessive, short-term trading and other abusive trading practices and the Funds may use a variety of techniques to monitor trading activity and detect abusive trading practices.  These steps may include, among other things, the imposition of redemption fees, if applicable, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board when the Adviser, Somerset, or Wellington Management, subject to the Adviser’s approval, determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Funds in their sole discretion.

In an effort to discourage abusive trading practices and minimize harm to a Fund and its shareholders, the Funds reserve the right, in their sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Funds) and without prior notice.  The Funds may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect a Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Funds seek to exercise their judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Funds apply all restrictions uniformly in all applicable cases.
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Your Account – Account and Transaction Policies

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Funds receive purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading.  However, the Funds will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Funds have entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at the Funds’ request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Proceeds.  Proceeds will generally be sent no later than seven calendar days after a Fund receives your redemption request.  If elected on your Account Application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your fund Account Application.  When proceeds are sent via the ACH network, the funds are usually available in your bank account in 2-3 business days.

Check Clearance.  The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears.  If the check does not clear, you will be responsible for any losses suffered by the relevant Fund as well as a $25 service charge imposed by the Transfer Agent.  This delay can be avoided by purchasing shares by wire.

Suspension of Redemptions.  We may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

Signature Guarantees.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:
•	If a change of address request has been received by the Transfer Agent within the last 30 calendar days;
•	When requesting a change in ownership on your account; or
•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, a Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.
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Your Account – Account and Transaction Policies

Customer Identification Program.  Please note that, in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Program.  As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, each Fund reserves the right to temporarily limit additional share purchases, close your account or take any other action they deem reasonable or required by law.  The Trust has appointed an Anti-Money Laundering Officer to oversee the operation of and compliance with the Trust’s Anti-Money Laundering Program.

No Certificates.  The Funds do not issue share certificates.

Right to Reject Purchases.  Each Fund reserves the right to reject or cancel within one business day, without any prior notice, any purchase order, including transactions that, in the judgment of the Adviser or Sub-Adviser, represent excessive trading, may be disruptive to the management of a Fund’s portfolio, may increase a Fund’s transaction costs, administrative costs or taxes, and those that may otherwise be detrimental to the interests of the Funds and their shareholders. The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of a Fund for the short-term when the markets are highly volatile. Each Fund’s right to cancel or revoke such purchase orders would be limited to within one business day following receipt by the Fund of such purchase orders.

Redemption In-Kind.  Each Fund generally pays redemption proceeds in cash. However, the Funds reserve the right to pay redemption proceeds to you by a distribution of liquid securities from a Fund’s portfolio (a “redemption in-kind”).  It is not expected that a Fund would do so except during unusual market conditions.  If a Fund pays your redemption proceeds by a distribution of liquid securities, you could incur brokerage or other charges in subsequently converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Small Accounts.  To reduce our expenses, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares, or $500 (excluding Qualified Retirement Accounts) with respect to Advisor Shares and Investor Shares, the Fund may ask you to increase your balance.  If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Shares, or $500 (excluding Qualified Retirement Accounts) for Advisor Shares and Investor Shares, the applicable Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account’s market value.  There are no minimum balance requirements for Qualified Retirement Accounts.

Internet Transactions.  You may open a Fund account as well as purchase or sell Fund shares online at www.brownadvisoryfunds.com.  Establishing an account online is permitted only for individual, IRA, joint and UGMA/UTMA accounts. If you conduct transactions or open an account online, you are consenting to sending and receiving personal financial information over the Internet.

Electronic Delivery.  Consistent with the Fund’s commitment to environmental sustainability, you may sign up to receive daily transaction confirmations, quarterly statements, and tax forms statements electronically. You may also sign up to receive the Fund’s financial statements and Prospectuses electronically on www.brownadvisoryfunds.com. You may change your delivery preference and resume receiving these documents through the mail at any time by updating your electronic delivery preferences on www.brownadvisoryfunds.com or contacting the Funds at 1-800-540-6807 (toll free) or 414-203-9064.
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Your Account – Account and Transaction Policies

Householding.  In an effort to decrease costs, the Funds will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at 1-800-540-6807 to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Confirmations.  If you purchase shares directly from any Fund, you will receive a confirmation statement detailing the transaction.  Automatic reinvestments of distributions may be confirmed via a monthly or quarterly statement. Systematic investments/withdrawals will be confirmed only on a quarterly statement. You may consent to receive confirmations and quarterly statements electronically at www.brownadvisoryfunds.com, otherwise your confirmation and quarterly statements will be sent in the mail.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

Portfolio Holdings.  A description of each Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Funds’ SAI.

Policy on Prohibition of Foreign Shareholders.  Shares of the Fund have not been registered for sale outside of the United States.  Accordingly, the Fund generally requires that all shareholders must be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Fund.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses, investors who are clients of the Adviser or its affiliates, or other investors meeting eligibility requirements as determined by the Adviser.  The Fund reserves the right to close the account within 5 business days if clarifying information or documentation is not received.

Canceled or Failed Payments.  Each Fund accepts checks and ACH transfers at full value subject to collection.  If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within 2 business days of bank notification.  You will be responsible for any actual losses or expenses incurred by a Fund or the Transfer Agent as a result of the cancellation, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.  Each Fund and its agents have the right to reject or cancel any purchase or exchange (purchase side only) due to nonpayment.

Lost Accounts.  The Transfer Agent may consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Transfer Agent receives your new address.  In addition, the amount of any outstanding cash distribution checks (unpaid for six months or more) or checks that have been returned to the Transfer Agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.
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Your Account – Account and Transaction Policies

Additional Information.

The Trust enters into contractual arrangements with various parties, including among others, the Funds’ investment adviser, investment sub-advisers, principal underwriter, custodian, administrator and transfer agent who provide services to the Funds. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Funds that you should consider in determining whether to purchase Fund shares. Neither this prospectus, the Statement of Additional Information, any documents filed as exhibits, nor any other communications, disclosure documents or regulatory filings from or on behalf of the Trust or a Fund is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees or any Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.
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Distributions and Taxes

Distributions
Each Fund declares distributions from net investment income, if any, at least annually (at least monthly for the Brown Advisory Intermediate Income Fund, the Brown Advisory Total Return Fund, the Brown Advisory Strategic Bond Fund and the Brown Advisory Mortgage Securities Fund); at least quarterly for the Brown Advisory Equity Income Fund. The Brown Advisory Maryland Bond Fund and the Brown Advisory Tax Exempt Bond Fund will declare distributions from net investment income, if any, on a daily basis, with the distributions payable each month.  Any net capital gain realized by a Fund will be distributed at least annually.  A Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.

All distributions of each Fund are reinvested in additional shares, unless you choose one of the following options:

(1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares;
(2) receive all distributions in cash; or
(3) reinvest dividends in additional Fund shares while receiving capital gain distributions in cash.

You may change your dividend and capital gain distribution election in writing or by calling the Transfer Agent in advance of the next distribution.

For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.  Shares become entitled to receive distributions on the day after the shares are issued.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.

Taxes
Each Fund intends to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, each Fund generally will not be subject to tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

You will generally be taxed on a Fund’s taxable distributions, regardless of whether you reinvest them or receive them in cash.  A Fund’s taxable distributions of net investment income and short-term capital gains, if any, are taxable to you as ordinary income.  The Fund’s distributions of long-term capital gains, if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares.  Distributions may also be subject to certain state and local taxes.  Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

The maximum tax rate for individual taxpayers applicable to long-term capital gains and income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.  A shareholder will also have to satisfy a more than 60-day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rates.  These rate reductions do not apply to corporate taxpayers.
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Distributions and Taxes

A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Funds and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Distributions of capital gain and distributions of net investment income reduce the NAV of a Fund’s shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distributions even though the distributions represent a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain or loss.

Investment income received by the Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, or if at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies, the Fund will be eligible and may elect to treat a proportionate amount of such foreign taxes paid by it as additional income to each shareholder which would generally permit each shareholder (1) to credit this amount (subject to applicable limitations) or (2) to deduct this amount for purposes of computing its Federal income tax liability.  It is expected that certain of the Funds will be eligible to make this election, although there can be no assurance in this regard.  The Funds will notify you if they make this election.

A Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you provide the required information or certification.  Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

After December 31 of each year, a Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

With the exception of the Brown Advisory Maryland Bond Fund and Brown Advisory Tax Exempt Bond Fund, dividends paid by a Fund will not qualify as “exempt-interest dividends,” and will not be excludable from gross income by its shareholders, because the Fund will not invest at least 50% of the value of its total assets in securities the interest on which is excludable from gross income.

Additional Tax Matters — Brown Advisory Maryland Bond Fund and Brown Advisory Tax Exempt Bond Fund.  It is anticipated that substantially all of the Brown Advisory Maryland Bond Fund’s net income will be exempt from Federal and Maryland state income taxes.  It is anticipated that substantially all of the Brown Advisory Tax Exempt Bond Fund’s net income will be exempt from Federal income taxes.
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Distributions and Taxes

Generally, you are not subject to Federal income tax on the Fund’s distributions of its tax-exempt interest income, although such distributions may be subject to the Federal alternative minimum tax (“AMT”). Distributions from the Fund’s net investment income from other sources and net short-term capital gain, if any, generally will be taxable to you as ordinary income.  Distributions will generally be subject to state and local taxes.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

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Index Descriptions

The Barclays 1-10 Year Blended Municipal Bond Index is a market index of high quality, domestic fixed income securities with maturities of less than 10 years.

The Barclays Intermediate US Aggregate Bond Index represents domestic taxable investment-grade bonds with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities and durations in the intermediate range. This index represents a sector of the Barclays US Aggregate Index.

The Barclays Mortgage Backed Securities Index is a market value-weighted index which covers the mortgage-backed securities component of the Barclays US Aggregate Bond Index. The index is composed of agency mortgage-backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year. The index includes reinvestment of income.

The Barclays US Aggregate Bond Index is a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS, ABS and CMBS.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

The MSCI Emerging Markets Small-Cap Index is a free float-adjusted market capitalization index that is designed to measure small cap equity market performance in the global emerging markets.

The MSCI Europe Index is an index that captures large and mid cap representation across 15 developed market countries in Europe.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the of the U.S. equity universe. It includes those Russell 1000® companies with higher price to book value ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price to book value ratios and lower expected growth values.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price to book value ratios and higher forecasted growth values.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price to book value ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies ranked by market capitalization, representing approximately 98% of the U.S. equity market.
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The S&P 500® Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks.

The TOPIX Total Return U.S. Dollar Hedged Index is a market capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange, hedged to eliminate the impact of the change in value between the US Dollar and Japanese Yen. The unhedged version of this index, known as the TOPIX Total Return Index, does not eliminate the change in value between the US Dollar and Japanese Yen.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past 5 years or for the period of a Fund’s operations if less than 5 years.  Except for the Brown Advisory Sustainable Growth Fund,  Brown Advisory Global Leaders Fund, Brown Advisory Total Return Fund, Brown Advisory Tax Exempt Bond Fund, Brown Advisory Mortgage Securities Fund, Brown Advisory − WMC Strategic European Equity Fund, Brown Advisory – WMC Japan Alpha Opportunities, Brown Advisory – Somerset Emerging Markets Fund and Brown Advisory Emerging Markets Small-Cap Fund (together, the “New Funds”), the financial information presented for each applicable period prior to October 19, 2012 is that of the Predecessor Funds.  Except for the New Funds, the Funds are the accounting successors to the Predecessor Funds as a result of the reorganization of the Predecessor Funds into the Funds on October 19, 2012.  Except for the New Funds, the Funds have adopted the Financial Statements of each of their respective Predecessor Funds.  Except for the New Funds, the Investor Shares of the Funds were the previous Institutional Shares of the Predecessor Funds and the Advisor Shares of the Funds were the previous Advisor Shares of the Predecessor Funds. Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. The information presented in the tables below has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.  The financial highlights tables on the following pages reflect selected per share data and ratios for a share outstanding of each Fund throughout each period.
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Financial Highlights

BROWN ADVISORY GROWTH EQUITY FUND

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013(g)

Net Asset Value, Beginning of Year/Period	$20.33	$19.10	$16.22	$14.58

Net Investment Income (Loss)(a)	(0.02)	0.02	—	0.01
Net Realized and Unrealized Gains	0.13	1.82	2.99	1.66

Total from Investment Operations	$0.11	$1.84	$2.99	$1.67

Distributions:
from Net Investment Income	—	—	—	(0.03)
from Net Realized Gains	(1.28)	(0.61)	(0.11)	—

Total Distributions to Shareholders	$(1.28)	$(0.61)	$(0.11)	$(0.03)

Redemption fees(a)	—	—(e)	—(e)	—(e)

Net Asset Value, End of Year/Period	$19.16	$20.33	$19.10	$16.22

Total Return	0.49%	9.73%	18.46%	11.49%(b)

Net Assets at End of Period (000’s Omitted)	$253,640	$259,098	$233,627	$116,575

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.12%)	0.09%	0.03%	0.30%(c)
Net Expenses	0.72%	0.72%	0.74%	0.78%(c)
Gross Expenses(d)	0.72%	0.72%	0.74%	0.78%(c)

Portfolio Turnover Rate	24%	24%	25%	40%(f)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Reflects portfolio turnover at the Fund level for the year ended June 30, 2013.
(g)	Commenced operations on October 19, 2012. The information presented is for the period from October 19, 2012 to June 30, 2013.

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Financial Highlights

BROWN ADVISORY GROWTH EQUITY FUND

INVESTOR SHARES*

	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net Asset Value, Beginning of Year	$20.26	$19.07	$16.21	$13.80	$13.63

Net Investment Income (Loss)(a)	(0.05)	(0.01)	(0.02)	0.03	(0.05)
Net Realized and Unrealized Gains (Losses)	0.13	1.81	2.99	2.41	0.22

Total from Investment Operations	$0.08	$1.80	$2.97	$2.44	$0.17

Distributions:
from Net Investment Income	—	—	—	(0.03)	—
from Net Realized Gains	(1.28)	(0.61)	(0.11)	—	—

Total Distributions to Shareholders	$(1.28)	$(0.61)	$(0.11)	$(0.03)	$—

Redemption Fees(a)	—(c)	—(c)	—(c)	—(c)	—(c)

Net Asset Value, End of Year	$19.06	$20.26	$19.07	$16.21	$13.80

Total Return	0.34%	9.54%	18.35%	17.67%	1.25%

Net Assets at End of Year (000’s Omitted)	$1,916,472	$2,143,325	$2,497,036	$1,653,389	$954,560

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.27)%	(0.06)%	(0.12)%	0.17%	(0.35)%
Net Expenses	0.87%	0.87%	0.89%	0.91%	0.90%
Gross Expenses(b)	0.87%	0.87%	0.89%	0.91%	0.90%

Portfolio Turnover Rate	24%	24%	25%	40%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
*	Prior to October 19, 2012, Investor Shares were known as Institutional Shares.
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Financial Highlights

BROWN ADVISORY GROWTH EQUITY FUND

ADVISOR SHARES

	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net Asset Value, Beginning of Year	$19.60	$18.51	$15.78	$13.45	$13.31

Net Investment Income (Loss)(a)	(0.10)	(0.06)	(0.07)	(0.01)	(0.07)
Net Realized and Unrealized Gains (Losses)	0.13	1.76	2.91	2.35	0.21

Total from Investment Operations	$0.03	$1.70	$2.84	$2.34	$0.14

Distributions:
from Net Investment Income	—	—	—	(0.01)	—
from Net Realized Gains	(1.28)	(0.61)	(0.11)	—	—

Total Distributions to Shareholders	$(1.28)	$(0.61)	$(0.11)	$(0.01)	$—

Redemption Fee(a)	—(c)	—(c)	—(c)	—(c)	—(c)

Net Asset Value, End of Year	$18.35	$19.60	$18.51	$15.78	$13.45

Total Return	0.09%	9.28%	18.02%	17.43%	1.05%

Net Assets at End of Year (000’s Omitted)	$33,304	$44,587	$48,632	$21,478	$11,593

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.52)%	(0.31)%	(0.37)%	(0.07)%	(0.55)%
Net Expenses	1.12%	1.12%	1.14%	1.15%	1.10%
Gross Expenses(b)	1.12%	1.12%	1.14%	1.15%	1.10%

Portfolio Turnover Rate	24%	24%	25%	40%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.

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Financial Highlights

BROWN ADVISORY FLEXIBLE EQUITY FUND

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013(f)

Net Asset Value, Beginning of Year/Period	$15.92	$14.81	$12.28	$10.46

Net Investment Income (Loss)(a)	0.11	0.12	0.09	0.06
Net Realized and Unrealized Gains (Losses)	(0.77)	1.08	2.49	1.82

Total from Investment Operations	$(0.66)	$1.20	$2.58	$1.88

Distributions:
from Net Investment Income	(0.11)	(0.09)	(0.05)	(0.06)

Total Distributions to Shareholders	$(0.11)	$(0.09)	$(0.05)	$(0.06)

Redemption fees(a)	—	—	—	—

Net Asset Value, End of Year/Period	$15.15	$15.92	$14.81	$12.28

Total Return	(4.16)%	8.09%	21.06%	18.07%(b)

Net Assets at End of Year/Period (000’s Omitted)	$24,012	$4,240	$3,126	$12

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.71%	0.76%	0.66%	0.65%(c)
Net Expenses	0.73%	0.76%	0.82%	1.00%(c)
Gross Expenses(d)	0.73%	0.76%	0.81%	0.88%(c)

Portfolio Turnover Rate	15%	7%	15%	12%(e)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers or recoupments.
(e)	Reflects portfolio turnover at the Fund level for the year ended June 30, 2013.
(f)	Commenced operations on October 19, 2012. The information presented is for the period from October 19, 2012 to June 30, 2013.

Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY FLEXIBLE EQUITY FUND

INVESTOR SHARES*

	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net Asset Value, Beginning of Year	$15.89	$14.79	$12.28	$9.68	$9.16

Net Investment Income(Loss)(a)	0.08	0.10	0.07	0.05	0.05
Net Realized and Unrealized Gains (Losses)	(0.76)	1.07	2.48	2.60	0.50

Total from Investment Operations	$(0.68)	$1.17	$2.55	$2.65	$0.55

Distributions:
from Net Investment Income	(0.09)	(0.07)	(0.04)	(0.05)	(0.03)

Total Distributions to Shareholders	$(0.09)	$(0.07)	$(0.04)	$(0.05)	$(0.03)

Redemption fees(a)	—(c)	—(c)	—(c)	—	—

Net Asset Value, End of Year	$15.12	$15.89	$14.79	$12.28	$9.68

Total Return	(4.30)%	7.92%	20.78%	27.51%	5.98%

Net Assets at End of Year/Period (000’s Omitted)	$306,456	$268,569	$162,615	$82,783	$37,477

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.56%	0.61%	0.51%	0.50%	0.52%
Net Expenses	0.88%	0.91%	0.97%	1.15%	1.15%
Gross Expenses(b)	0.88%	0.91%	0.96%	1.05%	1.18%

Portfolio Turnover Rate	15%	7%	15%	12%	19%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers or recoupments.
(c)	Less than $0.01 per share.
*	Prior to October 19, 2012, Investor Shares were known as Institutional Shares.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY FLEXIBLE EQUITY FUND

ADVISOR SHARES

	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net Asset Value, Beginning Year	$15.88	$14.77	$12.28	$9.68	$9.17

Net Investment Income(Loss)(a)	0.05	0.06	0.04	0.02	0.03
Net Realized and Unrealized Gains (Losses)	(0.77)	1.07	2.48	2.61	0.49

Total from Investment Operations	$(0.72)	$1.13	$2.52	$2.63	$0.52

Distributions:
from Net Investment Income	(0.04)	(0.02)	(0.03)	(0.03)	(0.01)

Total Distributions to Shareholders	$(0.04)	$(0.02)	$(0.03)	$(0.03)	$(0.01)

Redemption fees(a)	—(c)	—	—	—	—

Net Asset Value, End of Year	$15.12	$15.88	$14.77	$12.28	$9.68

Total Return	(4.56)%	7.68%	20.52%	27.25%	5.73%

Net Assets at End of Year (000’s Omitted)	$7,168	$11,540	$14,831	$6,115	$1,079

Ratios to Average Net Assets;
Net Investment Income (Loss)	0.31%	0.36%	0.26%	0.30%	0.32%
Net Expenses	1.13%	1.16%	1.22%	1.35%	1.35%
Gross Expenses(b)	1.13%	1.16%	1.21%	1.30%	1.38%

Portfolio Turnover Rate	15%	7%	15%	12%	19%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers or recoupments.
(c)	Less than $0.01 per share.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY EQUITY INCOME FUND

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013(f)

Net Asset Value, Beginning of Year/ Period	$13.14	$13.70	$12.16	$11.07

Net Investment Income (Loss)(a)	0.28	0.29	0.29	0.21
Net Realized and Unrealized Gains (Losses)	(0.13)	0.08	1.99	1.19

Total from Investment Operations	$0.15	$0.37	$2.28	$1.40

Distributions:
from Net Investment Income	(0.29)	(0.30)	(0.29)	(0.23)
from Net Realized Gains	(0.13)	(0.63)	(0.45)	(0.08)

Total Distributions to Shareholders	$(0.42)	$(0.93)	$(0.74)	$(0.31)

Redemption fees(a)	—	—	—	—

Net Asset Value, End of Year/Period	$12.87	$13.14	$13.70	$12.16

Total Return	1.31%	2.60%	19.30%	12.88%(b)

Net Assets at End of Year/Period (000’s Omitted)	$13,840	$18,134	$17,663	$11

Ratios to Average Net Assets:
Net Investment Income (Loss)	2.24%	2.16%	2.23%	2.53%(c)
Net Expenses	0.75%	0.75%	0.77%	0.80%(c)
Gross Expenses(d)	0.75%	0.75%	0.77%	0.80%(c)

Portfolio Turnover Rate	17%	18%	32%	21%(e)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Reflects portfolio turnover at the Fund level for the year ended June 30, 2013.
(f)	Commenced operations on October 19, 2012. The information presented is for the period from October 19, 2012 to June 30, 2013.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY EQUITY INCOME FUND

INVESTOR SHARES*
		Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012(f)

Net Asset Value, Beginning of Year/Period	$13.13	$13.69	$12.16	$10.49	$10.00

Net Investment Income (Loss)(a)	0.26	0.27	0.27	0.27	0.15
Net Realized and Unrealized Gains (Losses)	(0.13)	0.08	1.98	1.76	0.46

Total from Investment Operations	$0.13	$0.35	$2.25	$2.03	$0.61

Distributions:
from Net Investment Income	(0.27)	(0.28)	(0.27)	(0.28)	(0.12)
from Net Realized Gains	(0.13)	(0.63)	(0.45)	(0.08)	—

Total Distributions to Shareholders	$(0.40)	$(0.91)	$(0.72)	$(0.36)	$(0.12)

Redemption fees(a)	—	—	—	—(e)	—(e)

Net Asset Value, End of Year/Period	$12.86	$13.13	$13.69	$12.16	$10.49

Total Return	1.15%	2.45%	19.04%	19.62%	6.11%(b)

Net Assets at End of Year/Period (000’s Omitted)	$112,116	$183,001	$180,372	$173,599	$106,075

Ratios to Average Net Assets:
Net Investment Income (Loss)	2.09%	2.01%	2.08%	2.37%	2.82%(c)
Net Expenses	0.90%	0.90%	0.92%	0.96%	0.99%(c)
Gross Expenses(d)	0.90%	0.90%	0.92%	0.96%	0.99%(c)

Portfolio Turnover Rate	17%	18%	32%	21%	14%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on December 29, 2011. The information presented is for the period from December 29, 2011 to June 30, 2012.
*	Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY EQUITY INCOME FUND

ADVISOR SHARES
	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012(f)

Net Asset Value, Beginning of Year/Period	$13.11	$13.67	$12.14	$10.48	$10.00

Net Investment Income (Loss)(a)	0.23	0.24	0.24	0.25	0.14
Net Realized and Unrealized Gains (Losses)	(0.13)	0.07	1.98	1.75	0.46

Total from Investment Operations	$0.10	$0.31	$2.22	$2.00	$0.60

Distributions:
from Net Investment Income	(0.24)	(0.24)	(0.24)	(0.26)	(0.12)
from Net Realized Gains	(0.13)	(0.63)	(0.45)	(0.08)	—

Total Distributions to Shareholders	$(0.37)	$(0.87)	$(0.69)	$(0.34)	$(0.12)

Redemption fees(a)	—	—	—	—	—(e)

Net Asset Value, End of Year/Period	$12.84	$13.11	$13.67	$12.14	$10.48

Total Return	0.90%	2.19%	18.79%	19.33%	5.95%(b)

Net Assets at End of Year/Period (000’s Omitted)	$2,980	$3,148	$3,298	$2,346	$636

Ratios to Average Net Assets:
Net Investment Income (Loss)	1.84%	1.76%	1.83%	2.13%	2.60%(c)
Net Expenses	1.15%	1.15%	1.17%	1.20%	1.19%(c)
Gross Expenses(d)	1.15%	1.15%	1.17%	1.20%	1.19%(c)

Portfolio Turnover Rate	17%	18%	32%	21%	14%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on December 29, 2011. The information presented is for the period from December 29, 2011 to June 30, 2012.

Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY SUSTAINABLE GROWTH FUND*

INSTITUTIONAL SHARES
	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013

Net Asset Value, Beginning of Year	$15.69	$14.11	$11.64	$10.00

Net Investment Income (Loss)(a)	(0.02)	(0.02)	—	—
Net Realized and Unrealized Gains (Losses)	1.13	1.91	2.61	1.65

Total from Investment Operations	$1.11	$1.89	$2.61	$1.65

Distributions:
from Net Realized Gains	(0.75)	(0.31)	(0.14)	(0.01)

Total Distributions to Shareholders	$(0.75)	$(0.31)	$(0.14)	$(0.01)

Redemption fees(a)	—(c)	—(c)	—	—

Net Asset Value, End of Year	$16.05	$15.69	$14.11	$11.64

Total Return	7.17%	13.50%	22.51%	16.47%

Net Assets at End of Year (000’s Omitted)	$122,008	$67,789	$30,374	$32,045

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.11)%	(0.11)%	(0.01)%	0.03%
Net Expenses	0.74%	0.75%	0.77%	0.86%
Gross Expenses(b)	0.74%	0.75%	0.77%	0.86%

Portfolio Turnover Rate	30%	37%	30%	30%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
*
Commenced operations on June 29, 2012. No financial highlights are presented for the period from June 29, 2012 to June 30, 2012, as the Fund did not make any investments, earn any income or incur any expenses during the period.

Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY SUSTAINABLE GROWTH FUND*

INVESTOR SHARES
	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013

Net Asset Value, Beginning of Year	$15.61	$14.06	$11.62	$10.00

Net Investment Income (Loss)(a)	(0.04)	(0.04)	(0.02)	(0.01)
Net Realized and Unrealized Gains (Losses)	1.12	1.90	2.60	1.64

Total from Investment Operations	$1.08	$1.86	$2.58	$1.63

Distributions:
from Net Realized Gains	(0.75)	(0.31)	(0.14)	(0.01)

Total Distributions to Shareholders	$(0.75)	$(0.31)	$(0.14)	$(0.01)

Redemption fees(a)	—(c)	—(c)	—	—

Net Asset Value, End of Year	$15.94	$15.61	$14.06	$11.62

Total Return	7.01%	13.34%	22.29%	16.27%

Net Assets at End of Year (000’s Omitted)	$25,676	$11,206	$46,823	$24,028

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.26)%	(0.26)%	(0.16)%	(0.12)%
Net Expenses	0.89%	0.90%	0.92%	1.01%
Gross Expenses(b)	0.89%	0.90%	0.92%	1.01%

Portfolio Turnover Rate	30%	37%	30%	30%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
*
Commenced operations on June 29, 2012. No financial highlights are presented for the period from June 29, 2012 to June 30, 2012, as the Fund did not make any investments, earn any income or incur any expenses during the year.

Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY SUSTAINABLE GROWTH FUND*

ADVISOR SHARES
	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013

Net Asset Value, Beginning of Year	$15.50	$14.00	$11.60	$10.00

Net Investment Income (Loss)(a)	(0.08)	(0.07)	(0.05)	(0.04)
Net Realized and Unrealized Gains (Losses)	1.11	1.88	2.59	1.65

Total from Investment Operations	$1.03	$1.81	$2.54	$1.61

Distributions:
from Net Realized Gains	(0.75)	(0.31)	(0.14)	(0.01)

Total Distributions to Shareholders	$(0.75)	$(0.31)	$(0.14)	$(0.01)

Redemption fees(a)	—(c)	—(c)	—(c)	—(c)

Net Asset Value, End of Year	$15.78	$15.50	$14.00	$11.60

Total Return	6.73%	13.03%	21.99%	16.07%

Net Assets at End of Year (000’s Omitted)	$201,727	$137,410	$132,846	$124,256

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.51)%	(0.51)%	(0.41)%	(0.37)%
Net Expenses	1.14%	1.15%	1.17%	1.26%
Gross Expenses(b)	1.14%	1.15%	1.17%	1.26%

Portfolio Turnover Rate	30%	37%	30%	30%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
*
Commenced operations on June 29, 2012. No financial highlights are presented for the period from June 29, 2012 to June 30, 2012, as the Fund did not make any investments, earn any income or incur any expenses during the period.

Table of Contents - Prospectus

Financial Highlight

BROWN ADVISORY SMALL-CAP GROWTH FUND

INSTITUTIONAL SHARES*

	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net Asset Value, Beginning of Year	$35.91	$35.85	$31.67	$28.36	$29.56

Net Investment Income (Loss)(a)	(0.14)	(0.18)	(0.22)	(0.07)	(0.21)
Net Realized and Unrealized Gains (Losses)	0.51	4.45	6.08	6.07	(0.72)

Total from Investment Operations	$0.37	$4.27	$5.86	$6.00	$(0.93)

Distributions:
from Net Realized Gains	(5.09)	(4.21)	(1.68)	(2.69)	(0.27)

Total Distributions to Shareholders	$(5.09)	$(4.21)	$(1.68)	$(2.69)	$(0.27)

Redemption fees(a)	—	—	—	—	—

Net Asset Value, End of Year	$31.19	$35.91	$35.85	$31.67	$28.36

Total return	1.61%	12.98%	18.59%	22.84%	(3.08)%

Net Assets at End of Year (000’s Omitted)	$17,037	$12,841	$8,497	$7,347	$6,944

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.45)%	(0.51)%	(0.63)%	(0.24)%	(0.77)%
Net Expenses	0.98%	0.99%	1.01%	1.05%	1.11%
Gross Expenses(b)	0.98%	0.99%	1.01%	1.05%	1.11%

Portfolio Turnover Rate	32%	28%	19%	48%	66%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
*	Prior to October 19, 2012, Institutional Shares were known as D Shares.

Table of Contents - Prospectus

Financial Highlight

BROWN ADVISORY SMALL-CAP GROWTH FUND

INVESTOR SHARES*

	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net Asset Value, Beginning of Year	$18.05	$18.04	$15.96	$14.31	$15.07

Net Investment Income (Loss)(a)	(0.10)	(0.11)	(0.14)	(0.05)	(0.11)
Net Realized and Unrealized Gains (Losses)	0.26	2.24	3.07	3.06	(0.38)

Total from Investment Operations	$0.16	$2.13	$2.93	$3.01	$(0.49)

Distributions:
from Net Realized Gains	(2.56)	(2.12)	(0.85)	(1.36)	(0.27)

Total Distributions to Shareholders	$(2.56)	$(2.12)	$(0.85)	$(1.36)	$(0.27)

Redemption fees(a)	—(c)	—(c)	—(c)	—(c)	—(c)

Net Asset Value, End of Year	$15.65	$18.05	$18.04	$15.96	$14.31

Total Return	1.43%	12.86%	18.42%	22.68%	(3.12)%

Net Assets at End of Year (000’s Omitted)	$268,390	$262,426	$285,287	$281,027	$215,311

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.60)%	(0.66)%	(0.78)%	(0.36)%	(0.82)%
Net Expenses	1.13%	1.14%	1.16%	1.17%	1.16%
Gross Expenses(b)	1.13%	1.14%	1.16%	1.17%	1.16%

Portfolio Turnover Rate	32%	28%	19%	48%	66%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
*	Prior to October 19, 2012, Investor Shares were known as Institutional Shares.
Table of Contents - Prospectus

Financial Highlight

BROWN ADVISORY SMALL-CAP GROWTH FUND
ADVISOR SHARES
	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net Asset Value, Beginning of Year	$17.35	$17.39	$15.43	$13.86	$14.65

Net Investment Income (Loss)(a)	(0.13)	(0.15)	(0.18)	(0.09)	(0.14)
Net Realized and Unrealized Gains (Losses)	0.26	2.15	2.96	2.97	(0.38)

Total from Investment Operations	$0.13	$2.00	$2.78	$2.88	$(0.52)

Distributions:
from Net Realized Gains	(2.46)	(2.04)	(0.82)	(1.31)	(0.27)

Total Distributions to Shareholders	$(2.46)	$(2.04)	$(0.82)	$(1.31)	$(0.27)

Redemption fees(a)	—(c)	—	—	—	—(c)

Net Asset Value, End of Year	$15.02	$17.35	$17.39	$15.43	$13.86

Total return	1.27%	12.54%	18.07%	22.45%	(3.41)%

Net Assets at End of Year (000’s Omitted)	$9,704	$6,348	$7,300	$5,493	$2,875

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.85)%	(0.91)%	(1.03)%	(0.60)%	(1.07)%
Net Expenses	1.38%	1.39%	1.41%	1.41%	1.41%
Gross Expenses(b)	1.38%	1.39%	1.41%	1.41%	1.41%

Portfolio Turnover Rate	32%	28%	19%	48%	66%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.

Table of Contents - Prospectus

Financial Highlight

BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND
	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013(g)
INSTITUTIONAL SHARES

Net Asset Value, Beginning of Year/Period	$23.61	$23.96	$20.06	$16.77

Net Investment Income (Loss)(a)	0.13	0.10	0.12	0.06
Net Realized and Unrealized Gains (Losses)	(0.44)	0.86	4.91	3.30

Total from Investment Operations	$(0.31)	$0.96	$5.03	$3.36

Distributions:
from Net Investment Income	(0.10)	(0.14)	(0.19)	(0.07)
from Net Realized Gains	(0.45)	(1.17)	(0.94)	—

Total Distributions to Shareholders	$(0.55)	$(1.31)	$(1.13)	$(0.07)

Redemption fees(a)	—(e)	—(e)	—	—

Net Asset Value, End of Year/Period	$22.75	$23.61	$23.96	$20.06

Total Return	(1.17)%	4.04%	25.37%	20.13%(b)

Net Assets at End of Year/Period (000’s Omitted)	$156,205	$75,994	$19,515	$1,061

Ratios to Average Net Assets;
Net Investment Income (Loss)	0.59%	0.43%	0.51%	1.14%(c)
Net Expenses	0.98%	0.98%	1.00%	1.05%(c)
Gross Expenses(d)	0.98%	0.98%	1.00%	1.05%(c)

Portfolio Turnover Rate	30%	26%	30%	34%(f)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Reflects portfolio turnover at the Fund level for the year ended June 30, 2013.
(g)	Commenced operations on October 19, 2012. The information presented is for the period from October 19, 2012 to June 30, 2013.

Table of Contents - Prospectus

Financial Highlight

BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND

INVESTOR SHARES*

	Year Ended:
	June 30,	June 30,	June 30,	June 30,	June 30,
	2016	2015	2014	2013	2012

Net Asset Value, Beginning of Year	$23.59	$23.94	$20.06	$15.65	$16.89

Net Investment Income (Loss)(a)	0.10	0.07	0.08	0.18	0.10
Net Realized and Unrealized Gains (Losses)	(0.44)	0.86	4.90	4.29	(0.51)

Total from Investment Operations	$(0.34)	$0.93	$4.98	$4.47	$(0.41)

Distributions:
from Net Investment Income	(0.07)	(0.11)	(0.16)	(0.06)	(0.12)
from Net Realized Gains	(0.45)	(1.17)	(0.94)	—	(0.71)

Total Distributions to Shareholders	$(0.52)	$(1.28)	$(1.10)	$(0.06)	$(0.83)

Redemption fees(a)	—(c)	—(c)	—(c)	—(c)	—(c)

Net Asset Value, End of Year	$22.73	$23.59	$23.94	$20.06	$15.65

Total Return	(1.32)%	3.90%	25.13%	28.64%	(1.90)%

Net Assets at End of Year (000’s Omitted)	$774,547	$748,003	$567,799	$371,018	$194,719

Ratios to Average Net Assets;
Net Investment Income (Loss)	0.44%	0.28%	0.36%	1.01%	0.64%
Net Expenses	1.13%	1.13%	1.15%	1.18%	1.19%
Gross Expenses(b)	1.13%	1.13%	1.15%	1.18%	1.19%

Portfolio Turnover Rate	30%	26%	30%	34%	36%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
*	Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

Table of Contents - Prospectus

Financial Highlight

BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND

	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012(g)
ADVISOR SHARES

Net Asset Value, Beginning of Year/Period	$23.48	$23.87	$20.01	$15.63	$16.39

Net Investment Income (Loss)(a)	0.04	0.01	0.02	0.03	0.07
Net Realized and Unrealized Gains (Losses)	(0.44)	0.85	4.89	4.38	(0.01)

Total from Investment Operations	$(0.40)	$0.86	$4.91	$4.41	$0.06

Distributions:
from Net Investment Income	(0.01)	(0.08)	(0.11)	(0.03)	(0.11)
from Net Realized Gains	(0.45)	(1.17)	(0.94)	—	(0.71)

Total Distributions to Shareholders	$(0.46)	$(1.25)	$(1.05)	$(0.03)	$(0.82)

Redemption fees(a)	—(e)	—	—(e)	—	—(e)

Net Asset Value, End of Year/Period	$22.62	$23.48	$23.87	$20.01	$15.63

Total Return	(1.58)%	3.61%	24.83%	28.28%	0.90%(b)

Net Assets at End of Year/Period (000’s Omitted)	$52,883	$58,583	$21,416	$15,764	$418

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.19%	0.03%	0.11%	0.75%	0.44%(c)
Net Expenses	1.38%	1.38%	1.40%	1.44%	1.39%(c)
Gross Expenses(d)	1.38%	1.38%	1.40%	1.44%	1.39%(c)

Portfolio Turnover Rate	30%	26%	30%	34%	36%(f)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Reflects portfolio turnover at the Fund level for the year ended June 30, 2012.
(g)	Commenced operations July 28, 2011. The information presented is for the period from July 28, 2011 to June 30, 2012.

Table of Contents - Prospectus

Financial Highlight

BROWN ADVISORY GLOBAL LEADERS FUND

Year Ended:
June 30, 2016(e)
INVESTOR SHARES

Net Asset Value, Beginning of Period	$10.00

Net Investment Income (Loss)(a)	0.05
Net Realized and Unrealized Gains (Losses)	(0.40)

Total from Investment Operations	$(0.35)

Redemption fees(a)	—

Net Asset Value, End of Period	$9.65

Total Return	(3.50)%(b)

Net Assets at End of Period (000’s Omitted)	$26,367

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.55%(c)
Net Expenses	0.85%(c)
Gross Expenses(d)	1.41%(c)

Portfolio Turnover Rate	53%(b)

(a)	Calculated based on average shares outstanding during the year.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Commenced operations on July 1, 2015. The information is presented for the period from July 1, 2015 (end of day) to June 30, 2016.

Table of Contents - Prospectus

Financial Highlight

BROWN ADVISORY INTERMEDIATE INCOME FUND

INVESTOR SHARES*
	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net Asset Value, Beginning of Year	$10.63	$10.74	$10.85	$11.37	$11.28

Net Investment Income (Loss)(a)	0.20	0.19	0.17	0.19	0.24
Net Realized and Unrealized Gains (Losses)	0.22	(0.08)	0.12	(0.26)	0.36

Total from Investment Operations	$0.42	$0.11	$0.29	$(0.07)	$0.60

Distributions:
from Net Investment Income	(0.21)	(0.22)	(0.18)	(0.25)	(0.25)
from Net Realized Gains	(0.06)	—	(0.22)	(0.20)	(0.26)

Total Distributions to Shareholders	$(0.27)	$(0.22)	$(0.40)	$(0.45)	$(0.51)

Redemption fees(a)	—(c)	—(c)	—(c)	—(c)	—(c)

Net Asset Value, End of Year	$10.78	$10.63	$10.74	$10.85	$11.37

Total Return	3.99%	1.01%	2.66%	(0.72)%	5.42%

Net Assets at End of Year (000’s Omitted)	$137,900	$140,006	$207,371	$241,543	$292,556

Ratios to Average Net Assets:
Net Investment Income (Loss)(d)	1.92%	1.78%	1.54%	1.66%	2.15%
Net Expenses(e)	0.43%	0.45%	0.52%	0.52%	0.50%
Gross Expenses(b)(e)	0.50%	0.50%	0.52%	0.52%	0.50%

Portfolio Turnover Rate	68%	130%	162%	111%	75%

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
(d)
The Net Investment Income (Loss) ratio includes income actually earned by the Fund from its investments in fixed income securities as well as from dividend distributions made to it by the underlying investment companies in which it invests, as disclosed on the Statement of Operations and in further detail within the “Investments in Affiliates – Intermediate Income Fund” section of the Annual Report to Shareholders. The Net Investment Income ratio does not include any other pro-rata amounts of the net investment income of the underlying investment companies in which it invests.

(e)
The Gross and Net Expense ratios include the actual gross and net expenses incurred by the Fund as disclosed on the Statement of Operations.  The Gross and Net Expense ratios do not include any other pro-rata amounts of expenses incurred by the underlying investment companies in which the Fund invests (known as Acquired Fund Fees and Expenses).  For further details regarding the expenses waived in this Fund, refer to the “Investments in Affiliates – Intermediate Income Fund” section of the Annual Report to Shareholders.

*	Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

Table of Contents - Prospectus

Financial Highlight

BROWN ADVISORY INTERMEDIATE INCOME FUND

ADVISOR SHARES
	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net Asset Value, Beginning of Year	$10.42	$10.53	$10.65	$11.16	$11.08

Net Investment Income (Loss)(a)	0.17	0.16	0.14	0.16	0.22
Net Realized and Unrealized Gains (Losses)	0.21	(0.08)	0.11	(0.25)	0.35

Total from Investment Operations	$0.38	$0.08	$0.25	$(0.09)	$0.57

Distributions:
from Net Investment Income	(0.18)	(0.19)	(0.15)	(0.22)	(0.23)
from Net Realized Gains	(0.06)	—	(0.22)	(0.20)	(0.26)

Total Distributions to Shareholders	$(0.24)	$(0.19)	$(0.37)	$(0.42)	$(0.49)

Redemption fees(a)	—	—	—	—	—(c)

Net Asset Value, End of Year	$10.56	$10.42	$10.53	$10.65	$11.16

Total Return	3.71%	0.78%	2.36%	(0.87)%	5.21%

Net Assets at End of Year (000’s Omitted)	$8,972	$9,608	$12,613	$16,149	$19,540

Ratios to Average Net Assets:
Net Investment Income(d)	1.67%	1.53%	1.29%	1.43%	1.94%
Net Expenses(e)	0.68%	0.70%	0.77%	0.75%	0.71%
Gross Expenses(b)(e)	0.75%	0.75%	0.77%	0.75%	0.71%

Portfolio Turnover Rate	68%	130%	162%	111%	75%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
(d)
The Net Investment Income (Loss) ratio includes income actually earned by the Fund from its investments in fixed income securities as well as from dividend distributions made to it by the underlying investment companies in which it invests, as disclosed on the Statement of Operations and in further detail within the “Investments in Affiliates – Intermediate Income Fund” section of the Annual Report to Shareholders. The Net Investment Income ratio does not include any other pro-rata amounts of the net investment income of the underlying investment companies in which it invests.

(e)
The Gross and Net Expense ratios include the actual gross and net expenses incurred by the Fund as disclosed on the Statement of Operations.  The Gross and Net Expense ratios do not include any other pro-rata amounts of expenses incurred by the underlying investment companies in which the Fund invests (known as Acquired Fund Fees and Expenses).  For further details regarding the expenses waived in this Fund, refer to the “Investments in Affiliates – Intermediate Income Fund” section of the Annual Report to Shareholders.

Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY TOTAL RETURN FUND

	Year/Period Ended:
	June 30, 2016	June 30, 2015(e)
INSTITUTIONAL SHARES

Net Asset Value, Beginning of Year/Period	$9.83	$10.00

Net Investment Income (Loss)(a)	0.25	0.13
Net Realized and Unrealized Gains (Losses)	0.37	(0.19)

Total from Investment Operations	$0.62	$(0.06)

Distributions:
from Net Investment Income	(0.27)	(0.11)

Total Distributions to Shareholders	$(0.27)	$(0.11)

Redemption fees(a)	—	—

Net Asset Value, End of Year/Period	$10.18	$9.83

Total Return	6.46%	(0.60)%(b)

Net Assets at End of Year/Period (000’s Omitted)	$83,854	$73,735

Ratios to Average Net Assets;
Net Investment Income (Loss)	2.55%	1.89%(c)
Net Expenses	0.51%	0.54%(c)
Gross Expenses(d)	0.51%	0.54%(c)

Portfolio Turnover Rate	218%	235%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expenses reimbursements.
(e)	Commenced operations on October 30, 2014. The information presented is for the period from October 30, 2014 to June 30, 2015.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY TOTAL RETURN FUND

	Year/Period Ended:
	June 30, 2016	June 30, 2015(e)
INVESTOR SHARES

Net Asset Value, Beginning of Period	$9.83	$10.00

Net Investment Income(a)	0.25	0.12
Net Realized and Unrealized Losses	0.37	(0.18)

Total from Investment Operations	$0.62	$(0.06)

Distributions:
from Net Investment Income	(0.27)	(0.11)

Total Distributions to Shareholders	$(0.27)	$(0.11)

Redemption fees(a)	—	—

Net Asset Value, End of Period	$10.18	$9.83

Total Return	6.40%	(0.63)%(b)

Net Assets at End of Period (000’s Omitted)	$1,957	$9,081

Ratios to Average Net Assets:
Net Investment Income	2.50%	1.84%(c)
Net Expenses	0.56%	0.59%(c)
Gross Expenses(d)	0.56%	0.59%(c)

Portfolio Turnover Rate	218%	235%(b)

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Commenced operations on October 31, 2014. The information presented is for the period from October 31, 2014 to June 30, 2015.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY STRATEGIC BOND FUND

	Period Ended:
	June 30, 2016	June 30, 2015(f)
INVESTOR SHARES

Net Asset Value, Beginning of Year/Period	$9.83	$10.07

Net Investment Income(a)	0.30	0.16
Net Realized and Unrealized Gains (Losses)	(0.19)	(0.35)

Total from Investment Operations	$0.11	$(0.19)

Distributions:
from Net Investment Income	(0.47)	(0.05)

Total Distributions to Shareholders	$(0.47)	$(0.05)

Redemption fees(a)	—	—

Net Asset Value, End of Year/Period	$9.47	$9.83

Total Return	1.18%	(1.85)%(b)

Net Assets at End of Year/Period (000’s Omitted)	$39,211	$59,680

Ratios to Average Net Assets:
Net Investment Income (Loss)	3.21%	2.42%(c)
Net Expenses	0.70%	0.70%(c)
Gross Expenses(d)	0.73%	0.72%(c)

Portfolio Turnover Rate	288%	317%(e)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Reflects portfolio turnover at Fund level for the year ended June 30, 2015.
(f)	Commenced operations on October 31, 2014. The information presented is for the period from October 31, 2014 to June 30, 2015.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY STRATEGIC BOND FUND

ADVISOR SHARES
		Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012(g)

Net Asset Value, Beginning of Year/Period	$9.82	$10.04	$9.68	$9.68	$10.00

Net Investment Income (Loss)(a)	0.28	0.19	(0.01)	(0.09)	(0.04)
Net Realized and Unrealized Gains (Losses)	(0.20)	(0.37)	0.42	0.29	(0.27)

Total from Investment Operations	$0.08	$(0.18)	$0.41	$0.20	$(0.31)

Distributions from:
Net Investment Income	(0.43)	(0.04)	(0.05)	(0.20)	(0.01)

Total Distributions to Shareholders	$(0.43)	$(0.04)	$(0.05)	$(0.20)	$(0.01)

Redemption fees(a)	—	—	—	—(e)	—(e)

Net Asset Value, End of Year/Period	$9.47	$9.82	$10.04	$9.68	$9.68

Total Return	0.84%	(1.80)%	4.22%	2.09%	(3.09)%(b)

Net Assets at End of Year/Period (000’s Omitted)	$865	$1,692	$24,399	$25,570	$29,541

Ratios to Average Net Assets:
Net Investment Income (Loss)	2.96%	1.91%	(0.07)%	(0.87)%	(0.56)%(c)
Net Expenses	0.95%	1.21%(f)	1.33%	1.40%	1.40%(c)
Gross Expenses(d)	0.98%	1.22%(f)	1.33%	1.40%	1.40%(c)

Portfolio Turnover Rate	288%	317%	1010%	992%	1,290%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)
On October 31, 2015, the expense cap for this share class was lowered to 0.95%. For the period from October 31, 2014 to June 30, 2015, the net and gross expense ratios were 0.95% and 0.97%, respectively.

(g)	Commenced operations on September 30, 2011. The information presented is for the period from September 30, 2011 to June 30, 2012.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY MARYLAND BOND FUND

INVESTOR SHARES*
	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net Asset Value, Beginning of Year	$10.65	$10.82	$10.81	$11.06	$10.85

Net Investment Income (Loss)(a)	0.23	0.18	0.21	0.21	0.25
Net Realized and Unrealized Gains (Losses)	0.32	(0.12)	0.10	(0.23)	0.26

Total from Investment Operations	$0.55	$0.06	$0.31	$(0.02)	$0.51

Distributions from:
Net Investment Income	(0.23)	(0.18)	(0.21)	(0.21)	(0.25)
Net Realized Gains	(0.05)	(0.05)	(0.09)	(0.02)	(0.05)

Total Distributions to Shareholders	$(0.28)	$(0.23)	$(0.30)	$(0.23)	$(0.30)

Redemption fees(a)	—	—(c)	—	—(c)	—(c)

Net Asset Value, End of Year	$10.92	$10.65	$10.82	$10.81	$11.06

Total Return	5.24%	0.58%	2.94%	(0.25)%	4.69%

Net Assets at End of Year (000’s Omitted)	$183,705	$199,469	$205,717	$252,166	$250,087

Ratios to Average Net Assets:
Net Investment Income (Loss)	2.12%	1.66%	1.99%	1.86%	2.23%
Net Expenses	0.48%	0.49%	0.52%	0.52%	0.51%
Gross Expenses(b)	0.48%	0.49%	0.52%	0.52%	0.51%

Portfolio Turnover Rate	80%	61%	56%	30%	16%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
*	Prior to October 19, 2012, Investor Shares were known as Institutional Shares.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY TAX EXEMPT BOND FUND*

INVESTOR SHARES
	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013

Net Asset Value, Beginning of Year	$9.93	$10.03	$9.84	$10.00

Net Investment Income (Loss)(a)	0.25	0.18	0.19	0.13
Net Realized and Unrealized Gains (Losses)	0.33	(0.10)	0.19	(0.12)

Total from Investment Operations	$0.58	$0.08	$0.38	$0.01

Distributions from:
Net Investment Income	(0.25)	(0.18)	(0.19)	(0.13)
Net Realized Gains	—	—	—(c)	(0.04)

Total Distributions to Shareholders	$(0.25)	$(0.18)	$(0.19)	$(0.17)

Redemption fees(a)	—	—(c)	—	—(c)

Net Asset Value, End of Year	$10.26	$9.93	$10.03	$9.84

Total Return	5.94%	0.78%	3.94%	0.03%

Net Assets at End of Year (000’s Omitted)	$233,675	$224,154	$205,177	$161,891

Ratios to Average Net Assets:
Net Investment Income (Loss)	2.51%	1.78%	1.96%	1.35%
Net Expenses	0.49%	0.50%	0.52%	0.55%
Gross Expenses(b)	0.49%	0.50%	0.52%	0.55%

Portfolio Turnover Rate	119%	109%	157%	87%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
*
Commenced operations on June 29, 2012. No financial highlights are presented for the period from June 29, 2012 to June 30, 2012, as the Fund did not make any investments, earn any income or incur any expenses during the period.

Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY MORTGAGE SECURITIES FUND

INSTITUTIONAL SHARES

	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014(e)

Net Asset Value, Beginning of Year/Period	$10.06	$10.16	$10.15

Net Investment Income (Loss)(a)	0.22	0.27	0.03
Net Realized and Unrealized Gains (Losses)	0.21	0.01	0.02

Total from Investment Operations	$0.43	$0.28	$0.05

Distributions from:
Net Investment Income	(0.25)	(0.30)	(0.04)
Net Realized Gains	(0.04)	(0.08)	—

Total Distributions to Shareholders	$(0.29)	$(0.38)	$(0.04)

Redemption fees(a)	—	—	—

Net Asset Value, End of Year/Period	$10.20	$10.06	$10.16

Total Return	4.32%	2.74%	0.49%(b)

Net Assets at End of Year/Period (000’s Omitted)	$377,908	$206,299	$131,415

Ratios to Average Net Assets:
Net Investment Income (Loss)	2.12%	2.68%	1.98%(c)
Net Expenses	0.45%	0.47%	0.52%(c)
Gross Expenses(d)	0.45%	0.47%	0.52%(c)

Portfolio Turnover Rate	244%	147%	88%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Commenced operations on May 13, 2014. The information presented is for the period from May 13, 2014 to June 30, 2014.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY MORTGAGE SECURITIES FUND

INVESTOR SHARES

	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014(e)

Net Asset Value, Beginning of Year/Period	$10.06	$10.16	$10.00

Net Investment Income (Loss)(a)	0.21	0.27	0.10
Net Realized and Unrealized Gains (Losses)	0.22	—	0.16

Total from Investment Operations	$0.43	$0.27	$0.26

Distributions from:
Net Investment Income	(0.24)	(0.29)	(0.10)
Net Realized Gains	(0.04)	(0.08)	—

Total Distributions to Shareholders	$(0.28)	$(0.37)	$(0.10)

Redemption fees(a)	—	—	—

Net Asset Value, End of Year/Period	$10.21	$10.06	$10.16

Total Return	4.33%	2.68%	2.62%(b)

Net Assets at End of Year/Period (000’s Omitted)	$1,793	$28,649	$67,776

Ratios to Average Net Assets:
Net Investment Income (Loss)	2.07%	2.63%	1.93%(c)
Net Expenses	0.50%	0.52%	0.57%(c)
Gross Expenses(d)	0.50%	0.52%	0.57%(c)

Portfolio Turnover Rate	244%	147%	88%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Commenced operations on December 26, 2013. The information presented is for the period from December 26, 2013 to June 30, 2014.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY – WMC STRATEGIC EUROPEAN EQUITY FUND

INSTITUTIONAL SHARES

	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014(f)

Net Asset Value, Beginning of Year/Period	$10.20	$10.46	$10.00

Net Investment Income (Loss)(a)	0.13	0.14	0.14
Net Realized and Unrealized Gains (Losses)	(0.40)	(0.29)	0.32

Total from Investment Operations	$(0.27)	$(0.15)	$0.46

Distributions from:
Net Investment Income	(0.03)	(0.11)	—

Total Distributions to Shareholders	$(0.03)	(0.11)	$−−

Redemption fees(a)	—(e)	—	—

Net Asset Value, End of Year/Period	$9.90	$10.20	$10.46

Total Return	(2.68)%	(1.42)%	4.60%(b)

Net Assets at End of Year/Period (000’s Omitted)	$1,059,870	$240,182	$202,616

Ratios to Average Net Assets:
Net Investment Income (Loss)	1.30%	1.35%	2.01%(c)
Net Expenses	1.11%	1.13%	1.23%(c)
Gross Expenses(d)	1.11%	1.13%	1.23%(c)

Portfolio Turnover Rate	31%	48%	25%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on October 21, 2013. The information presented is for the period from October 21, 2013 to June 30, 2014.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY – WMC STRATEGIC EUROPEAN EQUITY FUND

INVESTOR SHARES
	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014(f)

Net Asset Value, Beginning of Year/Period	$10.19	$10.45	$10.00

Net Investment Income (Loss)(a)	0.12	0.12	0.13
Net Realized and Unrealized Gains (Losses)	(0.41)	(0.29)	0.32

Total from Investment Operations	$(0.29)	$(0.17)	$0.45

Distributions from:
Net Investment Income	—	(0.09)	—

Total Distributions to Shareholders	$—	$(0.09)	$−−

Redemption fees(a)	—	—(e)	—

Net Asset Value, End of Year/Period	$9.90	$10.19	$10.45

Total Return	(2.85)%	(1.56)%	4.50%(b)

Net Assets at End of Year/Period (000’s Omitted)	$13,031	$25,840	$18,011

Ratios to Average Net Assets:
Net Investment Income (Loss)	1.15%	1.20%	1.86%(c)
Net Expenses	1.26%	1.28%	1.38%(c)
Gross Expenses(d)	1.26%	1.28%	1.38%(c)

Portfolio Turnover Rate	31%	48%	25%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on October 21, 2013. The information presented is for the period from October 21, 2013 to June 30, 2014.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY – WMC STRATEGIC EUROPEAN EQUITY FUND

ADVISOR SHARES

	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014(f)

Net Asset Value, Beginning of Year/Period	$10.17	$10.44	$10.00

Net Investment Income (Loss)(a)	0.09	0.10	0.11
Net Realized and Unrealized Gains (Losses)	(0.41)	(0.29)	0.33

Total from Investment Operations	$(0.32)	$(0.19)	$0.44

Distributions from:
Net Investment Income	—	(0.08)	—

Total Distributions to Shareholders	$—	$(0.08)	$—

Redemption fees(a)	—	−−(e)	—

Net Asset Value, End of Year/Period	$9.85	$10.17	$10.44

Total Return	(3.15)%	(1.78)%	4.40%(b)

Net Assets at End of Year/Period (000’s Omitted)	$745	$1,076	$240

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.90%	0.95%	1.61%(c)
Net Expenses	1.51%	1.53%	1.63%(c)
Gross Expenses(d)	1.51%	1.53%	1.63%(c)

Portfolio Turnover Rate	31%	48%	25%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on October 21, 2013. The information presented is for the period from October 21, 2013 to June 30, 2014.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY – WMC JAPAN ALPHA OPPORTUNITIES FUND

INSTITUTIONAL SHARES

	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014(f)

Net Asset Value, Beginning of Year/Period	$12.83	$10.50	$10.00

Net Investment Income (Loss)(a)	0.06	0.05	0.05
Net Realized and Unrealized Gains (Losses)	(2.91)	2.86	0.45

Total from Investment Operations	$(2.85)	$2.91	$0.50

Distributions from:
Net Investment Income	(0.95)	(0.51)	—
Realized Gains	(0.20)	(0.07)	—

Total Distributions to Shareholders	$(1.15)	$(0.58)	$—

Redemption fees(a)	—(e)	—(e)	—

Net Asset Value, End of Year/Period	$8.83	$12.83	$10.50

Total Return	(24.02)%	28.62%	5.00%(b)

Net Assets at End of Year/Period (000’s Omitted)	$1,828,840	$1,582,214	$1,080,717

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.53%	0.41%	1.59%(c)
Net Expenses	1.14%	1.15%	1.21%(c)
Gross Expenses(d)	1.14%	1.15%	1.21%(c)

Portfolio Turnover Rate	105%	70%	26%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on March 4, 2014. The information presented is for the period from March 4, 2014 to June 30, 2014.

Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY – WMC JAPAN ALPHA OPPORTUNITIES FUND

INVESTOR SHARES

	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014(f)

Net Asset Value, Beginning of Year/Period	$12.82	$10.49	$10.00

Net Investment Income (Loss)(a)	0.04	0.03	0.05
Net Realized and Unrealized Gains (Losses)	(2.91)	2.87	0.44

Total from Investment Operations	$(2.87)	$2.90	$0.49

Distributions from:
Net Investment Income	(0.94)	(0.50)	—
Realized Gains	(0.20)	(0.07)	—

Total Distributions to Shareholders	$(1.14)	$(0.57)	$—

Redemption fees(a)	—(e)	—(e)	—

Net Asset Value, End of Year/Period	$8.81	$12.82	$10.49

Total Return	(24.20)%	28.57%	4.90%(b)

Net Assets at End of Year/Period (000’s Omitted)	$1,595	$25,628	$4,522

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.38%	0.26%	1.44%(c)
Net Expenses	1.29%	1.30%	1.36%(c)
Gross Expenses(d)	1.29%	1.30%	1.36%(c)

Portfolio Turnover Rate	105%	70%	26%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on March 4, 2014. The information presented is for the period from March 4, 2014 to June 30, 2014.

Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY – WMC JAPAN ALPHA OPPORTUNITIES FUND

ADVISOR SHARES

	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014(f)

Net Asset Value, Beginning of Year/Period	$12.79	$10.48	$10.00

Net Investment Income (Loss)(a)	0.01	—	0.04
Net Realized and Unrealized Gains (Losses)	(2.90)	2.87	0.44

Total from Investment Operations	$(2.89)	$2.87	$0.48

Distributions from:
Net Investment Income	(0.92)	(0.49)	—
Realized Gains	(0.20)	(0.07)	—

Total Distributions to Shareholders	$(1.12)	$(0.56)	$—

Redemption fees(a)	—(e)	—	—

Net Asset Value, End of Year/Period	$8.78	$12.79	$10.48

Total Return	(24.39)%	28.22%	4.80%(b)

Net Assets at End of Year/Period (000’s Omitted)	$687	$1,670	$59

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.13%	0.01%	1.19%(c)
Net Expenses	1.54%	1.55%	1.61%(c)
Gross Expenses(d)	1.54%	1.55%	1.61%(c)

Portfolio Turnover Rate	105%	70%	26%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on March 4, 2014. The information presented is for the period from March 4, 2014 to June 30, 2014.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY – SOMERSET EMERGING MARKETS FUND

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013(f)

Net Asset Value, Beginning of Year/Period	$9.74	$10.22	$9.52	$10.00

Net Investment Income (Loss)(a)	0.13	0.13	0.20	0.12
Net Realized and Unrealized Gains (Losses)	(1.05)	(0.46)	0.61	(0.60)

Total from Investment Operations	$(0.92)	$(0.33)	$0.81	$(0.48)

Distributions from:
Net Investment Income	(0.09)	(0.15)	(0.11)	— (e)

Total Distributions to Shareholders	$(0.09)	$(0.15)	$(0.11)	$—(e)

Redemption fees(a)	—	—	—	— (e)

Net Asset Value, End of Year/Period	$8.73	$9.74	$10.22	$9.52

Total Return	(9.40)%	(3.22)%	8.62%	(4.77)%(b)

Net Assets at End of Year/Period (000’s Omitted)	$319,993	$268,530	$193,676	$122,515

Ratios to Average Net Assets:
Net Investment Income (Loss)	1.56%	1.31%	2.08%	2.17%(c)
Net Expenses	1.17%	1.22%	1.25%	1.41%(c)
Gross Expenses(d)	1.17%	1.22%	1.25%	1.41%(c)

Portfolio Turnover Rate	19%	22%	19%	19%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on December 12, 2012. The information presented is for the period from December 12, 2012 to June 30, 2013.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY – SOMERSET EMERGING MARKETS FUND

INVESTOR SHARES
	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013(f)

Net Asset Value, Beginning of Year/Period	$9.73	$10.21	$9.51	$10.00

Net Investment Income (Loss)(a)	0.12	0.11	0.19	0.11
Net Realized and Unrealized Gains (Losses)	(1.06)	(0.45)	0.61	(0.60)

Total from Investment Operations	$(0.94)	$(0.34)	$0.80	$(0.49)

Distributions from:
Net Investment Income	(0.08)	(0.14)	(0.10)	—(e)

Total Distributions to Shareholders	$(0.08)	$(0.14)	$(0.10)	$—(e)

Redemption fees(a)	—(e)	—	—	—

Net Asset Value, End of Year/Period	$8.71	$9.73	$10.21	$9.51

Total Return	(9.60)%	(3.33)%	8.51%	(4.87)%(b)

Net Assets at End of Year/Period (000’s Omitted)	$196,841	$155,919	$24,291	$11,695

Ratios to Average Net Assets:
Net Investment Income (Loss)	1.41%	1.16%	1.93%	2.02%(c)
Net Expenses	1.32%	1.37%	1.40%	1.56%(c)
Gross Expenses(d)	1.32%	1.37%	1.40%	1.56%(c)

Portfolio Turnover Rate	19%	22%	19%	19%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on December 12, 2012. The information presented is for the period from December 12, 2012 to June 30, 2013.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY – SOMERSET EMERGING MARKETS FUND

ADVISOR SHARES
	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013(f)

Net Asset Value, Beginning of Year/Period	$9.70	$10.18	$9.49	$10.00

Net Investment Income (Loss)(a)	0.10	0.09	0.16	0.10
Net Realized and Unrealized Gains (Losses)	(1.05)	(0.46)	0.61	(0.61)

Total from Investment Operations	$(0.95)	$(0.37)	$0.77	$(0.51)

Distributions from:
Net Investment Income	(0.02)	(0.11)	(0.08)	—(e)

Total Distributions to Shareholders	$(0.02)	$(0.11)	$(0.08)	$—(e)

Redemption fees(a)	—	—	—	—

Net Asset Value, End of Year/Period	$8.73	$9.70	$10.18	$9.49

Total Return	(9.82)%	(3.60)%	8.19%	(5.07)%(b)

Net Assets at End of Year/Period (000’s Omitted)	$281	$942	$533	$990

Ratios to Average Net Assets:
Net Investment Income (Loss)	1.16%	0.91%	1.68%	1.77%(c)
Net Expenses	1.57%	1.62%	1.65%	1.81%(c)
Gross Expenses(d)	1.57%	1.62%	1.65%	1.81%(c)

Portfolio Turnover Rate	19%	22%	19%	19%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on December 12, 2012. The information presented is for the period from December 12, 2012 to June 30, 2013.

Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY EMERGING MARKETS SMALL-CAP FUND

	Year/Period Ended:
	June 30, 2016	June 30, 2015(e)
INSTITUTIONAL SHARES

Net Asset Value, Beginning of Year/Period	$11.70	$10.00

Net Investment Income (Loss)(a)	—	0.02
Net Realized and Unrealized Gains (Losses)	(2.10)	1.68

Total from Investment Operations	$(2.10)	$1.70

Distributions from:
Net Realized Gains	(0.42)	—
Total Distributions to Shareholders	$(0.42)	$—

Redemption fees(a)	—	—

Net Asset Value, End of Year/Period	$9.18	$11.70

Total Return	(18.16)%	17.00%(b)

Net Assets at End of Year/Period (000’s Omitted)	$212,344	$187,901

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.03)%	0.27%(c)
Net Expenses	1.51%	1.83%(c)
Gross Expenses(d)	1.51%	1.83%(c)

Portfolio Turnover Rate	126%	89%(b)

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Commenced operations on November 21, 2014. The information presented is for the period from November 21, 2014 to June 30, 2015.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY EMERGING MARKETS SMALL-CAP FUND

	Period/Year Ended:
	June 30, 2016	June 30, 2015(f)
INVESTOR SHARES

Net Asset Value, Beginning of Year/Period	$11.69	$10.00

Net Investment Income (Loss)(a)	(0.02)	0.01
Net Realized and Unrealized Gains (Losses)	(2.10)	1.68

Total from Investment Operations	$(2.12)	$1.69

Distribution from:
Net Realized Gains	(0.42)	—
Total Distributions to Shareholders	$(0.42)	—

Redemption fees(a)	—(e)	—

Net Asset Value, End of Year/Period	$9.15	$11.69

Total Return	(18.35)%	16.90%(b)

Net Assets at End of Year/Period (000’s Omitted)	$5,633	$18,992

Ratios to Average Net Assets:
Net Investment Income	(0.18)%	0.12%(c)
Net Expenses	1.66%	1.98%(c)
Gross Expenses(d)	1.66%	1.98%(c)

Portfolio Turnover Rate	126%	89%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on November 21, 2014. The information presented is for the period from November 21, 2014 to June 30, 2015.

Table of Contents - Prospectus

At Brown Advisory, we believe that you deserve frank and open communication on all aspects of our relationship. In this spirit, we provide this annual summary of our policies relating to confidentiality and privacy of client information, mutual funds, conflicts of interest, trading commissions, proxy voting and Form ADV annual notice.

CONFIDENTIALITY AND PRIVACY POLICY

Brown Advisory takes the confidentiality of your personal information and the privacy of your account very seriously. Our commitment to safeguard your personal information goes beyond our legal obligation to process your transactions accurately and securely. Whether we serve you online, in person, on the telephone or by mail, the principles that guide the way in which we conduct business are built upon the core values of trust and integrity.

We limit access to your personal information to only those employees with a business reason to know such information. We train and consistently remind all employees to respect client privacy and to recognize the importance of the confidentiality of such information. Those who violate our privacy policy are subject to disciplinary action. This commitment also applies to the sharing of information among Brown Advisory and its affiliates.

We maintain physical, electronic and procedural safeguards that comply with applicable laws and regulations to protect your personal information, including various measures to protect your personal information while it is stored electronically.

Federal law requires us to inform you that we have on record personal information about you and that we obtain such information from you directly (e.g., information you provide to us on account applications and other forms, such as your name, address, social security number, occupation, assets and income) and indirectly (e.g., information on our computer systems about your transactions with us, such as your account balance and account holdings). Any personal information you choose to provide is kept confidential and allows us to: (i) provide better and more complete investment and strategic advice; (ii) develop new services that meet additional needs you may have; and, (iii) comply with legal and regulatory requirements.

In addition, in the normal conduct of our business, it may become necessary for us to share information relating to our clients that we have on record, as described above, with companies not affiliated with us who are under contract to perform services on our behalf. For example, we have contracted with companies to assist us in complying with anti-terrorist and anti-money laundering statutory requirements (including the identification and reporting of activities that may involve terrorist acts or money laundering activities), companies that provide clearing services, and other vendors that provide services directly related to your account relationship with us. Our agreements with these companies require that they keep your information confidential and not use such information for any unrelated purpose.

We do not sell information about you to third parties, and we do not otherwise disclose information to third parties without your permission or unless required by law.
Table of Contents - Prospectus
PN-1

FOR MORE INFORMATION

Annual/Semi-Annual Reports
The annual and semi-annual reports provide additional information about each Fund’s investments, as well as the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected each Fund’s performance during the last fiscal year.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about each Fund and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund
You can get free copies of the Prospectus, SAI and annual/semi-annual reports or other information by visiting the Funds’ website at www.brownadvisoryfunds.com or by contacting the Funds at:

Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
800-540-6807 (toll free) or 414-203-9064

Securities and Exchange Commission Information
You can also review each Fund’s annual/semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission (“SEC”). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by visiting the SEC’s website www.sec.gov or e-mailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549
E-mail address: publicinfo@sec.gov

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207	Investment Company Act File No. 811-22708
Table of Contents - Prospectus

BROWN ADVISORY GROWTH EQUITY FUND Institutional Shares (BAFGX) Investor Shares (BIAGX) Advisor Shares (BAGAX)	BROWN ADVISORY TOTAL RETURN FUND Institutional Shares (BAFTX) Investor Shares (BIATX) Advisor Shares (Not Available for Sale)
BROWN ADVISORY FLEXIBLE EQUITY FUND Institutional Shares (BAFFX) Investor Shares (BIAFX) Advisor Shares (BAFAX)	BROWN ADVISORY STRATEGIC BOND FUND Institutional Shares (Not Available for Sale) Investor Shares (BIABX) Advisor Shares (BATBX)
BROWN ADVISORY EQUITY INCOME FUND Institutional Shares (BAFDX) Investor Shares (BIADX)	BROWN ADVISORY MARYLAND BOND FUND Institutional Shares (Not Available for Sale) Investor Shares (BIAMX) Advisor Shares (Not Available for Sale)
BROWN ADVISORY SUSTAINABLE GROWTH FUND Institutional Shares (BAFWX) Investor Shares (BIAWX) Advisor Shares (BAWAX)	BROWN ADVISORY TAX EXEMPT BOND FUND Institutional Shares (Not Available for Sale) Investor Shares (BIAEX) Advisor Shares (Not Available for Sale)
BROWN ADVISORY SMALL-CAP GROWTH FUND Institutional Shares (BAFSX) Investor Shares (BIASX) Advisor Shares (BASAX)	BROWN ADVISORY MORTGAGE SECURITIES FUND Institutional Shares (BAFZX) Investor Shares (BIAZX) Advisor Shares (Not Available for Sale)
BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND Institutional Shares (BAUUX) Investor Shares (BIAUX) Advisor Shares (BAUAX)	BROWN ADVISORY – WMC STRATEGIC EUROPEAN EQUITY FUND Institutional Shares (BAFHX) Investor Shares (BIAHX) Advisor Shares (BAHAX)
BROWN ADVISORY GLOBAL LEADERS FUND Institutional Shares (Not Available for Sale) Investor Shares (BIALX) Advisor Shares (Not Available for Sale)	BROWN ADVISORY – WMC JAPAN ALPHA OPPORTUNITIES FUND Institutional Shares (BAFJX) Investor Shares (BIAJX) Advisor Shares (BAJAX)
BROWN ADVISORY INTERMEDIATE INCOME FUND Institutional Shares (Not Available for Sale) Investor Shares (BIAIX) Advisor Shares (BAIAX)	BROWN ADVISORY − SOMERSET EMERGING MARKETS FUND Institutional Shares (BAFQX) Investor Shares (BIAQX) Advisor Shares (BAQAX)
BROWN ADVISORY EMERGING MARKETS SMALL-CAP FUND Institutional Shares (BAFNX) Investor Shares (BIANX) Advisor Shares (Not Available for Sale)
Table of Contents - Prospectus

Prospectus October 31, 2016

BROWN ADVISORY VALUE EQUITY FUND
Institutional Shares (BAFVX)
Investor Shares (BIAVX)
Advisor Shares (BAVAX)

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Section
This important section summarizes the Fund’s objectives, strategies, fees, risks, portfolio turnover, portfolio manager, your account and other information.

Details About the Fund’s Investment Strategies
This section provides details about the Fund’s investment strategies.

Table of Investment Terms

Principal Investment Risks
This section provides details about the Fund’s principal investment risks.

Management
Review this section for information about Brown Advisory LLC (the “Adviser”), and the people who manage the Fund.

Choosing a Share Class
This section explains the differences between each class of shares and the applicable fees and sales charges.

Your Account
This section explains how shares are valued and how you can purchase and sell
Fund Shares.

Distributions and Taxes
This section provides details about dividends, distributions and taxes.

Financial Highlights
Review this section for details on selected financial statements of the Fund.
Summary Section	2

Additional Information about the Fund’s Principal Investment Strategies	8

Principal Risks	10

Management	15
The Adviser	15
Portfolio Managers	15
Other Service Providers	16
Fund Expenses	16

Choosing a Share Class	18
Class Comparison	18
Rule 12b-1 Distribution Fees	19
Shareholder Service Fees	19
Additional Payments to Dealers	19

Your Account	21
How to Contact the Fund	21
General Information	21
How to Buy Shares	24
How to Sell Shares	28
Exchange Privileges	31
Account and Transaction Policies	32

Distributions and Taxes	37
Distributions	37
Taxes	37

Index Description	39

Financial Highlights	40

Table of Contents - Prospectus (Value Equity Fund)

Summary Section

Summary Section

Brown Advisory Value Equity Fund
Institutional Shares (BAFVX)
Investor Shares (BIAVX)
Advisor Shares (BAVAX)

Investment Objective

The Brown Advisory Value Equity Fund (the “Fund”) seeks to achieve capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.17%	0.17%	0.17%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.78%	0.93%	1.18%
(1) Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$80	$249	$433	$966
Investor Shares	$95	$296	$515	$1,143
Advisor Shares	$120	$375	$649	$1,432

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Summary Section – Brown Advisory Value Equity Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Fund was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in a portfolio of domestic equity securities of companies with medium to large market capitalization. The Fund invests primarily in securities of medium and large market capitalization companies that the Adviser believes to be mispriced relative to the underlying value of a company’s earnings power and assets. Medium and large market capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $2 billion at the time of purchase.  When selecting value securities, the Adviser combines a highly disciplined approach to securities valuation with an emphasis on companies that have attractive underlying fundamentals.  The Adviser focuses on companies that it believes are financially strong, have a demonstrable record of self-funded growth, and are led by capable, proven, shareholder-sensitive management.  The Fund invests primarily in equity securities of companies that the Adviser believes have attractive underlying fundamentals, are generally capable of sustaining long-term growth rates at or above the market averages, and are believed to be mispriced relative to the underlying value of a company’s earnings power and assets.  Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).  The Adviser may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund may invest up to 20% of its net assets in foreign securities including in emerging markets.

The Adviser may sell a security or reduce its position if:

•	It has reached its target price;
•	Its present reward to risk ratio is unattractive;
•	A more attractively priced security is found; or
•	The company’s fundamentals deteriorate in a material, long-term manner.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

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Summary Section – Brown Advisory Value Equity Fund

•	American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

•	Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•	Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

•	Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

•	ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•	Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

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Summary Section – Brown Advisory Value Equity Fund

•	Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.

•	REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•	Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year.  The table shows how the average annual returns of the Investor Shares, Advisor Shares and Institutional Shares for 1, 5 and 10 year periods compare to a broad-based market index and secondary index provided to offer a broader market perspective.

The Fund is the successor to the investment performance of the Brown Advisory Value Equity Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012.  Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund.  The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800‑540‑6807 (toll free).

Brown Advisory Value Equity Fund – Investor Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2016 was 6.26%.  During the periods shown in the chart, the highest quarterly return was 18.04% (for the quarter ended September 30, 2009) and the lowest quarterly return was -23.99% (for the quarter ended December 31, 2008).

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Summary Section – Brown Advisory Value Equity Fund

Brown Advisory Value Equity Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	5 Years	10 Years
Investor Shares
– Return Before Taxes	-7.48%	7.69%	4.63%
– Return After Taxes on Distributions	-10.63%	6.51%	3.73%
– Return After Taxes on Distributions and Sale of Fund Shares	-1.92%	5.98%	3.65%
Advisor Shares
– Return Before Taxes	-7.74%	7.41%	4.23%
Institutional Shares
– Return Before Taxes	-7.37%	7.85%	4.78%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-3.83%	11.27%	6.16%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

NOTE:  The Value Equity Fund offers three classes of shares.  Investor Shares commenced operations on January 28, 2003 as part of the Predecessor Fund, Advisor Shares commenced operations on April 25, 2006 as part of the Predecessor Fund, and Institutional Shares commenced operations on October 19, 2012.  Performance shown prior to inception of the Advisor Shares and Institutional Shares is based on the performance of Investor Shares, adjusted for the higher expenses applicable to Advisor Shares and lower expenses applicable to Institutional Shares.  Prior to July 1, 2011, the Advisor Shares were known as A Shares.   Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Shares only.  After-tax returns for Advisor Shares and Institutional Shares will vary.

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Summary Section – Brown Advisory Value Equity Fund

Management

Investment Adviser	Portfolio Manager
Brown Advisory LLC	Doron S. Eisenberg, CFA, and Michael L. Foss, CFA, have been Portfolio Managers of the Fund since 2015.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com.  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information about the Fund’s Principal Investment Strategies

Brown Advisory Value Equity Fund

Principal Investment Strategies

The Brown Advisory Value Equity Fund seeks to achieve capital appreciation.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities (principally common stock) of domestic companies with medium to large market capitalizations (“80% Policy”). The Fund invests primarily in securities of medium and large market capitalization companies that the Adviser believes to be mispriced relative to the underlying value of a company’s earnings power and assets. Medium and large market capitalization companies are, according to the Adviser, companies with market capitalizations generally greater than $2 billion at the time of purchase.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).  The Adviser may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.   The Fund may invest up to 20% of its net assets in foreign securities including in emerging markets. The Fund invests primarily in equity securities of companies that the Adviser believes have attractive underlying fundamentals, are generally capable of sustaining long-term growth rates at or above the market averages, and are deemed to be underpriced relative to a company’s earnings power or asset value.

The Adviser’s Process — Purchasing Portfolio Securities.  The Adviser combines a highly disciplined approach to securities valuation with an emphasis on companies with attractive underlying fundamentals.  The Adviser focuses on companies that it believes are financially sound, have a demonstrable record of self-funded growth, and are led by capable, proven, shareholder-sensitive management.  The Adviser may focus on a particular sector or industry but will seek to keep the Fund’s portfolio diversified across many industries.  The Adviser uses in-house research and other sources to identify a universe of companies across a broad range of industries that have attractive underlying fundamentals, are generally capable of sustaining long-term growth rates at or above the market averages, and are deemed to be underpriced relative to a company’s earnings power or asset value.

The Adviser focuses on companies that it believes exhibit the following:
•	Sufficient cash flow and balance sheet strength to fund future growth;
•	Leadership or potential leadership in markets with the opportunity for long-term growth;
•	Proprietary products and services, new product development and product cycle leadership that sustains the company’s brand franchise;
•	A strong management team that is proactive, executes effectively, and anticipates and or adapts to change and is sensitive to shareholder interests;
•	Product cycles, pricing flexibility, product or geographic mix that supports growth and stability;
•	Catalysts for growth, which can include changes in regulation, management, business cycle, and business mix or industry consolidation.

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The Adviser’s valuation discipline attempts to estimate a range of value for each company whose securities are considered for purchase.  The range of value is used to estimate the spread or “margin of safety” between a company’s current stock price and a reasonable worst case low price for the stock.  The range is developed through an extensive valuation methodology that uses historic values, peer comparisons, private market value, and discounted cash flow analyses.  A key objective of this analysis is to minimize the downside risk of investing in securities which generally results in a portfolio with lower than market valuations and better than average fundamental characteristics.

The Adviser’s Process — Selling Portfolio Securities.  The Adviser regularly monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies.  The Adviser may sell a stock or reduce its position if:
•	It has reached its target price;
•	Its present reward to risk ratio is unattractive;
•	A more attractively priced security is found, or;
•	The company’s fundamentals deteriorate in a material, long-term manner.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal; or
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:
•	Want an investment that pursues market trends or focuses only on particular sectors or industries;
•	Need regular income or stability of principal; or
•	Are pursuing a short-term investment goal or investing emergency reserves.

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Principal Risks

An investment in the Fund is subject to one or more of the principal risks identified in the following table.  The identified principal risks are discussed in more detail in the disclosure that immediately follows the table.

Brown Advisory Value Equity Fund
ADRs and GDRs Risk	✓
Convertible Securities Risk	✓
Equity and General Market Risk	✓
ETF Risk	✓
Foreign Securities/Emerging Markets Risk	✓
Management Risk	✓
REIT and Real Estate Risk	✓
Smaller and Medium Capitalization Company Risk	✓
Value Company Risk	✓

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program.  The following provides additional information regarding the principal risks that could affect the value of your investment:

American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) Risk
ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.  GDRs can involve currency risk, since unlike ADRs, they may not be U.S. dollar-denominated.

Convertible Securities Risk
A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities generally have characteristics similar to both debt and equity securities.  Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers.  Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible proportionate securities.

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Principal Risks

Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.  The Fund’s investments in convertible securities may subject the Fund to the risks that prevailing interest rates, issuer credit quality and any call provisions may affect the value of the Fund’s convertible securities.  Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time.  Rights typically have a substantially shorter term than do warrants.  Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company.  Rights and warrants may lack a secondary market.

Equity and General Market Risk

The Fund’s investments in equity securities may subject the Fund to volatility and the following risks:

•	prices of stock may fall over short or extended periods of time;
•	cyclical movements of the equity market may cause the value of the Fund’s securities to fluctuate drastically from day to day; and
•	individual companies may report poor results or be negatively affected by industry and or economic trends and developments.

In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions.  The net asset value (“NAV”) of the Fund and investment return will fluctuate based upon changes in the value of its portfolio securities.  The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  Other general market risks include:

•	the market may not recognize what the Adviser or Sub-Adviser believes to be the true value or growth potential of the stocks held by the Fund;
•	the earnings of the companies in which the Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline;
•	the smaller a company’s market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock. The potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company;
•	the Adviser’s or Sub-Adviser’s judgment as to the growth potential or value of a stock may prove to be wrong; and
•	a decline in investor demand for the stocks held by the Fund also may adversely affect the value of the securities.

Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

ETF Risk
Investments in ETFs (which may, in turn, invest in equities, bonds, and other financial vehicles) may involve duplication of certain fees and expenses.  By investing in an ETF, the Fund becomes a shareholder of that ETF.  As a result, Fund shareholders indirectly bear their proportionate share of the ETF’s fees and expenses which are paid by the Fund as a shareholder of the ETF.  These fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.  If the ETF fails to achieve its investment objective, the Fund’s investment in the ETF may adversely affect the Fund’s performance.  Investing in an ETF subjects the Fund to these risks affecting the ETF, including the possibility that the value of the underlying securities held by the ETF could decrease. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their NAV and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Adviser or Sub-Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

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Principal Risks

Foreign Securities/Emerging Market Risk
If the Fund invests in foreign securities and ADRs/GDRs, an investment in that Fund may have the following additional risks:
•	foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets;
•	changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities;
•	fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund’s investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar;
•	foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation. There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies;
•	foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems;
•	certain foreign brokerage commissions and custody fees may be higher than those in the United States;
•	dividends payable on the foreign securities contained in the Fund’s portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Fund’s shareholders; and
•	prices for stock or ADRs/GDRs, may fall over short or extended periods of time.

If the Fund invests in emerging markets, an investment in that Fund may have the following additional risks:
•	information about the companies in emerging markets is not always readily available;
•	stocks of companies traded in emerging markets may be less liquid and the prices of these stocks may be more volatile than the prices of the stocks in more established markets;
•	greater political and economic uncertainties exist in emerging markets than in developed foreign markets;
•	the securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries;
•	very high inflation rates may exist in emerging markets and could negatively impact a country’s economy and securities markets;
•	emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and thus, may adversely affect the operations of the Fund;

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Principal Risks

•	certain emerging markets impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar;
•	governments of some emerging markets exercise substantial influence over the private sector and may own or control many companies. As such, governmental actions could have a significant effect on economic conditions in emerging markets, which, in turn, could affect the value of the Fund’s investments; and
•	emerging markets may be subject to less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.

ADR and GDR investments may subject the Fund to the same risks as direct investments in foreign companies.

For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries.  The less developed the country, the greater affect these risks may have on your investment in the Fund, and as a result, an investment in that Fund may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Management Risk
The Fund is actively managed and its performance may reflect the Adviser’s ability to make decisions which are suited to achieving the Fund’s investment objectives.  Due to its active management, the Fund could under perform other mutual funds with similar investment objectives.

REIT and Real Estate Risk
The Fund’s investments in REITs may subject the Fund to the following additional risks:
•	declines in the value of real estate;
•	changes in interest rates;
•	lack of available mortgage funds or other limits on obtaining capital;
•	overbuilding;
•	extended vacancies of properties;
•	increases in property taxes and operating expenses;
•	changes in zoning laws and regulations;
•	casualty or condemnation losses; and
•	tax consequences of the failure of a REIT to comply with tax law requirements.

The Fund will bear a proportionate share of the REIT’s on-going operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.

Smaller and Medium Capitalization Company Risk
If the Fund invests in smaller and medium capitalization companies, an investment in the Fund may have the following additional risks:
•	analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available;
•	securities of many smaller companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies;
•	changes in the value of smaller and medium capitalization company stocks may not mirror the fluctuation of the general market; and

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Principal Risks

•	more limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks.

For these and other reasons, the prices of smaller and medium capitalization securities can fluctuate more significantly than the securities of larger companies.  The smaller the company, the greater effect these risks may have on that company’s operations and performance.  Further, stocks of smaller-and medium capitalization companies could be more difficult during market downturns compared to larger, more widely traded companies, As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

Value Company Risk
Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.  The determination that a stock is undervalued is subjective; the market may not agree, and a stock’s price may not rise to what the investment manager believes is its full value.  If the market does not consider the stock to be undervalued then the value of the Fund’s shares may decline, even if stock prices generally are rising.

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Management

The Fund is a series of Brown Advisory Funds (the “Trust”).  The business of the Trust and the Fund is managed under the oversight of the Board of Trustees (the “Board”).  The Board meets periodically to review the Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund.  Additional information regarding the Board, as well as the Trust’s executive officers, may be found in the Fund’s Statement of Additional Information (“SAI”).

The Adviser

Brown Advisory LLC.  The Fund’s Adviser is Brown Advisory LLC, 901 South Bond Street, Suite 400, Baltimore, Maryland 21231.  The Adviser does business under the name of Brown Advisory.  The Adviser is a wholly-owned subsidiary of Brown Advisory Management, LLC, a Maryland limited liability company.  Brown Advisory Management, LLC is controlled by Brown Advisory Incorporated, a holding company incorporated under the laws of Maryland in 1998.  The Adviser and its affiliates (“Brown Advisory”) have provided investment advisory and management services to clients for over 10 years. As of September 30, 2016, Brown had approximately $55 billion in assets under management and advisement, including both discretionary and non-discretionary accounts.

The Adviser receives an advisory fee from the Fund at an annual rate of the Fund’s average daily net assets as indicated below the “Contractual Advisory Fee”.  For the fiscal year ended June 30, 2016, the Adviser received, after applicable fee waivers, an advisory fee at an annual rate of the Fund’s average daily net assets as indicated below the “Net Advisory Fee Received”.  The currently effective annual advisory fee for the Fund is as follows:

	Contractual Advisory Fee as of the fiscal year ended 6/30/16	Net Advisory Fee Received for fiscal year ended 6/30/16
Brown Advisory Value Equity Fund	0.60%	0.60%

A discussion summarizing the basis on which the Board approved the Investment Advisory Agreement between the Adviser and the Trust on behalf of the Fund will be presented in the Fund’s Semi-Annual Report to Shareholders dated December 31, 2016.

Subject to the general oversight of the Board, the Adviser is directly responsible for making the investment decisions for the Fund.

The Adviser also provides certain business management services to the Fund pursuant to a separate Business Management Agreement.  Pursuant to the Business Management Agreement, the Adviser supervises all aspects of the management and operations of the Fund, which includes monitoring the Fund’s relationships with third-party service providers to the Fund and other related business management services.  For these services, the Fund pays the Adviser a fee of 0.05% of its average daily net assets.

Portfolio Managers

Brown Advisory Value Equity Fund.  Mr. Doron S. Eisenberg, and Mr. Michael L. Foss share in the responsibility for day-to-day management of the Fund’s portfolio.

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Management

Doron S. Eisenberg, CFA, has been a Portfolio Manager of the Fund since 2015.  He has covered the technology sector as a senior Equity Research Analyst for Brown Advisory’s value and growth strategies since 2002.  Prior to joining Brown Advisory in 2002, he worked in New York as an Equity Analyst at Carret & Company during business school, and as an Engineering Project Analyst at Slattery-Skanska, Inc. from 1995 to 2000. Mr. Eisenberg graduated magna cum laude with a B.S. in Civil Engineering from Tufts University in 1995. He received his M.B.A. from Columbia Business School in 2002, with a concentration in finance and economics.

Michael L. Foss, CFA, has been a Portfolio Manager of the Fund since 2015.  Mr. Foss was a portfolio manager with Alex.  Brown Investment Management for over 5 years and is continuing in the same capacity as a Partner at Brown following the combination of the two firms in July 2008.  Mr. Foss is also responsible for managing separate accounts managed by the Adviser. Prior to his tenure at Alex. Brown Investment Management, Mr. Foss worked as an analyst and then as a portfolio manager at J.P. Morgan for 8 years focusing on large cap value equities. Mr. Foss began his career at Gabelli & Co. as an analyst. He received a B.A. from Virginia Tech in 1983 and an M.B.A. from The Wharton School, University of Pennsylvania in 1993.

The Fund’s SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager’s ownership of shares in the Fund.

Other Service Providers

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) provides certain administration, fund accounting and transfer agency services to the Fund.

Quasar Distributors, LLC (the “Distributor”) serves as the Fund’s distributor and principal underwriter in connection with the offering of the Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem Fund shares.  The Distributor is an affiliate of the Transfer Agent.

U.S. Bank N.A. serves as custodian to the Fund.  The Transfer Agent, the Distributor and U.S. Bank N.A. are affiliates.

Fund Expenses

In addition to the advisory fees discussed above, the Fund incurs other expenses such as custodian, transfer agency, interest, Acquired Fund Fees and Expenses and other customary Fund expenses.  (Acquired Fund Fees and Expenses are indirect fees that the Fund incurs from investing in the shares of other investment companies.)  The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to the amounts shown below of each Class’s average daily net assets through October 31, 2017.

	Institutional Shares	Investor Shares	Advisor Shares
Brown Advisory Value Equity Fund	1.00%	1.15%	1.35%

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Management

The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

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Choosing a Share Class

Class Comparison

The Fund offers three classes of shares, Institutional Shares, Investor Shares and Advisor Shares. Each class of shares is designed for specific investors.

The following is a summary of the differences between the three classes of the Fund:

	Institutional Shares	Investor Shares	Advisor Shares
Eligible Shareholder
(i) Investors who meet the investment minimum for Institutional Shares;

(ii) Certain institutions  (financial institutions, corporations, trusts, endowments, foundations, government entities, estates and religious and charitable organizations investing on their own behalf);

(iii) Certain fund of funds;

(iv) Certain retirement plans whose sponsors and/or administrators have entered into arrangements with the Fund’s distributor;

(v) Certain investors investing through omnibus accounts held by financial intermediaries that charge transaction fees and have entered into arrangements with the Fund’s distributor to offer Institutional Shares;

(vi) Current and former trustees of the Fund;

(vii) Certain other investors that have been approved by the Fund; and

(viii) Retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Notwithstanding the above, the Fund reserves the right to broaden or limit the eligible shareholders.

(i) Investors who meet the investment minimum for Investor Shares;

(ii) Certain investors investing through omnibus accounts held by financial intermediaries that do not charge transaction fees and have entered into arrangements with the Fund’s distributor to offer Investor Shares; and

(iii) Investors who invest unsolicited directly by application through the Transfer Agent.

(i) Investors who meet the investment minimum for Advisor Shares;

(ii) Certain investors investing through omnibus accounts held by financial intermediaries that charge transaction fees and have entered into arrangements with the Fund’s distributor to offer Advisor Shares; and

(iii) Certain retirement plans whose sponsors and/or administrators have entered into arrangements with the Fund’s distributor.

Initial Sales Charge	None	None	None
Contingent Deferred Sales Charge	None	None	None
Redemption/ Exchange Fee	1.00% if shares are redeemed 14 days or less from purchase	1.00% if shares are redeemed 14 days or less from purchase	1.00% if shares are redeemed 14 days or less from purchase
Distribution/Service (12b‑1) Fees	None	None	0.25% of the class’ average daily net assets for the Fund

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Choosing a Share Class

Institutional Shares	Investor Shares	Advisor Shares
Shareholder Service Fees	None	0.15% of the Fund’s class’ average daily net assets.	0.15% of the Fund’s class’ average daily net assets.
Annual Expenses	Lowest expense ratio because there is no Rule 12b‑1 distribution/service fee or shareholder service fees.	Higher fees than Institutional Shares because of shareholder service fees and lower fees than Advisor Shares because no Rule 12b-1 distribution/service fee.	Highest expense ratio because of Rule 12b-1 distribution/service fee and shareholder service fees.
Initial Minimum Investment	$1,000,000	$100	$100

Rule 12b-1 Distribution Fees

The Trust has adopted a Rule 12b-1 distribution plan under which the Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to the percentage shown below of the average daily net assets of Advisor Shares, as applicable.  The Distributor may pay any or all amounts received under the Rule 12b‑1 Plan to other persons, including the Adviser, for any distribution service or activity designed to retain Fund shareholders.

Advisor Shares
Brown Advisory Value Equity Fund	0.25%

Because the Advisor Shares of the Fund pay distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Shareholder Service Fees

The Trust has adopted a Shareholder Servicing Plan under which the Fund may pay a fee of up to 0.15% for shareholder services provided to the Fund’s Investor Shares and Advisor Shares by financial institutions, including the Adviser.  The types of services for which entities may be compensated under the terms of the Shareholder Servicing Plan include various types of shareholder administrative support services such as assisting shareholders with their fund accounts and records, their fund purchase and redemption orders and other similar types of non-distribution related services involving the administrative servicing of shareholder accounts.  These shareholder servicing fees may be increased without shareholder approval.

Additional Payments to Dealers

In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Adviser or its affiliates may make additional payments (“Additional Payments”) to certain selling or shareholder servicing agents for the Fund, which includes broker-dealers.  The Adviser has entered into an arrangement with its affiliated broker/dealer, Brown Advisory Securities, LLC, through which investors may purchase or redeem Fund shares.  Accordingly, the Adviser may, out of its own resources, compensate Brown Advisory Securities, LLC for the sales efforts of Brown Advisory Securities, LLC.  These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.  These Additional Payments, which may be significant, are paid by the Adviser or its affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.  Such payments by such parties may create an incentive for these financial institutions such as Brown Advisory Securities, LLC to recommend that you purchase Fund shares.

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Choosing a Share Class

In return for these Additional Payments, the Adviser expects to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments.  Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent’s clients (sometimes referred to as “Shelf Space”); access to the selling agent’s registered representatives; and/or ability to assist in training and educating the selling agent’s registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans.  In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund’s Transfer Agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds.  Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Fund’s website www.brownadvisoryfunds.com.

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Your Account

How to Contact the Fund	General Information
Write to us at:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight address:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, WI  53202-5207

Telephone us at:
(800) 540-6807 (toll free)

Visit our Web site at:
www.brownadvisoryfunds.com

You may purchase shares of the Fund class or sell (redeem) such shares on each weekday that the New York Stock Exchange (“NYSE”) is open.  Under unusual circumstances, the Fund class may accept and process shareholder orders when the NYSE is closed if deemed appropriate.

You may purchase shares of the Fund class or sell (redeem) such shares at the NAV of a share of that Fund class next calculated (or minus a redemption/exchange fee in the case of redemptions or exchanges) after the Transfer Agent receives your request in proper form (as described in the section entitled “Your Account – How to Buy Shares” in this Prospectus).

When and How NAV is Determined

The Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily. Due to the fact that different expenses are charged to the Institutional Class, Investor Shares and Advisor Class shares of the Fund, the NAV of the three classes of the Fund may vary.  The Fund’s share price is calculated as of the Fund’s close which is the close of regular trading (generally 4:00 p.m., Eastern Time) on each day the NYSE is open for business.

All shareholder transaction orders received in proper form (as described below under “How to Purchase Shares”) by the Transfer Agent, or a Financial Intermediary by 4:00 p.m., Eastern Time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern Time will be priced at the next business day’s NAV.  The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency.  Fair value determinations may be made as described below under procedures as adopted by the Fund’s Board of Trustees.  If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate the Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there remains an adequate market to meet purchase and redemption orders for that day. On any business day when the Securities Industry and Financial Markets Association recommends that the bond markets close trading early, the Fund reserves the right to close at such earlier closing time, and therefore accept purchase and redemption orders until, and calculate the Fund’s NAV as of, such earlier closing time.

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Your Account – General Information

Fair Value Pricing. Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Fund that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Under the procedures adopted by the Board, the Board may delegate fair value determinations to the Adviser or third-party pricing services, subject to the supervision of the Adviser and the Board. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies that are registered under the Investment Company Act of 1940, the Fund’s net asset value is calculated based upon the net asset values of such registered open-end management investment companies, and the prospectuses for such companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Fund may invest in the securities of smaller and/or medium companies.  The Fund’s investments in securities of smaller companies or private placements are more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

Types of Accounts

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).
• Instructions must be signed by all persons required to sign exactly as their names appear on the account
• Provide a power of attorney or similar document for each person that is authorized to open or transact business for the account if not a named account owner.

Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	• Depending on state laws, you can set up a custodial account under the UGMA or the UTMA • The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities
• Provide certified articles of incorporation, a government-issued business license or certificate, partnership agreement or similar document evidencing the identity and existence of the business entity
• Submit a secretary’s (or similar) certificate listing the person(s) authorized to open or transact business for the account.

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Your Account – General Information

Trusts (including corporate pension plans)
• The trust must be established before an account can be opened
• You must supply documentation to substantiate existence of your organization (i.e. Articles of
      Incorporation/Formation/Organization, Trust Agreements, Partnership Agreement or other official documents).
• Remember to include a separate sheet detailing the full name, date of birth, social security number and permanent street address for all authorized individuals.

Retirement Accounts

You may invest in Fund shares through an IRA account sponsored by the Adviser, including traditional and Roth IRAs.  The Fund may also be appropriate for other retirement plans.  Before investing in any IRA or other retirement plan, you should consult your tax adviser.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

Minimum Investments

To purchase shares of the Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table below.  The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

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Your Account – How to Buy Shares

How to Buy Shares

This section explains how you can purchase shares of the Brown Advisory Funds.  If you’re opening a new account, an Account Application is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free) or 414-203-9064.  For Fund shares held through brokerage and other types of accounts, please consult your Financial Intermediary.

Buying Shares	Opening an Account	Adding to an Account
Through a Financial Intermediary	Contact your Financial Intermediary	Contact your Financial Intermediary
By Mail (with Check)
• Mail your completed application (along with other required documents as described in the application) and a check to:
 Brown Advisory Funds
 c/o U.S. Bancorp Fund Services, LLC
 P.O. Box 701
 Milwaukee, WI 53201-0701

• Write your account number on your check
• Send your check with (a) a completed investment slip from
      a prior statement or confirmation or (b) letter of instruction to:
 Brown Advisory Funds
 c/o U.S. Bancorp Fund Services, LLC
 P.O. Box 701
 Milwaukee, WI 53201-0701

By Wire
• Submit your completed application (and other required
      documents as described in the application). An account
      will be established for you and you will be contacted with the account number.
• Instruct your financial institution to wire your money using the instructions in the section entitled “Your Account – How to Buy Shares – Purchase By Wire” in this Prospectus.

• Call to notify us of your incoming wire
• Instruct your financial institution to wire your money using the instructions in the section entitled “Your Account –
      How to Buy Shares – Purchase By Wire” in this Prospectus.

By Telephone	Not accepted for initial purchases
• If you have telephone purchase privileges on the account,
      you may purchase additional shares in the amount of $100
      or more using the bank account on record by calling
      800‑540‑6807 (toll free) or 414-203-9064.

By Internet (must have a United States bank account)
• Log onto the Fund’s website at
      www.brownadvisoryfunds.com
• Click on “Open an Account Today”
• Be prepared to have the required information to open your
      new account.
• Accept the terms of the online Account Application.
• Complete the online Account Application.
• The Fund will electronically deduct your purchase proceeds from the financial institution you have identified on your
      Account Application.
• Note – you may be responsible for any unauthorized Internet order as long as the Transfer Agent has taken reasonable
      measures to verify that the order is genuine.

• Log onto the Fund’s website at
      www.brownadvisoryfunds.com
• Click on “Shareholder Access”
• Provide your User ID and password.
• Select the Transaction/Purchase menu option.
• Follow the instructions provided.

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Your Account – How to Buy Shares

Buying Shares	Opening an Account	Adding to an Account
By Automatic Investment Plan (must have a United States bank account)	Not accepted for initial purchases
• Complete the Automatic Investment Plan section of the
      application or submit a letter of instruction if your account was opened without this being done.
• Attach a voided check to your application or letter of
      instruction.
• Mail the completed application or letter and voided check.
• Your purchase will be electronically debited from the bank account on record as directed in your request.

General Notes for Buying Shares

Unless purchased through a Financial Intermediary, all investments must be made by check, ACH, or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, third-party check, cash or cash equivalents (for instance, you may not pay by money order or traveler’s check).  The Fund is unable to accept post‑dated checks or any conditional order or payment.

•	Checks for all accounts, including individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”) accounts, the check must be made payable to “Brown Advisory Funds.” A $25 charge may be imposed on any returned payment; you will also be responsible for any losses suffered by the Fund as a result.

•	ACH (must have a United States bank account) refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service. A $25 charge may be imposed on any rejected transfers; you will also be responsible for any losses suffered by the Fund as a result.

•	Wires instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Purchase through Financial Intermediaries.  You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary, or if applicable, a Financial Intermediary’s designee.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

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Your Account – How to Buy Shares

Purchase by Mail.  Follow the instructions outlined in the table above.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposits in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, do not constitute receipt by the Transfer Agent.  Receipt will be deemed to occur when the Transfer Agent physically picks up such mailings.

Purchase by Wire.  If you are making your first investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your completed Account Application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.  Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.

For either initial or subsequent investments, prior to sending the wire, please call the Transfer Agent at 1‑800‑540‑6807 (toll free) or 414-203-9064 to advise the Transfer Agent of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

Instruct your bank to send the wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: Brown Advisory Funds, [Insert Fund Name and Class]
(Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire.  Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  The Fund and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Fund at 1‑800‑540‑6807 (toll free) or 414-203-9064.

Purchase by Telephone.  If your account has been open for at least 15 days, and you did not decline telephone privileges on your Account Application, you may purchase additional shares in the amount of $100 or more from your bank account upon request by telephoning the Transfer Agent toll free at 1‑800‑540‑6807 (toll free) or 414-203-9064.  You may not make your initial purchase of the Fund’s shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern Time, shares will be purchased at the price next calculated.  For security reasons, requests by telephone may be recorded.

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Your Account – How to Buy Shares

Purchase by Internet (must have a United States bank account).  You will automatically receive online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions online, including: buy or sell shares of the Fund; use electronic funds transfer to buy or sell shares of the Fund.

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at www.brownadvisoryfunds.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the associated risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and may also record calls. To help safeguard your account, keep your password confidential and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption.  Certain methods of contacting us (such as by Internet) may be unavailable or delayed during periods of unusual market activity.

You can choose not to register for online privileges. If you have online privileges on your account and want to discontinue them, please contact us for instructions. You may reinstate these privileges at any time in writing.

Automatic Investment Plan (must have a United States bank account).  For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  If you wish to enroll in the AIP, complete the “Automatic Investment Plan” section in the Account Application or call the Transfer Agent at 1‑800‑540‑6807 (toll free) or 414-203-9064 for additional information.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the effective date.  A fee ($25) will be charged if your bank does not honor the AIP draft for any reason.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1‑800‑540‑6807 (toll free) or 414-203-9064 for additional information regarding the Fund’s AIP.

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Your Account – How to Sell Shares

How to Sell Shares

The Fund processes redemption orders received in good order, promptly.  Under normal circumstances, the Fund class will send redemption proceeds to you within 5 business days.  If the Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.
Selling Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The Fund name and class
• The dollar amount or number of shares you want to sell
• How and where to send the redemption proceeds
• Obtain a signature guarantee (if required) (See the section entitled “Signature Guarantee Requirements below”)
• Obtain other documentation (if required)
• Mail us your request and documentation.

By Wire
• Wire redemptions are only available if you did not decline telephone and Internet options on your Account
      Application and you provided a voided check
• Call us with your request (unless you declined telephone and Internet options on your Account Application)
      (See the section entitled “By Telephone”) or
• Mail us your request (See the section entitled “By Mail”).

By Telephone
• Call us with your request (unless you declined telephone and Internet options on your Account Application)
• Provide the following information:
• Your account number
• Exact name(s) in which the account is registered
• Additional form of identification
• Redemption proceeds will be:
• Mailed to you or
• Electronically credited to your account at the financial institution identified on your Account Application.

By Internet
• Log onto the Fund’s website at www.brownadvisoryfunds.com
• Click on “Shareholder Access”
• Provide your User ID and password.
• Select the Transaction/Redemption menu option.
• Follow the instructions provided.
• Note – you may be responsible for any unauthorized Internet order as long as the Transfer Agent has taken reasonable measures to verify that the order is genuine.

Systematically
• Complete the systematic withdrawal program section of the application
• Attach a voided check to your application
• Mail us your completed application
• Redemption proceeds will be electronically credited to your account at the financial institution identified on your Account Application or sent by check to your address of record.

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Your Account – How to Sell Shares

General Notes for Selling Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Fund, the Transfer Agent or with your Financial Intermediary.  You may redeem part or all of the Fund’s shares at the next determined NAV after the Fund receives your order.  You should request your redemption prior to the close of the applicable Fund, generally 4:00 p.m., Eastern Time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Through a Financial Intermediary.  You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

By Mail.  You may redeem Fund shares by simply sending a written request to the Transfer Agent.  Please provide the name of the Fund, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Redemption requests will not become effective until all documents have been received in good form by the Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Shares held in IRA accounts or other retirement plan accounts may be redeemed by telephone at 1-800-540-6807.  Investors will be asked whether or not to withhold taxes from any distribution.

Telephone or Wire Redemption.  You may redeem Fund shares by telephone unless you declined telephone privileges on your Account Application. You may also request telephone privileges after your account is opened by calling the Transfer Agent at 1‑800‑540‑6807 (toll free) or 414-203-9064 for additional information.  A signature guarantee or a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of shareholders in order to qualify for or to change telephone privileges on an existing account. During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Transfer Agent by telephone, you may also mail the requests to the Fund at the address listed under “Contacting the Fund.”  Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem Fund shares by calling the Transfer Agent at 1‑800‑540‑6807 (toll free) or 414-203-9064 prior to the close of the applicable Fund, generally 4:00 p.m., Eastern Time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account.  The Transfer Agent will charge a $15 wire fee from your redemption proceeds from any complete share redemption. For partial redemptions, or share specific redemptions, any wire fee will be deducted from your remaining account balance. You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.

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Your Account – How to Sell Shares

Prior to executing instructions received to redeem shares by telephone, the Fund will use reasonable procedures to confirm that the telephone instructions are genuine.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Fund may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Systematic Withdrawal Program (must have a United States bank account).  The Fund offers a Systematic Withdrawal Program (“SWP”) whereby shareholders or their representatives may request a redemption in a predetermined amount each month, calendar quarter or annually.  Proceeds can be sent via check to the address on the account or proceeds can be sent by electronic funds transfer via the ACH network to a designated bank account.  To start this program, your account must have Fund shares with a value of at least $2,500, and the minimum amount that may be withdrawn each month, quarter or annually is $50.  This program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.

A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for Federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 1‑800‑540‑6807 (toll free) or 414-203-9064 for additional information regarding the SWP.

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Your Account – How to Sell Shares

Exchange Privileges

You may exchange your Fund shares for the same class of shares of certain other Brown Advisory Funds.  Be sure to confirm with the Transfer Agent that the Fund into which you exchange is available for sale in your state. The Brown Advisory Growth Equity Fund, Brown Advisory Flexible Equity Fund, Brown Advisory Equity Income, Brown Advisory Sustainable Growth Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Global Leaders Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Tax Exempt Bond Fund, Brown Advisory Mortgage Securities Fund,  Brown Advisory – WMC Strategic European Equity Fund, Brown Advisory – WMC Japan Alpha Opportunities Fund, Brown Advisory – Somerset Emerging Markets Fund, and Brown Advisory Emerging Markets Small-Cap Fund are other mutual funds advised by the Adviser offered in a separate prospectus.  To obtain the prospectus for the afore-mentioned list of funds and the necessary exchange authorization forms, call the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064.  Please read the other prospectus carefully to determine eligibility to exchange into those funds.   Not all Funds available for exchange may be available for purchase in your state.  Because exchanges are a sale and purchase of shares, they may have tax consequences.

If you exchange Fund shares 14 days or less from the date of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.  Please see the section entitled “Your Account – Account and Transaction Policies – Redemption/Exchange Fee” for additional information.

Requirements.  You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number).  There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges (see the section entitled “Tools to Combat Frequent Transaction”).  You may exchange your shares by mail or telephone, unless you declined telephone privileges on your Account Application.  You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

Exchanging Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The names of the fund (and class) you are exchanging
• The dollar amount or number of shares you want to sell (and exchange)
• Open a new account and complete an Account Application if you are requesting different shareholder privileges
• Mail us your request and documentation.

By Telephone
• Call us with your request (unless you declined telephone and Internet options on your Account Application)
• Provide the following information:
• Your account number
• Exact name(s) in which account is registered
• Additional form of identification.

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Your Account – Account and Transaction Policies

Account and Transaction Polices

Redemption/Exchange Fee.  The sale of Fund shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged 14 days or less from the date of purchase.  The Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.  The redemption/exchange fee is charged for the benefit of its long-term shareholders and is deducted from your proceeds and retained by the Fund to help offset transaction costs.  The Fund reserves the right to waive redemption/exchange fees, withdraw exceptions, or otherwise modify the terms of the redemption/exchange fee at its discretion at any time, to the extent permitted by law.

There are limited exceptions to the imposition of the redemption fee.  The following redemptions are exempt from application of the redemption fee:
•	Redemptions in a deceased shareholder account if such an account is registered in the deceased’s name;
•	Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);
•	Redemptions of shares purchased through a dividend reinvestment program;
•	Redemptions pursuant to the Fund’s systematic programs; or
•	Redemptions in qualified retirement plans under Section 401(a) of the Internal Revenue Code (“IRC”), and plans operating consistent with 403(a), 403(b), 408, 408A, 457, and 223(d) of the IRC.

Although the Fund has the goal of applying this redemption/exchange fee to most redemptions of shares held for 14 days or less, the Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  While the Fund has entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Fund is required to rely on information provided by the Financial Intermediary as to the applicable redemption/exchange fee, the Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.

Tools to Combat Frequent Transactions.  The Fund is intended for long-term investors and does not accommodate frequent transactions. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  In addition, the Fund discourages excessive, short-term trading and other abusive trading practices and the Fund may use a variety of techniques to monitor trading activity and detect abusive trading practices.  These steps may include, among other things, the imposition of redemption fees, if applicable, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board when the Adviser determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.

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Your Account – Account and Transaction Policies

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect a Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handle, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Proceeds.  Proceeds will generally be sent no later than seven calendar days after the Fund receives your redemption request.  If elected on your Account Application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your fund Account Application.  When proceeds are sent via the ACH network, the funds are usually available in your bank account in 2-3 business days.

Check Clearance.  The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears.  If the check does not clear, you will be responsible for any losses suffered by the relevant Fund as well as a $25 service charge imposed by the Transfer Agent.  This delay can be avoided by purchasing shares by wire.

Suspension of Redemptions.  We may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

Signature Guarantees.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

•	If a change of address request has been received by the Transfer Agent within the last 30 calendar days;

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Your Account – Account and Transaction Policies

•	When requesting a change in ownership on your account; or
•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Customer Identification Program.  Please note that, in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at 1‑800‑540‑6807 (toll free) or 414-203-9064 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to temporarily limit additional share purchases, close your account or take any other action they deem reasonable or required by law.  The Trust has appointed an Anti-Money Laundering Officer to oversee the operation of and compliance with the Trust’s Anti-Money Laundering Program.

No Certificates.  The Fund does not issue share certificates.

Right to Reject Purchases.  The Fund reserves the right to reject or cancel within one business day, without any prior notice, any purchase order, including transactions that, in the judgment of the Adviser or Sub-Adviser, represent excessive trading, may be disruptive to the management of a Fund’s portfolio, may increase a Fund’s transaction costs, administrative costs or taxes, and those that may otherwise be detrimental to the interests of the Fund and its shareholders. The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of the Fund for the short-term when the markets are highly volatile. The Fund’s right to cancel or revoke such purchase orders would be limited to within one business day following receipt by the Fund of such purchase orders.

Redemption In-Kind.  The Fund generally pays redemption proceeds in cash. However, the Fund reserves the right to pay redemption proceeds to you by a distribution of liquid securities from a Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Fund would do so except during unusual market conditions.  If the Fund pays your redemption proceeds by a distribution of liquid securities, you could incur brokerage or other charges in subsequently converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Small Accounts.  To reduce our expenses, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares, or $500 (excluding Qualified Retirement Accounts) with respect to Advisor Shares and Investor Shares, the Fund may ask you to increase your balance.  If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Shares, or $500 (excluding Qualified Retirement Accounts) for Advisor Shares and Investor Shares, the applicable Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account’s market value.  There are no minimum balance requirements for Qualified Retirement Accounts.

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Your Account – Account and Transaction Policies

Internet Transactions.  You may open a Fund account as well as purchase or sell Fund shares online at www.brownadvisoryfunds.com.  Establishing an account online is permitted only for individual, IRA, joint and UGMA/UTMA accounts. If you conduct transactions or open an account online, you are consenting to sending and receiving personal financial information over the Internet.

Electronic Delivery.  Consistent with the Fund’s commitment to environmental sustainability, you may sign up to receive daily transaction confirmations, quarterly statements, and tax forms statements electronically. You may also sign up to receive the Fund’s financial statements and Prospectuses electronically on www.brownadvisoryfunds.com. You may change your delivery preference and resume receiving these documents through the mail at any time by updating your electronic delivery preferences on www.brownadvisoryfunds.com or contacting the Fund at 1‑800‑540‑6807 (toll free) or 414-203-9064.

Householding.  In an effort to decrease costs, the Fund will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at 1‑800‑540‑6807 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Confirmations.  If you purchase shares directly from any Fund, you will receive a confirmation statement detailing the transaction.  Automatic reinvestments of distributions may be confirmed via a monthly or quarterly statement. Systematic investments/withdrawals will be confirmed only on a quarterly statement. You may consent to receive confirmations and quarterly statements electronically at www.brownadvisoryfunds.com, otherwise your confirmation and quarterly statements will be sent in the mail.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

Portfolio Holdings.  A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s SAI.

Policy on Prohibition of Foreign Shareholders.  Shares of the Fund have not been registered for sale outside of the United States.  Accordingly, the Fund generally requires that all shareholders must be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Fund.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses, investors who are clients of the Adviser or its affiliates, or other investors meeting eligibility requirements as determined by the Adviser.  The Fund reserves the right to close the account within 5 business days if clarifying information or documentation is not received.

Canceled or Failed Payments.  The Fund accepts checks and ACH transfers at full value subject to collection.  If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within 2 business days of bank notification.  You will be responsible for any actual losses or expenses incurred by the Fund or the Transfer Agent as a result of the cancellation, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.  The Fund and its agents have the right to reject or cancel any purchase or exchange (purchase side only) due to nonpayment.

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Your Account – Account and Transaction Policies

Lost Accounts.  The Transfer Agent may consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Transfer Agent receives your new address.  In addition, the amount of any outstanding cash distribution checks (unpaid for six months or more) or checks that have been returned to the Transfer Agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Additional Information.

The Trust enters into contractual arrangements with various parties, including among others, the Fund’s investment adviser, investment sub-advisers, principal underwriter, custodian, administrator and transfer agent who provide services to the Fund. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Fund that you should consider in determining whether to purchase Fund shares. Neither this prospectus, the Statement of Additional Information, any documents filed as exhibits, nor any other communications, disclosure documents or regulatory filings from or on behalf of the Trust or the Fund is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees or the Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

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Distributions and Taxes

Distributions

The Fund declares distributions from net investment income, if any, at least annually. Any net capital gain realized by the Fund will be distributed at least annually.  The Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.

All distributions of the Fund are reinvested in additional shares, unless you choose one of the following options:

(1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive all distributions in cash; or
(3) reinvest dividends in additional Fund shares while receiving capital gain distributions in cash.

You may change your dividend and capital gain distribution election in writing or by calling the Transfer Agent in advance of the next distribution.

For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.  Shares become entitled to receive distributions on the day after the shares are issued.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.

Taxes

The Fund intends to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, the Fund generally will not be subject to tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

You will generally be taxed on a Fund’s taxable distributions, regardless of whether you reinvest them or receive them in cash.  A Fund’s taxable distributions of net investment income and short-term capital gains, if any, are taxable to you as ordinary income.  The Fund’s distributions of long-term capital gains, if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares.  Distributions may also be subject to certain state and local taxes.  Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

The maximum tax rate for individual taxpayers applicable to long-term capital gains and income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.  A shareholder will also have to satisfy a more than 60-day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rates.  These rate reductions do not apply to corporate taxpayers.

A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

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Distributions and Taxes

Distributions of capital gain and distributions of net investment income reduce the NAV of a Fund’s shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distributions even though the distributions represent a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain or loss.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, or if at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies, the Fund will be eligible and may elect to treat a proportionate amount of such foreign taxes paid by it as additional income to each shareholder which would generally permit each shareholder (1) to credit this amount (subject to applicable limitations) or (2) to deduct this amount for purposes of computing its Federal income tax liability.  It is expected that the Fund will be eligible to make this election, although there can be no assurance in this regard.  The Fund will notify you if it makes this election.

The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you provide the required information or certification.  Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

After December 31 of each year, the Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

With the exception of the Brown Advisory Maryland Bond Fund and Brown Advisory Tax Exempt Bond Fund, dividends paid by the Fund will not qualify as “exempt-interest dividends,” and will not be excludable from gross income by its shareholders, because the Fund will not invest at least 50% of the value of its total assets in securities the interest on which is excludable from gross income.

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Index Descriptions

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price to book value ratios and lower expected growth values.

The S&P 500® Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Fund for the past 5 years or for the period of a Fund’s operations if less than 5 years.,  The Fund is the accounting successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012.  The Fund has adopted the Financial Statements of the Predecessor Fund.  The Investor Shares of the Fund were the previous Institutional Shares of the Predecessor Fund and the Advisor Shares of the Fund were the previous Advisor Shares of the Predecessor Fund. Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment the Fund, assuming reinvestment of all dividends and distributions. The information presented in the tables below has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.  The financial highlights tables on the following pages reflect selected per share data and ratios for a share outstanding the Fund throughout each period.

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Financial Highlights

BROWN ADVISORY VALUE EQUITY FUND

INSTITUTIONAL SHARES
	Year/Period Ended June 30,
	2016	2015	2014	2013(f)

Net Asset Value, Beginning of Year/Period	$17.52	$18.75	$14.74	$13.05

Net Investment Income(a)	0.22	0.27	0.22	0.18
Net Realized and Unrealized Gains (Losses)	(1.73)	(0.68)	3.95	1.74

Total from Investment Operations	$(1.51)	$(0.41)	$4.17	$1.92

Distributions:
from Net Investment Income	(0.23)	(0.28)	(0.16)	(0.23)
from Net Realized Gains	(1.96)	(0.54)	—	—

Total Distributions to Shareholders	$(2.19)	$(0.82)	$(0.16)	$(0.23)

Redemption fees(a)	—	—	—	—

Net Asset Value, End of Year/Period	$13.82	$17.52	$18.75	$14.74

Total Return	(8.57)%	(2.20)%	28.41%	14.99%(b)

Net Assets at End of Year/Period (000’s Omitted)	$13	$14	$15	$12

Ratios to Average Net Assets:
Net Investment Income	1.45%	1.49%	1.31%	1.67%(c)
Net Expenses	0.77%	0.75%	0.77%	0.81%(c)
Gross Expenses(d)	0.77%	0.75%	0.77%	0.81%(c)

Portfolio Turnover Rate	38%	45%	37%	57%(e)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Reflects portfolio turnover at the Fund level for the year ended June 30, 2013.
(f)	Commenced operations on October 19, 2012. The information presented is for the period from October 19, 2012 to June 30, 2013.

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Financial Highlights

BROWN ADVISORY VALUE EQUITY FUND

INVESTOR SHARES*

	Year Ended June 30,
	2016	2015	2014	2013	2012

Net Asset Value, Beginning of Year	$17.52	$18.75	$14.74	$12.30	$12.56

Net Investment Income(a)	0.20	0.24	0.20	0.21	0.15
Net Realized and Unrealized Gains (Losses)	(1.74)	(0.68)	3.95	2.45	(0.33)

Total from Investment Operations	$(1.54)	$(0.44)	$4.15	$2.66	$(0.18)

Distributions:
from Net Investment Income	(0.20)	(0.25)	(0.14)	(0.22)	(0.08)
from Net Realized Gains	(1.96)	(0.54)	—	—	—

Total Distributions to Shareholders	$(2.16)	$(0.79)	$(0.14)	$(0.22)	$(0.08)

Redemption fees(a)	—	—	—(c)	—(c)	—

Net Asset Value, End of Year	$13.82	$17.52	$18.75	$14.74	$12.30

Total Return	(8.74)%	(2.35)%	28.26%	21.91%	(1.35)%

Net Assets at End of Year (000’s Omitted)	$51,467	$166,808	$241,666	$160,800	$156,226

Ratios to Average Net Assets:
Net Investment Income	1.30%	1.34%	1.16%	1.54%	1.27%
Net Expenses	0.92%	0.90%	0.92%	0.94%	0.91%
Gross Expenses(b)	0.92%	0.90%	0.92%	0.94%	0.91%

Portfolio Turnover Rate	38%	45%	37%	57%	72%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
*	Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

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Financial Highlights

BROWN ADVISORY VALUE EQUITY FUND

ADVISOR SHARES*

	Year Ended June 30,
	2016	2015	2014	2013	2012

Net Asset Value, Beginning of Year	$17.62	$18.85	$14.82	$12.36	$12.62

Net Investment Income(a)	0.16	0.20	0.15	0.16	0.13
Net Realized and Unrealized Gains (Losses)	(1.74)	(0.69)	3.98	2.49	(0.32)

Total from Investment Operations	$(1.58)	$(0.49)	$4.13	$2.65	$(0.19)

Distributions:
from Net Investment Income	(0.17)	(0.20)	(0.10)	(0.19)	(0.07)
from Net Realized Gains	(1.96)	(0.54)	—	—	—

Total Distributions to Shareholders	$(2.13)	$(0.74)	$(0.10)	$(0.19)	$(0.07)

Redemption fees(a)	—	—(c)	—	—	—

Net Asset Value, End of Year	$13.91	$17.62	$18.85	$14.82	$12.36

Total Return(b)	(8.97)%	(2.61)%	27.90%	21.63%	(1.45)%

Net Assets at End of Year (000’s Omitted)	$917	$1,183	$1,635	$1,615	$2,201

Ratios to Average Net Assets:
Net Investment Income	1.05%	1.09%	0.91%	1.31%	1.07%
Net Expenses	1.17%	1.15%	1.17%	1.17%	1.11%
Gross Expenses(b)	1.17%	1.15%	1.17%	1.17%	1.11%

Portfolio Turnover Rate	38%	45%	37%	57%	72%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.

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At Brown Advisory, we believe that you deserve frank and open communication on all aspects of our relationship. In this spirit, we provide this annual summary of our policies relating to confidentiality and privacy of client information, mutual funds, conflicts of interest, trading commissions, proxy voting and Form ADV annual notice.

CONFIDENTIALITY AND PRIVACY POLICY

Brown Advisory takes the confidentiality of your personal information and the privacy of your account very seriously. Our commitment to safeguard your personal information goes beyond our legal obligation to process your transactions accurately and securely. Whether we serve you online, in person, on the telephone or by mail, the principles that guide the way in which we conduct business are built upon the core values of trust and integrity.

We limit access to your personal information to only those employees with a business reason to know such information. We train and consistently remind all employees to respect client privacy and to recognize the importance of the confidentiality of such information. Those who violate our privacy policy are subject to disciplinary action. This commitment also applies to the sharing of information among Brown Advisory and its affiliates.

We maintain physical, electronic and procedural safeguards that comply with applicable laws and regulations to protect your personal information, including various measures to protect your personal information while it is stored electronically.

Federal law requires us to inform you that we have on record personal information about you and that we obtain such information from you directly (e.g., information you provide to us on account applications and other forms, such as your name, address, social security number, occupation, assets and income) and indirectly (e.g., information on our computer systems about your transactions with us, such as your account balance and account holdings). Any personal information you choose to provide is kept confidential and allows us to: (i) provide better and more complete investment and strategic advice; (ii) develop new services that meet additional needs you may have; and, (iii) comply with legal and regulatory requirements.

In addition, in the normal conduct of our business, it may become necessary for us to share information relating to our clients that we have on record, as described above, with companies not affiliated with us who are under contract to perform services on our behalf. For example, we have contracted with companies to assist us in complying with anti-terrorist and anti-money laundering statutory requirements (including the identification and reporting of activities that may involve terrorist acts or money laundering activities), companies that provide clearing services, and other vendors that provide services directly related to your account relationship with us. Our agreements with these companies require that they keep your information confidential and not use such information for any unrelated purpose.

 We do not sell information about you to third parties, and we do not otherwise disclose information to third parties without your permission or unless required by law.

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FOR MORE INFORMATION

Annual/Semi-Annual Reports
The annual and semi-annual reports provide additional information about the Fund’s investments, as well as the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the last fiscal year.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund
You can get free copies of the Prospectus, SAI and annual/semi-annual reports or other information by visiting the Fund’s website at www.brownadvisoryfunds.com or by contacting the Fund at:

Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
800-540-6807 (toll free) or 414-203-9064

Securities and Exchange Commission Information
You can also review the Fund’s annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission (“SEC”). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by visiting the SEC’s website www.sec.gov or e-mailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549
E-mail address: publicinfo@sec.gov

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207
Investment Company Act File No. 811‑22708

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BROWN ADVISORY VALUE EQUITY FUND
Institutional Shares (BAFVX)
Investor Shares (BIAVX)
Advisor Shares (BAVAX)